As filed with the Securities and Exchange Commission on September 29, 2014
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21715
NEUBERGER BERMAN ALTERNATIVE FUNDS
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti
Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)
Date of fiscal year end: October 31
Date of reporting period: July 31, 2014
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

July 31, 2014
Schedule of Investments Neuberger Berman Absolute Return Multi- Manager Fund (Unaudited)

Number of Shares		Value	†

Long Positions (103.1%)

Common Stocks (58.0%)

Aerospace & Defense (0.9%)
24,262	B/E Aerospace, Inc.	$2,065,667	*Ø
725,430	Exelis, Inc.	12,216,241	Ø
		14,281,908

Air Freight & Logistics (0.0%)
3,600	XPO Logistics, Inc.	111,204	*Ø

Airlines (0.1%)
16,822	American Airlines Group, Inc.	653,535	±Ø
14,383	AMR Corp.	29,485	*fØ
45,128	JetBlue Airways Corp.	483,772	*Ø
4	United Continental Holdings, Inc.	186	*Ø
		1,166,978
Auto Components (0.6%)
10,653	Continental AG	2,294,277
99,100	Cooper Tire & Rubber Co.	2,862,999	Ø
13	TRW Automotive Holdings Corp.	1,330	*Ø
46,855	Visteon Corp.	4,474,652	*£
		9,633,258
Automobiles (0.5%)
662,317	Fiat SpA	6,356,602	*Ø
50,838	Motors Liquidation Co. GUC Trust	1,225,196	*Ø
		7,581,798
Banks (2.6%)
101,884	1st United Bancorp, Inc.	850,731	Ø
1,009,937	Aozora Bank Ltd.	3,431,853	Ø
81,444	Cascade Bancorp	441,426	*Ø
1,480,000	China Construction Bank Corp. Class H	1,132,378	Ø
2,198,000	Chongqing Rural Commercial Bank Class H	1,087,151	Ø
13,118	CIT Group, Inc.	644,225	Ø
110,741	Dah Sing Banking Group Ltd.	197,720
33,984	Dah Sing Financial Holdings Ltd.	192,846
10,226	East West Bancorp, Inc.	348,298	Ø
66,962	Erste Group Bank AG	1,719,479	Ø
9,929	Heritage Financial Corp.	157,970	Ø
541,300	Mitsubishi UFJ Financial Group, Inc.	3,192,210	Ø
2,715,500	Mizuho Financial Group, Inc.	5,272,070	Ø
131,815	OmniAmerican Bancorp, Inc.	3,257,149	Ø
894,349	Piraeus Bank SA	1,879,023	*Ø
515,300	Regions Financial Corp.	5,225,142	Ø
6,312	Sterling Bancorp	75,113	Ø
69,600	Sumitomo Mitsui Financial Group, Inc.	2,837,208	Ø
675,000	Sumitomo Mitsui Trust Holdings, Inc.	2,937,402	Ø
138,200	SunTrust Banks, Inc.	5,258,510	Ø
35,114	Synovus Financial Corp.	826,935
18,866	United Bankshares, Inc.	605,221	Ø
10,074	Yadkin Financial Corp.	186,973	*Ø
		41,757,033
Beverages (0.9%)
403,900	AMBEV SA	2,789,692	Ø
502,111	Cott Corp.	3,449,503	Ø
90,413	PepsiCo, Inc.	7,965,385	£Ø
		14,204,580
Biotechnology (0.5%)
3,500	Chelsea Therapeutics International Ltd.	385	*fØ
45,350	Gilead Sciences, Inc.	4,151,793	*Ø
20,584	Idenix Pharmaceuticals, Inc.	502,661	*Ø
8,993	NPS Pharmaceuticals, Inc.	251,264	*Ø
532,802	QLT, Inc.	3,180,828	*Ø
24,000	Trius Therapeutics Inc.	3,120	*fØ
		8,090,051
Building Products (0.2%)
17,388	Allegion PLC	894,265	£Ø
79,300	LIXIL Group Corp.	1,922,378	Ø
28,079	WaterFurnace Renewable Energy, Inc.	783,384	Ø
		3,600,027
Capital Markets (0.6%)
151,258	BGC Partners, Inc. Class A	1,184,350	£
62,900	Jafco Co. Ltd.	2,428,136	Ø
438,400	Nomura Holdings, Inc.	2,767,871	Ø
155,969	NorthStar Asset Management Group, Inc.	2,793,405	*
		9,173,762
Chemicals (3.8%)
85,450	Air Products & Chemicals, Inc.	11,275,128	Ø
125,000	Asahi Kasei Corp.	987,890	Ø
106,977	Ashland, Inc.	11,195,143	£Ø
96,200	Axiall Corp.	4,120,246	Ø
16,404	CF Industries Holdings, Inc.	4,106,577	Ø
146,800	Huntsman Corp.	3,824,140	Ø
6,471	LyondellBasell Industries NV Class A	687,544	Ø
19,490	Monsanto Co.	2,204,124	Ø
106,800	Nissan Chemical Industries Ltd.	1,957,772	Ø
38,400	Nitto Denko Corp.	1,713,656	Ø
130,917	Rockwood Holdings, Inc.	10,334,588	Ø
39,500	Shin-Etsu Chemical Co. Ltd.	2,505,414	Ø
1,200	The Sherwin-Williams Co.	247,476	Ø
611,000	Ube Industries Ltd.	1,054,251	Ø
51,023	WR Grace & Co.	4,643,093	*Ø
		60,857,042
Commercial Services & Supplies (0.8%)
113,645	Iron Mountain, Inc.	3,808,244	Ø
83,027	RR Donnelley & Sons Co.	1,441,349	±Ø
45,627	The Brink's Co.	1,224,629	±£Ø
141,691	Tyco International Ltd.	6,113,966	Ø
		12,588,188
Communications Equipment (0.3%)
197,903	Juniper Networks, Inc.	4,658,637	*Ø
122,876	Parkervision, Inc.	153,595	*Ø
20,567	Riverbed Technology, Inc.	368,149	*Ø
		5,180,381
Construction & Engineering (0.5%)
6	Bouygues SA	237
92,129	Foster Wheeler AG	3,036,572	Ø
90,000	Kentz Corp. Ltd.	1,410,068	Ø
422,000	Taisei Corp.	2,379,905	Ø
10,500	URS Corp.	601,335	Ø
		7,428,117
Construction Materials (0.3%)
317,500	Anhui Conch Cement Co. Ltd. Class H	1,187,866	Ø
27,920	HeidelbergCement AG	2,071,099	Ø
7,312	Martin Marietta Materials, Inc.	908,370	Ø
		4,167,335
Consumer Finance (0.4%)
101,498	Ally Financial, Inc.	2,330,394	*£Ø
144,919	Navient Corp.	2,492,607	Ø
144,919	SLM Corp.	1,283,982	Ø
		6,106,983
Containers & Packaging (0.6%)
926,523	Nampak Ltd.	3,518,851	Ø
2,622,577	Orora Ltd.	3,531,782
578,857	Pact Group Holdings Ltd.	1,982,481	*Ø
		9,033,114
Diversified Consumer Services (0.5%)
1,481	Cengage Learning Holdings II LP	50,539	*Ø
3,046	H&R Block, Inc.	97,868	Ø
45,100	LifeLock, Inc.	625,988	*Ø
206	Matthews International Corp. Class A	8,951
261,050	Regis Corp.	3,636,426	Ø
106,844	Sotheby's	4,236,365
		8,656,137
Diversified Financial Services (1.1%)
53,794	Capmark Financial Group, Inc.	268,970	Ø
7,488,000	EME Reorganization Trust	1,015,373	Ø
45,820	GT Capital Holdings, Inc.	935,727	Ø
1,024,889	Nomad Holdings Ltd.	10,646,884	*Ø
214,800	ORIX Corp.	3,471,443	Ø
27,000	Pohjola Bank PLC Class A	571,588	Ø
28,512	Rescap Liquidating Trust	527,472	*Ø
		17,437,457
Diversified Telecommunication Services (1.5%)
4,000	Bell Aliant, Inc.	113,358
6,300	Enventis Corp.	103,194	Ø
49,501	Fairpoint Communications, Inc.	722,715	*Ø
705,236	Globalstar, Inc.	2,792,734	*Ø
41,603	Intelsat SA	771,320	*Ø
35,000	Koninklijke KPN NV	111,918	*Ø
4,132,532	Telecom Italia SpA	3,863,805	Ø
38,210	Telefonica Deutschland Holding AG	298,746	*Ø
209,403	tw telecom, Inc.	8,531,078	*
10,497	Verizon Communications, Inc.	529,259	Ø
173,737	Vivendi SA	4,360,499	*Ø
26,777	Ziggo NV	1,207,514	Ø
		23,406,140
Electric Utilities (0.3%)
4,000	Cleco Corp.	222,960	Ø
35,000	Pepco Holdings, Inc.	939,750	Ø
60,389	UNS Energy Corp.	3,648,703	Ø
		4,811,413
Electrical Equipment (0.3%)
23,150	Eaton Corp. PLC	1,572,348	Ø
40,300	Nidec Corp.	2,624,607	Ø
		4,196,955
Electronic Equipment, Instruments & Components (0.3%)
5,006	Aeroflex Holding Corp.	52,863	*Ø
173,000	Hitachi Ltd.	1,340,889	Ø
22,751	Measurement Specialties, Inc.	1,956,358	*Ø
131,500	Nichicon Corp.	1,024,907	Ø
19,400	RealD, Inc.	205,058	*±
		4,580,075
Energy Equipment & Services (0.9%)
4,400	Dresser-Rand Group, Inc.	261,844	*Ø
409,292	Noble Corp. PLC	12,801,130	*£Ø
130,258	Paragon Offshore PLC	1,484,941	*
		14,547,915
Food & Staples Retailing (0.8%)
93,139	Safeway, Inc.	3,209,570	Ø
22,000	Susser Holdings Corp.	1,763,740	*Ø
65,400	Sysco Corp.	2,334,126	Ø
88,075	Walgreen Co.	6,056,918	£Ø
		13,364,354
Food Products (0.9%)
112,257	ConAgra Foods, Inc.	3,382,303	£Ø
18,000	GrainCorp. Ltd. Class A	144,699	Ø
85,735	Maple Leaf Foods, Inc.	1,546,666	Ø
13,983	Mead Johnson Nutrition Co.	1,278,606	±Ø
115,067	Oceana Group Ltd.	886,427	Ø
3,000	Pinnacle Foods, Inc.	90,390	±Ø
110,772	The Hillshire Brands Co.	6,953,159	Ø
10,000	Warrnambool Cheese & Butter Factory Co. Holding Ltd.	71,184	Ø
13,751	WhiteWave Foods Co.	409,642	*Ø
		14,763,076
Health Care Equipment & Supplies (3.1%)
171,132	Alere, Inc.	6,845,280	*Ø
106,093	Ansell Ltd.	1,862,535	Ø
46,000	ArthroCare Corp.	16,100	*f
9,759	Baxter International, Inc.	728,900	Ø
52,944	CONMED Corp.	2,064,816	Ø
403,789	Covidien PLC	34,931,786	Ø
30,000	Medical Action Industries, Inc.	414,000	*Ø
21,344	Medtronic, Inc.	1,317,779
16,740	Smith & Nephew PLC ADR	1,440,812	Ø
		49,622,008
Health Care Providers & Services (1.2%)
507,884	Accretive Health, Inc.	4,276,383	*Ø
273	Aetna, Inc.	21,166	Ø
112,596	Brookdale Senior Living, Inc.	3,901,451	*Ø
10,302	Chindex International, Inc.	241,170	*Ø
340,936	Extendicare, Inc.	2,335,756	Ø
12,010	Fresenius SE & Co. KGaA	1,795,969	Ø
111,962	Gentiva Health Services, Inc.	2,026,512	*Ø
304,450	Mediclinic International Ltd.	2,422,724	Ø
35,338	WellCare Health Plans, Inc.	2,204,384	*
		19,225,515
Hotels, Restaurants & Leisure (2.4%)
113,089	Accor SA	5,476,631	Ø
3,000	Belmond Ltd. Class A	37,200	*
205,946	Bob Evans Farms, Inc.	9,784,494	Ø
172,800	Burger King Worldwide, Inc.	4,558,464	Ø
17,604	Darden Restaurants, Inc.	822,987	Ø
218,100	International Game Technology	3,692,433	±Ø
176,090	Isle of Capri Casinos, Inc.	1,392,872	*
36,251	McDonald's Corp.	3,427,895	Ø
9,084	MGM Resorts International	243,815	*
99,656	Morgans Hotel Group Co.	742,437	*£Ø
33,132	Multimedia Games Holding Co., Inc.	799,144	*Ø
16,475	Pinnacle Entertainment, Inc.	359,155	*Ø
339,600	Sands China Ltd.	2,493,238	Ø
56,307	Vail Resorts, Inc.	4,251,179	Ø
		38,081,944
Household Durables (0.6%)
3,100	Beazer Homes USA, Inc.	47,585	*Ø
4,000	Blyth, Inc.	24,200	Ø
13,000	Indesit Co. SpA	188,042	*
3,200	KB Home	52,160	Ø
166,090	Lennar Corp. Class B	5,082,354	Ø
30,400	Rinnai Corp.	2,767,769	Ø
88,700	Sony Corp.	1,616,623	Ø
		9,778,733
Industrial Conglomerates (0.3%)
3,520,000	Alliance Global Group, Inc.	2,114,228	Ø
11,875	Danaher Corp.	877,325	Ø
302,000	Toshiba Corp.	1,343,193	Ø
		4,334,746
Insurance (2.1%)
8,539	Ambac Financial Group, Inc.	193,494	*Ø
9,937	Aspen Insurance Holdings Ltd.	397,580	Ø
281,473	Assured Guaranty Ltd.	6,282,477	Ø
128,543	FNF Group	3,484,801	*
42,842	FNFV Group	700,895	*
349,857	Hartford Financial Services Group, Inc.	11,951,115	Ø
316,970	Insurance Australia Group Ltd.	1,844,727
208,610	Meadowbrook Insurance Group, Inc.	1,257,918	Ø
134,223	National Interstate Corp.	3,636,101	NØ
61,077	Protective Life Corp.	4,237,522	Ø
500	Schweizerische National-Versicherungs-Gesellschaft AG	44,539
22,879	Syncora Holdings Ltd.	40,954	*Ø
		34,072,123
Internet & Catalog Retail (0.6%)
84,034	Liberty Ventures Series A	5,811,791	*Ø
28,728	Overstock.com, Inc.	466,830	*Ø
67,253	Shutterfly, Inc.	3,316,918	*
75,000	Vitacost.com, Inc.	598,500	*
		10,194,039
Internet Software & Services (1.1%)
66,000	AOL, Inc.	2,544,300	*Ø
73,903	eBay, Inc.	3,902,078	*Ø
8,995	Google, Inc. Class A	5,213,052	*Ø
124,127	Move, Inc.	1,812,254	*±Ø
6,955	Rackspace Hosting, Inc.	210,667	*Ø
720,128	Travelport LLC	1,193,972	*Ø
1,088	Trulia, Inc.	65,857	*Ø
24,407	Web.com Group, Inc.	648,006	*±Ø
65,412	Yahoo!, Inc.	2,342,404	*±£Ø
		17,932,590
IT Services (0.3%)
7,000	Blackhawk Network Holdings, Inc. Class B	195,230	*Ø
500	Bull	3,301	*
56,100	Convergys Corp.	1,087,779	Ø
38,900	MasterCard, Inc. Class A	2,884,435
		4,170,745
Life Sciences Tools & Services (0.1%)
14,539	Bruker Corp.	330,471	*Ø
150,000	Nordion, Inc.	1,944,000	*Ø
		2,274,471
Machinery (0.7%)
237,000	Amada Co. Ltd.	2,301,995	Ø
14,841	Ingersoll-Rand PLC	872,502	Ø
8,953	Joy Global, Inc.	530,555	±Ø
54,600	Komatsu Ltd.	1,210,881	Ø
39,500	Makita Corp.	2,336,307	Ø
63,580	Pentair PLC	4,073,571	£Ø
33,956	Xerium Technologies, Inc.	441,428	*Ø
		11,767,239
Marine (0.1%)
353,000	Nippon Yusen KK
		1,011,426	Ø

Media (6.7%)

14,032	Cablevision Systems Corp. Class A	269,695	Ø
291,307	CBS Corp. Class B	16,554,977	Ø
36,077	CBS Outdoor Americas, Inc.	1,201,003	£Ø
19,400	Cineplex, Inc.	693,550	Ø
112,438	Comcast Corp. Class A	6,041,294	Ø
320,237	DIRECTV	27,556,394	*±Ø
1,900	Discovery Communications, Inc. Class A	161,899	*±Ø
121,623	DISH Network Corp. Class A	7,523,599	*£Ø
105,926	Gray Television, Inc.	1,290,179	*Ø
86,498	Journal Communications, Inc. Class A	941,098	*Ø
137,385	Lamar Advertising Co. Class A	6,889,858	Ø
1,355	Liberty Global PLC Class A	56,368	*Ø
100,214	Liberty Global PLC Series C	4,007,558	*£Ø
2,238	Liberty Media Corp. Class A	105,298	*Ø
4,476	Liberty Media Corp. Class C	210,372	*Ø
80,032	LIN Media LLC Class A	2,065,626	*Ø
38,999	Loral Space & Communications, Inc.	2,819,628	*Ø
239,709	Mediaset SpA	950,926	*Ø
250,236	News Corp. Class A	4,416,665	*Ø
4,586	Nexstar Broadcasting Group, Inc. Class A	213,662	Ø
500	PubliGroupe AG	116,845	Ø
1,900	Scripps Networks Interactive, Inc. Class A	156,579	±Ø
6,393	Sinclair Broadcast Group, Inc. Class A	206,558	Ø
425,699	Sirius XM Holdings, Inc.	1,438,862	*Ø
17,149	Sizmek, Inc.	155,884	*Ø
104,039	Sky Deutschland AG	935,742	*
90,670	Time Warner Cable, Inc.	13,156,217	Ø
44,198	Time Warner, Inc.	3,669,318	±£
300,000	Tribune Co. Class 1C Litigation	750	*Ø
27,962	Tribune Media Co. Class A	2,306,865	*Ø
7,460	Tribune Publishing Co.	156,878	*
37,121	Twenty-First Century Fox, Inc. Class B	1,175,251	£Ø
		107,445,398
Metals & Mining (1.1%)
3	Agnico Eagle Mines Ltd.	112
8,000	Augusta Resource Corp.	29,935	*Ø
23,719	Barrick Gold Corp.	428,840	Ø
3,600	BHP Billiton Ltd. ADR	255,924	Ø
779,187	Gold Fields Ltd. ADR	3,069,997	Ø
14,375	Gold Reserve, Inc.	56,988	*Ø
63,670	Lumina Copper Corp.	618,977	*Ø
45,981	Newmont Mining Corp.	1,145,387	Ø
506,000	Nippon Steel & Sumitomo Metal Corp.	1,527,949	Ø
500	Papillon Resources Ltd.	844	*Ø
64,053	Primero Mining Corp.	490,524	*Ø
89,076	Sulliden Gold Corp. Ltd.	114,373	*Ø
436,964	SunCoke Energy, Inc.	9,975,888	*Ø
40,649	Yamana Gold, Inc.	346,710
		18,062,448
Multiline Retail (0.7%)
120,249	Family Dollar Stores, Inc.	8,988,613
7,800	Fred's, Inc. Class A	123,474	Ø
174,000	Takashimaya Co. Ltd.	1,600,237	Ø
		10,712,324
Multi-Utilities (0.1%)
15,900	Integrys Energy Group, Inc.
		1,042,404	Ø
Oil, Gas & Consumable Fuels (2.1%)
80,000	Alvopetro Energy Ltd.	71,170	*Ø
84,257	Anadarko Petroleum Corp.	9,002,860	±£Ø
12,649	Apache Corp.	1,298,546	Ø
20,106	Bellatrix Exploration Ltd.	148,810	*Ø
168,720	Cameco Corp.	3,401,395	Ø
32,610	Cheniere Energy, Inc.	2,307,484	*Ø
54,289	Crocotta Energy, Inc.	226,547	*Ø
1,398	Energy XXI Bermuda Ltd.	27,904
46,912	Hess Corp.	4,643,350	Ø
147,000	JX Holdings, Inc.	755,889	Ø
60,000	Kodiak Oil & Gas Corp.	932,400	*
105,537	Occidental Petroleum Corp.	10,312,020	£Ø
21,641	Overseas Shipholding Group, Inc.	74,662	*
52,397	Spartan Energy Corp.	187,415	*Ø
27,099	Talisman Energy, Inc.	283,578
4,043	Whiting Petroleum Corp.	357,765	*Ø
		34,031,795
Paper & Forest Products (0.0%)
100,000	Ainsworth Lumber Co. Ltd.	245,793	*Ø

Pharmaceuticals (4.9%)
61,246	Actavis PLC	13,122,568	*±£Ø
107,541	Allergan, Inc.	17,836,750	±£Ø
53,507	AstraZeneca PLC ADR	3,894,775	±£
71,491	Auxilium Pharmaceuticals, Inc.	1,431,250	*Ø
17,130	Bayer AG	2,259,558	Ø
345,200	Catalent, Inc.	6,900,548	*
15,390	Endo International PLC	1,032,361	*Ø
1,500	Furiex Pharmaceuticals, Inc.	14,655	*fØ
64,750	Johnson & Johnson	6,480,827	Ø
100	Omthera Pharmaceuticals, Inc.	–	*f
6,380	Perrigo Co. PLC	959,871	±Ø
150,300	Pfizer, Inc.	4,313,610	Ø
37,526	Questcor Pharmaceuticals, Inc.	3,376,214	Ø
17,739	Revance Therapeutics, Inc.	544,233	*Ø
42,466	Shire PLC ADR	10,467,869	£Ø
57,385	Teva Pharmaceutical Industries Ltd. ADR	3,070,097	Ø
53,900	Theravance Biopharma, Inc.	1,510,817	*Ø
39,336	Zoetis, Inc.	1,294,548	£Ø
		78,510,551
Real Estate Investment Trusts (1.2%)
213,714	American Realty Capital Healthcare Trust, Inc.	2,280,329	Ø
186,620	American Realty Capital Properties, Inc.	2,446,588	£Ø
138,494	Colony Financial, Inc.	3,067,642	Ø
3,697	Essex Property Trust, Inc.	700,840	Ø
31,548	Gaming and Leisure Properties, Inc.	1,062,221
1,342	Japan Retail Fund Investment Corp.	2,957,224	Ø
4,871	Mid-America Apartment Communities, Inc.	340,581	Ø
1,483,287	Newcastle Investment Corp.	6,630,293	£Ø
13,513	NorthStar Realty Finance Corp.	217,559	*Ø
807	Parkway Properties, Inc.	16,729	Ø
		19,720,006
Real Estate Management & Development (0.8%)
245,000	Daiwa House Industry Co. Ltd.	4,973,308	Ø
124,480	GAGFAH SA	2,181,750	*Ø
51,000	Mitsubishi Estate Co. Ltd.	1,247,107	Ø
247,000	Tokyo Tatemono Co. Ltd.	2,109,587	Ø
252,600	Tokyu Fudosan Holdings Corp.	1,915,917	Ø
		12,427,669
Road & Rail (0.3%)
1,000	Contrans Group, Inc. Class A	13,849
145,880	Hertz Global Holdings, Inc.	4,116,733	*Ø
		4,130,582
Semiconductors & Semiconductor Equipment (0.3%)
18,072	Broadcom Corp. Class A	691,435	Ø
367,000	Dainippon Screen Manufacturing Co. Ltd.	1,691,429
7,502	Montage Technology Group Ltd.	161,668	*Ø
8,800	NVIDIA Corp.	154,000	Ø
101,349	PLX Technology, Inc.	657,755	*Ø
71,222	SunEdison, Inc.	1,424,440	*Ø
21,520	TriQuint Semiconductor, Inc.	386,930	*Ø
20,000	Wolfson Microelectronics PLC	77,999	*Ø
		5,245,656
Software (2.4%)
51,437	Compuware Corp.	468,077	Ø
61,938	Comverse, Inc.	1,590,568	*Ø
2,000	Ebix, Inc.	25,120	Ø
74,985	MICROS Systems, Inc.	5,071,235	*Ø
6,300	Nintendo Co. Ltd.	699,867	Ø
569,665	Nuance Communications, Inc.	10,356,510	*Ø
124,550	PTC, Inc.	4,478,818	*Ø
33,437	Shanda Games Ltd. ADR	220,684	*Ø
23,963	TIBCO Software, Inc.	462,486	*±Ø
182,724	TiVo, Inc.	2,459,465	*±Ø
251,784	Verint Systems, Inc.	11,818,741	*£Ø
		37,651,571
Specialty Retail (1.4%)
4,522	Bed Bath & Beyond, Inc.	286,197	*Ø
9,118	Chico's FAS, Inc.	144,156	Ø
24,000	Dick's Sporting Goods, Inc.	1,020,720	Ø
13,665	Express, Inc.	212,627	*Ø
93,204	New York & Co., Inc.	314,097	*Ø
253,712	Office Depot, Inc.	1,271,097	*Ø
53,646	Pier 1 Imports, Inc.	807,909
29,000	Sanrio Co. Ltd.	835,823	Ø
35,430	Signet Jewelers Ltd.	3,606,420	Ø
59,798	Staples, Inc.	693,059
85,800	The Gap, Inc.	3,441,438	Ø
45,728	The Men's Wearhouse, Inc.	2,301,033	Ø
40,266	Tiffany & Co.	3,930,364	Ø
62,100	United Arrows Ltd.	2,432,034	Ø
117,000	Via Varejo SA	1,233,045	*Ø
		22,530,019
Technology Hardware, Storage & Peripherals (1.2%)
58,685	Apple, Inc.	5,608,525	Ø
17,759	BlackBerry Ltd.	165,692	*Ø
6,073	Diebold, Inc.	228,831
421,494	Nokia OYJ ADR	3,342,447	±Ø
89,793	Quantum Corp.	112,241	*Ø
92,100	Ricoh Co. Ltd.	1,054,316	Ø
90,960	Western Digital Corp.	9,080,537	Ø
		19,592,589
Textiles, Apparel & Luxury Goods (0.7%)
60,075	PVH Corp.	6,619,063	Ø
225,325	Vera Bradley, Inc.	4,468,195	*£Ø
		11,087,258
Thrifts & Mortgage Finance (0.2%)
73,227	Astoria Financial Corp.	943,164
14,295	Dime Community Bancshares, Inc.	216,140	Ø
39,617	Federal Home Loan Mortgage Corp.	165,203	*Ø
32,076	Federal National Mortgage Association	134,398	*Ø
13,049	Franklin Financial Corp.	259,545	*Ø
88,559	Hudson City Bancorp, Inc.	863,450	Ø
86,084	New York Community Bancorp, Inc.	1,367,014
184	United Financial Bancorp, Inc.	2,333	Ø
		3,951,247
Tobacco (0.1%)
17,196	Lorillard, Inc.	1,040,014

Trading Companies & Distributors (0.1%)

45,800	Mitsubishi Corp.	965,091	Ø

Transportation Infrastructure (0.2%)
43,274	Macquarie Infrastructure Co. LLC	3,017,063	Ø

Water Utilities (0.1%)
175,000	Cia de Saneamento Basico do Estado de Sao Paulo	1,549,642	Ø

Wireless Telecommunication Services (0.6%)
60,000	Leap Wireless International, Inc.	151,200	*fØ
25,000	SoftBank Corp.	1,797,206	Ø
32,340	Sprint Corp.	237,699	*£Ø
191,403	T-Mobile US, Inc.	6,304,815	*±£Ø
10,100	Vodafone Group PLC ADR	335,522	Ø
		8,826,442

Total Common Stocks (Cost $914,015,800)		924,976,422

Preferred Stocks (0.6%)

Automobiles (0.1%)
8,855	Volkswagen AG , 4.06%	2,056,474	Ø

Banks (0.2%)
189,754	National Bank of Greece SA, Ser. A, 9.00%	3,764,719	*Ø

Consumer Finance (0.1%)
625	Ally Financial, Inc., Ser. G, 7.00%	621,875	ñØ

Real Estate Investment Trusts (0.0%)
5,145	Strategic Hotels & Resorts, Inc., Ser. B, 8.25%	131,506	Ø

Thrifts & Mortgage Finance (0.2%)
11,349	Federal Home Loan Mortgage Corp., Ser. V, 5.57%	110,880	*
216,541	Federal Home Loan Mortgage Corp., Ser. Z, 8.38%	2,598,492	*Øμ
13,302	Federal National Mortgage Association, Ser. S, 8.25%	153,372	*Øμ
		2,862,744

Total Preferred Stocks (Cost $8,422,344)		9,437,318

Exchange Traded Funds (0.7%)
115,303	iPATH S&P 500 VIX Short-Term Futures ETN	3,630,891	*
237,100	PowerShares DB U.S. Dollar Index Bullish Fund	5,154,554	*Ø
56,722	ProShares Short 20+ Year Treasury	1,618,846	*Ø
6,400	SPDR Gold Shares	789,696	*Ø
2,700	SPDR S&P 500 ETF Trust	521,343	±Ø

Total Exchange Traded Funds (Cost $11,476,505)		11,715,330

Number of Rights		Value	†

Rights (0.0%)

Biotechnology (0.0%)
5,000	Cubist Pharmaceuticals, Inc., due 12/31/49	620	*f

Health Care Providers & Services (0.0%)
20,592	Community Health Systems, Inc., due 1/4/16	1,133	*£

Total Rights (Cost $437)		1,753

Number of Warrants

Warrants (0.0%)

Diversified Financial Services (0.0%)
1,014,889	Nomad Holdings Ltd., due 4/10/17	451,626	*Ø

Media (0.0%)
1,877	Tribune Media Co., due 12/31/32	154,195	*

Total Warrants (Cost $150,746)		605,821

Principal Amount

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (0.0%)
$32,000	U.S. Treasury Bonds, 3.13%, due 2/15/43
	(Cost $32,101)	30,890	Ø

Mortgage-Backed Securities (3.8%)

Collateralized Mortgage Obligations (1.1%)
3,361,881	Alternative Loan Trust, Ser. 2005-J2, Class 1A5, 0.65%, due 4/25/35	2,948,743	μ
675,772	Banc of America Alternative Loan Trust, Ser. 2005-6, Class 2CB2, 6.00%, due 7/25/35	633,153
419,240	Bear Stearns Asset Backed Securities Trust, Ser. 2004-AC4, Class A1, 5.83%, due 8/25/34	430,666	[a]
490,728	CHL Mortgage Pass-Through Trust, Ser. 2005-19, Class 1A1, 5.50%, due 8/25/35	488,193
347,514	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Ser. 2005-7, Class 1A4, 5.50%, due 10/25/35	349,812
3,525,993	Citicorp Mortgage Securities, Inc., Ser. 2006-3, Class 1A10, 6.25%, due 6/25/36	3,691,665	Ø
719,590	Citicorp Mortgage Securities, Inc., Ser. 2006-3, Class 1A9, 5.75%, due 6/25/36	740,643
1,030,427	Citicorp Mortgage Securities, Inc., Ser. 2006-4, Class 1A2, 6.00%, due 8/25/36	1,053,832
201,353	Citicorp Mortgage Securities, Inc., Ser. 2007-8, Class 1A4, 6.00%, due 9/25/37	201,330
597,130	GSR Mortgage Loan Trust, Ser. 2005-AR6, Class 3A2, 2.63%, due 9/25/35	567,154	μ
854,285	JP Morgan Alternative Loan Trust, Ser. 2006-S4, Class A6, 5.71%, due 12/25/36	808,022	[a]
330,494	JP Morgan Mortgage Trust, Ser. 2007-A1, Class 4A1, 2.49%, due 7/25/35	335,215	μ
378,519	JP Morgan Mortgage Trust, Ser. 2007-A1, Class 5A6, 2.65%, due 7/25/35	347,243	μ
155,502	MASTR Alternative Loans Trust, Ser. 2004-10, Class 4A1, 6.00%, due 9/25/19	160,793
222,977	PHH Mortgage Trust, Ser. 2008-CIM1, Class 21A2, 6.00%, due 5/25/38	229,081
406,771	RFMSI Trust, Ser. 2005-SA3, Class 1A, 2.71%, due 8/25/35	328,799	μ
297,859	Structured Asset Securities Corp. Trust, Ser. 2005-6, Class 2A1, 5.50%, due 5/25/35	307,161
219,821	WaMu Mortgage Pass-Through Certificates, Ser. 2004-S1, Class 1A11, 5.50%, due 3/25/34	231,644
400,148	Wells Fargo Mortgage Backed Securities Trust, Ser. 2005-AR9, Class 3A2, 2.61%, due 6/25/34	389,202	μ
370,994	Wells Fargo Mortgage Backed Securities Trust, Ser. 2006-13, Class A5, 6.00%, due 10/25/36	385,335
980,061	Wells Fargo Mortgage Backed Securities Trust, Ser. 2007-12, Class A6, 5.50%, due 9/25/37	998,844
1,074,599	Wells Fargo Mortgage Backed Securities Trust, Ser. 2007-14, Class 1A1, 6.00%, due 10/25/37	1,092,137
348,024	Wells Fargo Mortgage Backed Securities Trust, Ser. 2007-16, Class 1A7, 6.00%, due 12/28/37	359,525
		17,078,192
Commercial Mortgage-Backed (2.7%)
900,000	BAMLL Commercial Mortgage Securities Trust, Ser. 2013-DSNY, Class F, 3.65%, due 9/15/26	904,774	ñØμ
1,050,000	BAMLL Commercial Mortgage Securities Trust, Ser. 2014-ICTS, Class E, 3.15%, due 6/15/28	1,050,000	ñμ
700,000	Boca Hotel Portfolio Trust, Ser. 2013-BOCA, Class E, 3.90%, due 8/15/26	700,815	ñØμ
5,940,000	Commercial Mortgage Trust, Ser. 2007-GG11, Class AJ, 6.05%, due 12/10/49	6,279,946	Øμ
1,500,000	Credit Suisse Commercial Mortgage Trust Series, Ser. 2008-C1, Class AJ, 5.97%, due 2/15/41	1,542,623	ñØμ
395,893	Credit Suisse First Boston Commercial Mortgage Trust, Ser. 2003-C3, Class H, 5.16%, due 5/15/38	396,099	ñμ
3,000,000	GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class G, 5.16%, due 7/10/45	3,029,133	ñμ
4,800,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2006-CB15, Class AM, 5.86%, due 6/12/43	4,969,334	Øμ
1,200,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2006-LDP8, Class C, 5.55%, due 5/15/45	1,203,149	Øμ
500,000	LB-UBS Commercial Mortgage Trust, Ser. 2006-C4, Class AJ, 5.85%, due 6/15/38	530,364	Øμ
2,500,000	LB-UBS Commercial Mortgage Trust, Ser. 2007-C1, Class AJ, 5.48%, due 2/15/40	2,595,408	Ø
4,000,000	LB-UBS Commercial Mortgage Trust, Ser. 2007-C7, Class AJ, 6.25%, due 9/15/45	4,280,308	Øμ
4,975,000	Morgan Stanley Capital I Trust, Ser. 2007-T25, Class AJ, 5.57%, due 11/12/49	5,118,255	Øμ
500,000	NorthStar, Ser. 2013-1A, Class B, 5.15%, due 8/25/29	512,950	ñØμ
3,300,000	PFP III Ltd., Ser. 2014-1, Class D, 4.25%, due 6/14/31	3,327,090	ñØμ
475,000	UBS Commercial Mortgage Trust, Ser. 2007-FL1, Class F, 0.73%, due 7/15/24	474,619	ñØμ
4,250,000	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class AJ, 5.66%, due 4/15/47	4,412,762	Øμ
1,700,000	Wells Fargo Commercial Mortgage Trust, Ser. 2014-TISH, Class WTS2, 3.40%, due 2/15/27	1,696,352	ñØμ
		43,023,981
Total Mortgage-Backed Securities (Cost $59,671,501)		60,102,173

Asset-Backed Securities (1.8%)
400,000	AmeriCredit Automobile Receivables Trust, Ser. 2012-4, Class E, 3.82%, due 2/10/20	416,531	ñ
3,500,000	AmeriCredit Automobile Receivables Trust, Ser. 2014-1, Class E, 3.58%, due 8/9/21	3,539,567
3,500,000	AmeriCredit Automobile Receivables Trust, Ser. 2014-2, Class E, 3.37%, due 11/8/21	3,521,136
5,000,000	Babson CLO, Inc., Ser. 2006-2A, Class D, 1.63%, due 10/16/20	4,737,365	ñμ
2,000,000	Callidus Debt Partners CLO Fund V Ltd., Ser. 5A, Class C, 1.68%, due 11/20/20	1,925,742	ñμ
488,131	Countrywide Asset-Backed Certificates, Ser. 2005-7, Class AF4, 4.87%, due 10/25/35	492,508	μ
200,000	Fairway Loan Funding Co., Ser. 2006-1A, Class B2L, 4.03%, due 10/17/18	199,224	ñμ
750,000	Golub Capital Partners CLO Ltd., Ser. 2011-10AR, Class DR, 4.08%, due 10/20/21	750,000	fñμ
4,000,000	Greens Creek Funding Ltd., Ser. 2007-1A, Class C, 2.48%, due 4/18/21	3,850,010	ñμ
832,598	JP Morgan Mortgage Acquisition Corp., Ser. 2007-CH1, Class AF3, 5.50%, due 11/25/36	854,458	[a]
956,871	JP Morgan Mortgage Acquisition Corp., Ser. 2007-CH1, Class AF6, 5.50%, due 11/25/36	965,985	[a]
1,300,000	Loomis Sayles CLO I Ltd., Ser. 2006-1A, Class D, 1.84%, due 10/26/20	1,277,374	ñμ
474,225	Structured Asset Securities Corp. Mortgage Loan Trust, Ser. 2005-4XS, Class 1A3, 5.00%, due 3/25/35	485,366	[a]
2,500,000	Venture IX CDO Ltd., Ser. 2007-9A, Class D, 4.38%, due 10/12/21	2,517,773	ñμ
3,000,000	Vitesse CLO Ltd., Ser. 2006-1A, Class B1L, 2.03%, due 8/17/20	2,943,925	ñμ

Total Asset-Backed Securities (Cost $28,362,255)		28,476,964

Corporate Debt Securities (4.4%)

Aerospace & Defense (0.1%)
800,000	Bombardier, Inc., 7.50%, due 3/15/18	874,000	ñØ
330,000	TransDigm, Inc., 6.00%, due 7/15/22	331,650	ñØ
		1,205,650
Auto Components (0.2%)
650,000	American Axle & Manufacturing, Inc., 5.13%, due 2/15/19	672,750	Ø
250,000	Gajah Tunggal Tbk PT, 7.75%, due 2/6/18	257,500	ñØ
725,000	Icahn Enterprises LP, 4.88%, due 3/15/19	728,625	Ø
1,000,000	Schaeffler Holding Finance BV, 6.87%, due 8/15/18	1,050,000	cñØ
		2,708,875
Banks (0.2%)
400,000	Bancolombia SA, 5.13%, due 9/11/22	400,600	Ø
650,000	CIT Group, Inc., 5.25%, due 3/15/18	685,750	Ø
375,000	Citigroup, Inc., Ser. M, 6.30%, due 5/15/24	376,500	Øμ
350,000	ICICI Bank Ltd., 6.37%, due 4/30/22	365,750	Øμ
400,000	Industrial Senior Trust, 5.50%, due 11/1/22	394,000	ñØ
500,000	Lloyds Banking Group PLC, 7.50%, due 6/27/14	525,000	Øμ
250,000	VTB Bank OJSC Via VTB Capital SA, 6.95%, due 10/17/22	235,812	Ø
350,000	Wells Fargo & Co., Ser. S, 5.90%, due 6/15/24	365,575	Øμ
		3,348,987
Building Products (0.1%)
375,000	Associated Materials LLC, 9.13%, due 11/1/17	373,125	Ø
450,000	USG Corp., 8.38%, due 10/15/18	470,250	ñØ
		843,375
Chemicals (0.0%)
250,000	Braskem Finance Ltd., 6.45%, due 2/3/24	262,425	Ø
373,000	Hexion US Finance Corp., 6.63%, due 4/15/20	386,055	£
		648,480
Communications Equipment (0.0%)
454,000	Nortel Networks Ltd., 10.75%, due 7/15/16	539,125	≠N

Construction & Engineering (0.0%)
304,000	Michael Baker Holdings LLC, 8.87%, due 4/15/19	304,000	cñØ

Consumer Finance (0.1%)
650,000	Ally Financial, Inc., 5.50%, due 2/15/17	692,250	Ø
700,000	SLM Corp., 8.45%, due 6/15/18	808,500	Ø
650,000	Springleaf Finance Corp., 5.75%, due 9/15/16	687,375	Ø
		2,188,125
Containers & Packaging (0.1%)
325,000	Ardagh Holdings USA, Inc., 3.23%, due 12/15/19	318,500	ñØμ
500,000	Sealed Air Corp., 8.13%, due 9/15/19	540,625	ñ
		859,125
Diversified Consumer Services (0.1%)
575,000	Service Corp. International, 7.63%, due 10/1/18	668,438	Ø

Diversified Financial Services (0.1%)
500,000	Comcel Trust, 6.88%, due 2/6/24	537,500	ñØ
1,000,000	Lehman Brothers Holdings, Inc., 6.88%, due 5/2/18	205,000	≠Ø
298,000	Opal Acquisition, Inc., 8.88%, due 12/15/21	308,430	ñØ
		1,050,930
Diversified Telecommunication Services (0.3%)

650,000	CenturyLink, Inc., Ser. N, 6.00%, due 4/1/17	705,250	Ø
125,000	Intelsat Jackson Holdings SA, 8.50%, due 11/1/19	131,875	Ø
2,750,000	Intelsat Jackson Holdings SA, 5.50%, due 8/1/23	2,640,000	Ø
575,000	Intelsat Luxembourg SA, 6.75%, due 6/1/18	593,688	Ø
600,000	Sprint Capital Corp., 8.75%, due 3/15/32	666,000	Ø
		4,736,813
Electric Utilities (0.1%)
610,000	Energy Future Intermediate Holding Co. LLC, 10.00%, due 12/1/20	60,237	ñ
1,671,000	Energy Future Intermediate Holding Co. LLC, 12.15%, due 3/1/22	2,005,200	≠ñ
		2,065,437
Energy Equipment & Services (0.1%)
360,000	CHC Helicopter SA, 9.25%, due 10/15/20	386,172	Ø
1,100,000	Pacific Drilling SA, 8.25%, due 2/23/15	1,127,500	Ø
415,000	PHI, Inc., 5.25%, due 3/15/19	417,075	ñØ
		1,930,747
Food Products (0.1%)
450,000	ESAL GmbH, 6.25%, due 2/5/23	439,875	ñØ
450,000	Minerva Luxembourg SA, 7.75%, due 1/31/23	482,063	ñØ
400,000	Premier Foods Finance PLC, 6.50%, due 3/15/21	653,376	ñØ
400,000	Virgolino de Oliveira Finance Ltd., 10.50%, due 1/28/18	310,000	ñØ
200,000	Virgolino de Oliveira Finance Ltd., 10.88%, due 1/13/20	195,000	ñØ
		2,080,314
Health Care Equipment & Supplies (0.0%)
365,000	Biomet, Inc., 6.50%, due 8/1/20	393,707	£

Health Care Providers & Services (0.2%)
350,000	Community Health Systems, Inc., 5.13%, due 8/15/18	358,750	Ø
500,000	Community Health Systems, Inc., 6.88%, due 2/1/22	511,250	ñØ
600,000	Fresenius Medical Care US Finance, Inc., 6.50%, due 9/15/18	663,000	ñØ
1,450,000	HCA, Inc., 5.00%, due 3/15/24	1,439,125	Ø
400,000	Tenet Healthcare Corp., 8.13%, due 4/1/22	447,000	Ø
		3,419,125
Healthcare - Products (0.1%)
650,000	Kinetic Concepts, Inc., 10.50%, due 11/1/18	719,875	Ø

Hotels, Restaurants & Leisure (0.2%)
753,000	Caesars Entertainment Resort Properties LLC, 8.00%, due 10/1/20	771,825	ñØ
400,000	Isle of Capri Casinos, Inc., 7.75%, due 3/15/19	420,000	Ø
725,000	MGM Resorts International, 7.63%, due 1/15/17	801,125	Ø
84,000	Mohegan Tribal Gaming Authority, 9.75%, due 9/1/21	90,720	Ø
749,000	MTR Gaming Group, Inc., 11.50%, due 8/1/19	827,645	Ø
550,000	Royal Caribbean Cruises Ltd., 7.25%, due 3/15/18	621,500	Ø
		3,532,815
Household Durables (0.2%)
700,000	Beazer Homes USA, Inc., 5.75%, due 6/15/19	687,750	ñØ
725,000	KB Home, 7.25%, due 6/15/18	797,500	Ø
350,000	KB Home, 7.50%, due 9/15/22	382,375	Ø
575,000	Lennar Corp., 6.95%, due 6/1/18	640,406	Ø
650,000	Standard Pacific Corp., 8.38%, due 5/15/18	745,875	Ø
		3,253,906
Household Products (0.1%)
750,000	Reynolds Group Issuer, Inc., 7.13%, due 4/15/19	778,125
725,000	Reynolds Group Issuer, Inc., 5.75%, due 10/15/20	737,688	Ø
		1,515,813
Independent Power & Renewable Electricity Producers (0.0%)
410,000	Calpine Corp., 5.75%, due 1/15/25	398,725

Insurance (0.3%)
3,299,000	Ambac Assurance Corp., 5.10%, due 6/7/20	3,694,880	≠ ñØ
550,000	Liberty Mutual Group, Inc., 7.00%, due 3/15/37	583,000	ñØμ
153,000	Pearl Group Holdings No. 1 Ltd., 6.59%, due 4/25/16	251,594	Øμ
		4,529,474
Machinery (0.1%)
725,000	CNH Industrial Capital LLC, 3.63%, due 4/15/18	723,187	Ø
350,000	Navistar International Corp., 8.25%, due 11/1/21	361,375	Ø
675,000	SPX Corp., 6.88%, due 9/1/17	737,438	Ø
		1,822,000
Marine (0.1%)
800,000	Hapag-Lloyd AG, 9.75%, due 10/15/17	848,000	ñØ
500,000	Stena AB, 7.00%, due 2/1/24	527,500	ñØ
		1,375,500
Media (0.2%)
1,362,000	Cenveo Corp., 11.50%, due 5/15/17	1,443,720	Ø
600,000	Clear Channel Communications, Inc., 10.00%, due 1/15/18	549,000
650,000	Clear Channel Communications, Inc., 9.00%, due 3/1/21	671,938	Ø
650,000	DISH DBS Corp., 5.88%, due 7/15/22	679,250	Ø
		3,343,908
Metal Fabricate/Hardware (0.0%)
400,000	WPE International Cooperatief UA, 10.38%, due 9/30/20
		180,000	ñØ
Metals & Mining (0.3%)
575,000	AK Steel Corp., 8.75%, due 12/1/18	638,250	Ø
650,000	APERAM, 7.75%, due 4/1/18	684,125	ñØ
725,000	ArcelorMittal, 6.75%, due 2/25/22	784,812	Ø
500,000	Ryerson, Inc. / Joseph T. Ryerson & Son, Inc., 9.00%, due 10/15/17	529,375
450,000	Severstal OAO Via Steel Capital SA, 5.90%, due 10/17/22	436,500	ñØ
600,000	United States Steel Corp., 7.00%, due 2/1/18	649,500	Ø
500,000	Vedanta Resources PLC, 8.25%, due 6/7/21	566,250	ñØ
200,000	Vedanta Resources PLC, 7.13%, due 5/31/23	211,250	ñØ
		4,500,062
Miscellaneous Manufacturing (0.0%)
165,000	Gates Global LLC, 5.75%, due 7/15/22
		213,210
Oil, Gas & Consumable Fuels (0.6%)
600,000	Alpha Natural Resources, Inc., 6.00%, due 6/1/19	405,000	Ø
645,000	Arch Coal, Inc., 8.00%, due 1/15/19	622,425	ñØ
675,000	Atlas Pipeline Partners LP, 5.88%, due 8/1/23	663,188	Ø
550,000	Chesapeake Energy Corp., 7.25%, due 12/15/18	622,875	Ø
700,000	Chesapeake Energy Corp., 3.48%, due 4/15/19	700,875	Øμ
215,000	CITGO Petroleum Corp., 6.25%, due 8/15/22	221,450	ñ
300,000	El Paso LLC, 7.00%, due 6/15/17	330,750	Ø
600,000	EP Energy LLC, 6.88%, due 5/1/19	628,500	Ø
600,000	Kinder Morgan Finance Co. LLC, 6.00%, due 1/15/18	649,500	ñØ
700,000	Linn Energy LLC, 6.25%, due 11/1/19	710,500	Ø
953,000	Overseas Shipholding Group, Inc., 8.13%, due 3/30/18	1,157,895	≠Ø
400,000	Pacific Rubiales Energy Corp., 5.13%, due 3/28/23	394,000	ñØ
750,000	Regency Energy Partners LP, 8.38%, due 6/1/19	802,500	ñ
625,000	Tesoro Corp., 5.38%, due 10/1/22	628,125	Ø
470,000	The Williams Cos., Inc., 4.55%, due 6/24/24	466,901	Ø
		9,004,484
Paper & Forest Products (0.0%)
214,000	Verso Paper Holdings LLC / Verso Paper, Inc., 11.75%, due 1/15/19	207,045

Pharmaceuticals (0.1%)
725,000	Valeant Pharmaceuticals International, Inc., 5.63%, due 12/1/21	717,750	ñØ

Real Estate Management & Development (0.0%)
205,000	Weyerhaeuser Real Estate Co., 4.38%, due 6/15/19	201,925	ñØ

Road & Rail (0.1%)
595,000	Avis Budget Car Rental LLC, 4.88%, due 11/15/17	614,337	Ø
650,000	The Hertz Corp., 6.75%, due 4/15/19	679,250	Ø
250,000	Ukraine Railways via Shortline PLC, 9.50%, due 5/21/18	213,800	ñØ
		1,507,387
Semiconductors & Semiconductor Equipment (0.1%)
916,000	Advanced Micro Devices, Inc., 7.00%, due 7/1/24	893,100	ñ

Wireless Telecommunication Services (0.2%)
400,000	Eileme 2 AB, 11.75%, due 1/31/20	630,693	Ø
450,000	Hughes Satellite Systems Corp., 7.63%, due 6/15/21	508,500	Ø
1,040,000	NII International Telecom SCA, 7.88%, due 8/15/19	858,000	ñØ
650,000	Sprint Communications, Inc., 7.00%, due 8/15/20	687,375	Ø
650,000	T-Mobile USA, Inc., 5.25%, due 9/1/18	669,500	Ø
450,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, due 2/2/21	461,812	ñØ
		3,815,880

Total Corporate Debt Securities (Cost $71,033,169)		70,724,112

Convertible Corporate Debt Securities (0.1%)

Communications Equipment (0.1%)
1,575,000	Nortel Networks Corp., 1.75%, due 4/15/12
	(Cost $1,595,548)	1,594,688	≠Ø

Bank Loan Obligationsμ (11.1%)

Advertising (0.8%)
1,579,355	Advantage Sales & Marketing, Inc., 1st Lien Term Loan, due 7/11/21	1,569,879	^^
1,347,000	Advantage Sales & Marketing, Inc., 2st Lien Term Loan, due 7/11/22	1,345,990	^^
52,645	Advantage Sales & Marketing, Inc., Delayed Draw Term Loan, due 7/21/21	52,329	^^
2,797,000	Affinion Group, Inc., 1st Lien Term Loan B, due 4/30/18	2,763,967	^^
1,995,000	Authentic Brands, 1st Lien Term Loan, 5.50%, due 5/22/21	1,997,494	Ø
1,346,000	Catalina Marketing Corp., 1st Lien Term Loan, 4.50%, due 4/2/21	1,340,387
750,000	CBS Outdoor Americas Capital LLC, Term Loan B, due 1/31/21	744,060
1,049,925	Extreme Reach, Inc., 1st Lien Term Loan, 6.75%, due 12/31/25	1,059,112
1,593,000	Extreme Reach, Inc., 2nd Lien Term Loan, 10.50%, due 12/31/25	1,608,930	^^N
994,992	VFH Parent LLC, 1st Lien Term Loan, 5.75%, due 11/5/19	985,042	Ø
		13,467,190
Aerospace & Defense (0.2%)
1,486,436	The SI Organization, Inc., 1st Lien Term Loan, 5.75%, due 10/24/19	1,493,868	^^
620,000	The SI Organization, Inc., 2nd Lien Term Loan, 9.00%, due 5/7/20	621,550	N
140,888	The SI Organization, Inc., Delayed Draw 1st Lien Term Loan, due 11/23/19	141,592	††
327,506	TransDigm Group, Inc., 3.50%, due 2/14/17	327,916
		2,584,926
Auto Components (0.0%)
600,000	Visteon Corp., Initial Term Loan, due 4/9/21	597,000

Auto Parts & Equipment (0.1%)
827,000	Key Safety Systems, Inc., Term Loan B, due 7/28/21	828,720	^^

Building Materials (0.0%)
750,000	Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, due 9/18/20	747,855

Capital Markets (0.0%)
570,000	RCS Capital Corp., 2nd Lien Term Loan, 10.50%, due 3/31/17	582,825	Ø

Chemicals (0.2%)
730,819	Arizona Chemicals Ltd., 1st Lien Term Loan, due 6/9/21	734,020	^^
748,741	Axalta Coating Systems US Holdings, Inc., 4.00%, due 2/1/20	743,657
359,000	Emerald Performance Materials LLC, 1st Lien Term Loan, due 7/23/21	358,400	^^
911,000	Emerald Performance Materials LLC, 2nd Lien Term Loan, due 7/23/22	906,445	^^
		2,742,522
Commercial Services & Supplies (0.7%)
748,750	Aramark Services, Inc., 1st Lien Term Loan F, 3.25%, due 2/21/21	740,484
385,125	CA Acquisition Holdings, Inc., 6.00%, due 8/17/19	391,264	Ø
746,903	Capital Safety North America Holdings, Inc., 1st Lien Term Loan, 4.00%, due 3/26/21	740,367	Ø
626,000	Flint Group GmbH, 1st Lien Term Loan B, due 5/3/21	626,783	^^
61,600	GCA Services Group, Inc., 2nd Lien Term Loan, 9.25%, due 12/31/19	62,011
2,322,432	Indiana Toll Road Concession Co. LLC, Term Loan, due 6/30/14	1,718,599	≠N
2,472,522	Indiana Toll Road Concession Co. LLC, Term Loan A, 1.60%, due 6/28/15	1,868,806	^^
114,509	Indiana Toll Road Concession Co. LLC, Term Loan B, 1.60%, due 6/28/15	86,550	^^
364,969	Indiana Toll Road Concession Co. LLC, Term Loan C, 1.60%, due 6/28/15	275,855	^^††
496,222	Insight Global, Inc., 5.25%, due 10/31/19	498,083	Ø
293,667	iQor US, Inc., 2nd Lien Term Loan, 9.75%, due 2/18/22	278,249
417,000	Millennium Laboratories LLC, 5.25%, due 3/28/21	417,000	Ø
347,000	PHS Group PLC, 1st Lien Term Loan B, due 8/2/15	261,811	^^
347,000	PHS Group PLC, 1st Lien Term Loan C, due 7/4/16	263,546	^^
1,252,000	Sedgwick, Inc., 2nd Lien Term Loan, 6.75%, due 2/11/22	1,248,344	Ø
1,788,000	The Brickman Group Ltd. LLC, 2nd Lien Term Loan, 7.50%, due 12/17/21	1,800,516	Ø
		11,278,268
Computers & Peripherals (0.1%)
655,000	Peak 10, Inc., 2nd Lien Term Loan, due 6/10/22	655,000	^^N
941,135	Sungard Availability Services Capital, Inc., 1st Lien Term Loan, 6.00%, due 3/25/19	931,724	N
		1,586,724
Diversified Financial Services (0.6%)
1,574,000	4L Technologies, Inc., Term Loan B, 5.50%, due 4/3/20	1,563,501	¢
1,365,000	Connolly Corp., 1st Lien Term Loan, due 5/9/21	1,372,507	^^
2,881,000	Environmental Resources Management, 1st Lien Term Loan, due 5/9/21	2,866,595	^^N
1,355,000	Grede Holdings LLC, Term Loan B, 4.75%, due 5/21/21	1,357,033
2,216,000	Twin River Management Group, Inc., 1st Lien Term Loan, 5.25%, due 4/10/20	2,214,161
		9,373,797
Diversified Telecommunication Services (0.4%)
3,752,073	Fairpoint Communications, Inc., Term Loan B, 7.50%, due 2/14/19	3,864,035	^^Ø
2,825,000	Global Telcom Link Corp., 2nd Lien Term Loan, 9.00%, due 5/21/20	2,805,592
		6,669,627
Electric Utilities (0.2%)
2,106,000	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, due 10/10/17	1,604,077	≠
739,307	Texas Competitive Electric Holdings Co., DIP Term Loan, due 5/5/16	743,698	≠^^¢
625,000	Texas Competitive Electric Holdings Co., Term Loan, due 6/6/16	624,613	≠^^
		2,972,388
Electrical Components & Equipment (0.1%)
1,074,000	Pelican Products, Inc., 2nd Lien Term Loan, 9.25%, due 4/8/21
		1,074,000	N
Food Products (0.3%)
1,917,000	Del Monte Corp., 2nd Lien Term Loan, 8.25%, due 7/26/21	1,859,490	Ø
1,890,355	Ferrara Candy Co., 7.50%, due 6/8/17	1,862,000	NØ
252,450	H.J. Heinz Holding Corp., 3.25%, due 6/7/19	251,450
208,000	Shearer's Foods LLC, Term Loan, due 6/19/22	206,960	^^
		4,179,900
Health Care Equipment & Supplies (0.2%)
276,866	Alere, Inc., 4.25%, due 6/30/17	276,965	Ø
1,063,099	Carestream Health, Inc., 2nd Lien Term Loan, 9.50%, due 12/5/19	1,080,374	Ø
750,000	Hologic, Inc., Refinanced Term Loan, due 8/1/19	745,935
498,744	US Renal Care, Inc., 1st Lien Term Loan, 4.25%, due 7/3/19	497,288
		2,600,562
Health Care Providers & Services (0.3%)
494,000	Correct Care Solutions LLC, 1st Lien Term Loan, due 7/22/21	492,765	^^
808,000	CRC Health Corp., Term Loan, 9.00%, due 9/28/21	815,579
175,404	Genesis HealthCare DE LLC, Term Loan, 10.00%, due 10/2/17	178,328
2,487,500	Gentiva Health Services, Inc., Term Loan B, 6.50%, due 10/16/19	2,488,495
747,000	Healogics, Inc., 1st Lien Term Loan, 5.25%, due 6/9/21	745,319
736,364	MPH Acquisition Holdings LLC, Initial Term Loan, 4.00%, due 3/31/21	732,314	Ø
		5,452,800
Healthcare - Products (0.1%)
533,723	Kinetic Concepts, Inc., Term Loan, 4.00%, due 5/4/18	531,497	Ø
450,000	Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, due 6/30/21	448,875
		980,372
Hotels, Restaurants & Leisure (1.6%)
2,463,000	Alpha Topco Ltd., 1st Lien Term Loan, due 7/30/21	2,446,079
3,872,000	Amaya BV, 1st Lien Term Loan, due 7/29/21	4,543,233	^^
1,095,000	Amaya BV, 2nd Lien Term Loan, due 7/29/22	1,345,012	^^
1,492,500	Caesars Entertainment Corp., 1st Lien Term Loan, 7.00%, due 10/9/20	1,492,291	^^Ø
3,138,000	Caesars Entertainment Operating Co., Inc., Term Loan B, 9.75%, due 3/1/17	3,073,922	^^Ø
2,885,000	Caesars Growth Properties Holdings LLC, 1st Lien Term Loan, 6.25%, due 4/9/21	2,867,575
500,000	ClubCorp Club Operations, Inc., Term Loan B, 4.00%, due 7/24/20	496,040	Ø
497,000	Diamond Resorts Corp., Term Loan, 5.50%, due 4/23/21	497,621	N
1,848,000	Fitness International LLC, 1st Lien Term Loan B, due 6/10/20	1,831,054	^^
65,182	Harrah's Entertainment, Inc., Term Loan B4, 10.50%, due 10/31/16	64,999
2,781,107	Harrah's Entertainment, Inc., Term Loan B5, 5.95%, due 1/28/18	2,546,465	^^
1,039,804	Harrah's Entertainment, Inc., Term Loan B6, 6.95%, due 1/28/18	963,982
707,627	Hilton Worldwide Finance LLC, Term Loan B, 3.50%, due 10/25/20	702,851
1,472,600	Mohegan Tribal Gaming Authority, 1st Lien Term Loan B, 5.50%, due 11/19/19	1,484,867	Ø
498,747	Scientific Games International, Inc., Initial Term Loan, 4.25%, due 10/18/20	490,517
500,000	SeaWorld Parks & Entertainment, Inc., Term Loan B2, due 5/14/20	491,565
		25,338,073
Household Products (0.2%)
2,030,556	Huish Detergent, Inc., 1st Lien Term Loan, 5.50%, due 3/23/20	1,958,857	^^
497,492	KIK Custom Products, Inc., 1st Lien Term Loan, 5.50%, due 4/29/19	496,994	Ø
		2,455,851
Independent Power & Renewable Electricity Producers (0.2%)
684,799	NRG Energy, Inc., 2.75%, due 7/1/18	677,889	Ø
2,000,000	NRG Energy, Inc., due 2/4/21	1,965,000
		2,642,889
Insurance (0.3%)
863,542	Asurion LLC, 1st Lien Term Loan, 5.00%, due 12/31/20	865,787	Ø
2,872,000	Asurion LLC, 2nd Lien Term Loan, 8.50%, due 2/19/21	2,927,659	Ø
1,000,000	Cunningham Lindsey U.S., Inc., 2nd Initial Loan, 9.25%, due 6/10/20	999,170	Ø
		4,792,616
Internet Software & Services (0.2%)
95,608	Internet Brands, Inc., 1st Lien Term Loan, due 6/26/21	95,608	^^
10,392	Internet Brands, Inc., Delayed Draw Term Loan, due 6/26/21	10,400	^^
1,123,845	Manwin Licensing International, Term Loan, 14.00%, due 10/4/18	1,222,181	^^N
460,000	The Active Network, Inc., Term Loan, due 11/15/20	455,593	^^
462,000	Travelclick, 1st Lien Term Loan, 5.50%, due 5/8/21	460,845
875,000	Travelport Ltd., 9.50%, due 1/31/16	894,906
777,555	Travelport Ltd., 6.25%, due 6/26/19	786,629
		3,926,162
IT Services (0.0%)
488,256	Virtu Financial LLC, Term Loan, 5.75%, due 7/1/16
		483,374	Ø
Machinery (0.1%)
655,000	Husky Injection Molding Systems Ltd., 1st Lien Term Loan, due 6/30/21	655,275
598,500	Milacron LLC, Term Loan B, 4.00%, due 3/28/20	595,508	N
		1,250,783
Media (1.0%)
750,000	Charter Communications Operating LLC, Term Loan F, 3.00%, due 1/31/21	733,020
814,000	Clear Channel Capital I LLC, 6.90%, due 1/30/19	797,590	Ø
2,335,000	IMG Worldwide, Inc., 1st Lien Term Loan, 5.25%, due 3/19/21	2,315,153
1,262,000	IMG Worldwide, Inc., 2nd Lien Term Loan, 8.25%, due 3/21/22	1,250,427
3,258,000	Orion Cable GmbH, Senior Lien Term Loan, due 12/31/14	3,239,690	^^
1,987,456	Rentpath, Inc., Term Loan, 6.25%, due 5/29/20	1,987,456	N
2,236,856	Springer Science+Business Media GmbH, Term Loan B2, 5.00%, due 7/23/20	2,233,501	Ø
597,000	Technicolor SA, due 7/10/20	597,000	^^
2,148,125	Thomson Learning, 1st Lien Term Loan, 7.00%, due 3/6/21	2,157,963	Ø
		15,311,800
Metals & Mining (0.1%)
748,744	FMG Resources August 2006 Pty Ltd., Term Loan B, 3.75%, due 6/30/19	744,064
202,980	Tube City IMS LLC, Term Loan B, 4.50%, due 10/2/20	203,569
		947,633
Miscellaneous Manufacturing (0.3%)
400,000	Filtration Group, Inc., 2nd Lien Term Loan, 8.25%, due 11/15/21	406,000
2,453,000	Gates Global LLC, 0.00%, due 6/12/21	2,430,015	^^
1,430,000	Hilex Poly Co. LLC, Term Loan B, due 7/11/21	1,427,326	^^
		4,263,341
Multiline Retail (0.1%)
861,000	Burlington Stores, Inc., Term Loan B, due 7/24/21	857,771	^^
976,000	JC Penny Co., Inc., 1st Lien Term Loan, due 6/13/19	976,000	^^
		1,833,771
Oil & Gas Services (0.2%)
1,899,058	Brand Energy, Inc., 1st Lien Term Loan B, 4.75%, due 11/20/20	1,897,329
997,500	Floatel International Ltd., Term Loan B, 6.00%, due 5/22/20	999,994	N
143,196	Stallion Oilfield Holdings, Inc., Term Loan, 8.00%, due 6/3/18	145,046
		3,042,369
Oil, Gas & Consumable Fuels (0.2%)
45,000	Bowie Resources Holdings LLC, 2nd Lien Term Loan, 11.75%, due 12/31/20	45,563	N
750,000	Energy Transfer Equity LP, Term Loan, due 12/2/19	739,598
598,493	Fieldwood Energy LLC, 1st Lien Term Loan, 3.88%, due 9/28/18	596,434
1,369,000	Overseas Shipholding Group, Inc., 2.90%, due 12/31/49	1,436,601	††
333,000	Overseas Shipholding Group, Inc., Term Loan, due 7/8/19	333,926
458,000	Samson Investment Co., 5.00%, due 9/25/18	455,902	Ø
		3,608,024
Packaging & Containers (0.1%)
500,000	Ardagh Holdings USA, Inc., 1st Lien Term Loan B, 4.00%, due 12/17/19	497,710
388,050	Beverage Packaging Holdings SA, 4.00%, due 12/1/18	386,917	Ø
856,000	Printpack Holdings, Inc., Term Loan B, 6.00%, due 5/29/20	860,280
		1,744,907
Paper & Forest Products (0.0%)
494,000	NewPage Corp., 1st Lien Term Loan, 9.50%, due 2/5/21
		495,359	Ø
Personal Products (0.1%)
942,638	Vogue International LLC, Term Loan, 5.25%, due 2/7/20
		943,816	N
Pharmaceuticals (0.2%)
341,000	Amneal Pharmaceuticals LLC, Term Loan B, due 10/30/20	341,641	^^
1,765,323	Atrium Innovations, Inc., 1st Lien Term Loan, 4.25%, due 1/29/21	1,749,876	Ø
		2,091,517
Real Estate Investment Trusts (0.0%)
488,000	Extended Stay Hospitality, Inc., Term Loan B, due 6/6/19
		493,490	^^
Real Estate Management & Development (0.2%)
750,000	Realogy Group LLC, Term Loan B, due 3/5/20	742,500	N
2,872,565	SMG, 1st Lien Term Loan, 4.50%, due 2/25/20	2,872,565
		3,615,065
Software (0.9%)
673,000	Aricent Technologies, 1st Lien Term Loan, 5.50%, due 4/14/21	677,206
1,165,145	Ascend Learning LLC, 1st Lien Term Loan, 6.00%, due 7/26/19	1,171,705
2,000,000	Ascend Learning LLC, 2nd Lien Term Loan, 9.50%, due 11/28/20	2,000,000
500,000	First Data Corp., Extended Term Loan, 4.15%, due 3/24/21	497,345	Ø
250,000	First Data Corp., Term Loan C1, due 3/24/18	247,605
3,626,000	Novell, Inc., 11.00%, due 10/31/18	3,662,260	Ø
633,815	P2 Energy Solutions, Inc., 1st Lien Term Loan, 5.00%, due 10/22/20	635,666
605,000	P2 Energy Solutions, Inc., 2nd Lien Term Loan, 9.00%, due 4/30/21	608,025	NØ
1,457,631	Progressive Solutions, Inc., 1st Lien Term Loan, 5.50%, due 10/16/20	1,458,841	^^
2,073,000	Progressive Solutions, Inc., 2nd Lien Term Loan, due 10/22/21	2,073,000	^^N
427,000	Renaissance Learning, Inc., 2nd Lien Term Loan, 8.00%, due 4/1/22	421,662
937,000	TeamViewer US LCC, 1st Lien Term Loan, due 12/11/20	917,089	^^
		14,370,404
Specialty Retail (0.2%)
302,930	National Vision, Inc., 2nd Lien Term Loan, 6.75%, due 7/1/18	297,250	^^
1,531,000	Payless, Inc., 1st Lien Term Loan, 5.00%, due 3/5/21	1,531,000	Ø
766,000	Payless, Inc., 2nd Lien Term Loan, 8.50%, due 3/4/22	762,170	N
945,000	The Hillman Group, Inc., 1st Lien Term Loan B, due 6/30/21	945,596	^^
		3,536,016
Steel-Specialty (0.0%)
750,000	Signode Industrial Group US, Inc., 1st Lien Term Loan, 4.00% due 4/8/21
		745,080	Ø
Technology Hardware, Storage & Peripherals (0.1%)
1,986,215	Eastman Kodak Co., Term Loan, 7.25%, due 7/31/19	2,009,553	Ø
Telecommunications (0.5%)
2,500,000	ConvergeOne Holdings Corp., 1st Lien Term Loan, 6.00%, due 6/16/20	2,506,250
2,789,901	NTELOS, Inc., Term Loan B, 5.75%, due 11/9/19	2,785,242
1,635,708	Presidio, Inc., 1st Lien Term Loan B, 5.00%, due 3/31/17	1,639,798
669,000	The Telx Group, Inc., 1st Lien Term Loan B, 4.50%, due 4/3/20	666,351	^^
504,000	The Telx Group, Inc., 2nd Lien Term Loan, 7.50%, due 4/2/21	502,427	Ø
		8,100,068
Trading Companies & Distributors (0.0%)
346,349	HD Supply, Inc., 1st Lien Term Loan, 4.00%, due 10/12/17
		345,771
Wireless Telecommunication Services (0.0%)
750,000	SBA Senior Finance II LLC, Term Loan B-1A, 3.25%, due 3/24/21	739,687	Ø

Total Bank Loan Obligations (Cost $176,414,820)		176,846,895

Municipal Notes (0.1%)

Puerto Rico (0.1%)
1,545,000	Puerto Rico Commonwealth GO Bonds, Ser. A, 8.00%, due 7/1/35	1,391,118
315,000	Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement, Ser. B, 6.00%, due 7/1/39	236,798

Total Municipal Notes (Cost $1,626,582)		1,627,916

Number of Contracts

Purchased Options (0.4%)

Call Options (0.0%)
3,566	Applied Materials, Inc., Call, Jan 2015 @ 20	820,180
275	Applied Materials, Inc., Call, Jan 2015 @ 21	48,950
315	AstraZeneca PLC, Call, Jan 2015 @ 80	86,625	±
3,233	AT&T, Inc., Call, Jun 2015 @ 47	19,398	±
391	BGC Partners, Inc., Call, Nov 2014 @ 10	1,955
18	CME Group, Inc., Call, Aug 2014 @ 75	1,242
10	CME Group, Inc., Call, Sep 2014 @ 80	280
913	Fusion-io, Inc., Call, Sep 2014 @ 12	–	[f]
201	iShares Russell 2000 ETF, Call, Aug 2014 @ 113	19,497	±
6	JetBlue Airways Corp., Call, Sep 2014 @ 10	600
18	Joy Global, Inc., Call, Sep 2014 @ 65	1,440	±
15	Nuance Communications, Inc., Call, Aug 2014 @ 25	–	±f
578	Nuance Communications, Inc., Call, Oct 2014 @ 23	5,780
474	Nuance Communications, Inc., Call, Oct 2014 @ 24	4,740
51	Perrigo Co. PLC, Call, Nov 2014 @ 160	30,600	±
92	Pinnacle Foods, Inc., Call, Sep 2014 @ 32.5	4,416	f±
31	S&P 500 Index, Call, Aug 2014 @ 2000	1,240	±
44	S&P 500 Index, Call, Sep 2014 @ 2000	35,640	±
23	The Cooper Cos., Inc., Call, Aug 2014 @ 170	1,725
102	Time Warner, Inc., Call, Oct 2014 @ 85	35,700	±
87	T-Mobile US, Inc., Call, Aug 2014 @ 35	2,697	±
87	T-Mobile US, Inc., Call, Aug 2014 @ 36	2,784	±
86	Valeant Pharmaceuticals International, Inc., Call, Aug 2014 @ 140	430
91	Zynga, Inc., Call, Aug 2014 @ 3.5	546
		1,126,465
Put Options (0.4%)
12	Actavis PLC, Put, Aug 2014 @ 205	4,560	±
8	Allergan, Inc., Put, Aug 2014 @ 155	800	±
103	Allergan, Inc., Put, Oct 2014 @ 170	120,510	±
21	American Capital Agency Corp., Put, Jan 2015 @ 18	399
275	American Realty Capital Properties, Inc., Put, Oct 2014 @ 11	4,125
52	Annaly Capital Management, Inc., Put, Jan 2015 @ 8	468
88	Aspen Insurance Holdings Ltd., Put, Sep 2014 @ 45	24,640
86	AstraZeneca PLC, Put, Oct 2014 @ 67.5	16,770	±
202	AstraZeneca PLC, Put, Oct 2014 @ 70	62,620	±
225	AstraZeneca PLC, Put, Oct 2014 @ 72.5	87,525	±
30	AstraZeneca PLC, Put, Oct 2014 @ 75	18,300	±
1,527	AT&T, Inc., Put, Jun 2015 @ 30	132,849	±
1,990	AT&T, Inc., Put, Jun 2015 @ 33	370,140	±
37	B/E Aerospace, Inc., Put, Oct 2014 @ 95	39,146
43	BioDelivery Sciences International, Inc., Put, Sep 2014 @ 5	–	[f]
43	BioDelivery Sciences International, Inc., Put, Sep 2014 @ 7.5	430	[f]
35	CONMED Corp., Put, Aug 2014 @ 40	1,225
54	Conn's, Inc., Put, Aug 2014 @ 45	22,680
38	Conn's, Inc., Put, Aug 2014 @ 50	36,100
63	Cott Corp., Put, Aug 2014 @ 7.5	7,245
169	Covidien PLC, Put, Oct 2014 @ 85	59,150
188	DIRECTV, Put, Jun 2015 @ 85	88,360	±
44	Dresser-Rand Group, Inc., Put, Sep 2014 @ 65	25,520
136	Express, Inc., Put, Oct 2014 @ 15	15,640
14	International Business Machines Corp., Put, Aug 2014 @ 180	406
9	International Business Machines Corp., Put, Aug 2014 @ 185	711
817	International Game Technology, Put, Aug 2014 @ 15	3,268	±
208	International Game Technology, Put, Oct 2014 @ 14	1,040	±
46	iShares Russell 2000 ETF, Put, Aug 2014 @ 113	13,478	±
46	iShares Russell 2000 ETF, Put, Aug 2014 @ 114	15,502	±
221	iShares Russell 2000 ETF, Put, Aug 2014 @ 116	110,500	±
144	iShares Russell 2000 ETF, Put, Sep 2014 @ 112	54,432	±
34	iShares Russell 2000 ETF, Put, Sep 2014 @ 115	18,530	±
825	iShares Russell 2000 ETF, Put, Sep 2014 @ 106	165,825	±
1,325	iShares Russell 2000 ETF, Put, Mar 2015 @ 105	685,025	±
117	Isle of Capri Casinos, Inc., Put, Jan 2015 @ 8	16,380
451	JetBlue Airways Corp., Put, Jan 2015 @ 10	31,570
88	Lorillard, Inc., Put, Sep 2014 @ 60	11,440
46	Mead Johnson Nutrition Co., Put, Aug 2014 @ 85	1,610	±
18	Mead Johnson Nutrition Co., Put, Aug 2014 @ 90	1,980	±
69	Medtronic, Inc., Put, Jan 2015 @ 60	18,630
165	Montage Technology Group Ltd., Put, Oct 2014 @ 20	6,600
269	NorthStar Realty Finance Corp., Put, Sep 2014 @ 16	10,760
89	NPS Pharmaceuticals, Inc., Put, Nov 2014 @ 32	72,980
322	Nuance Communications, Inc., Put, Aug 2014 @ 18	20,286
226	Nuance Communications, Inc., Put, Oct 2014 @ 17	13,560
582	Nuance Communications, Inc., Put, Oct 2014 @ 18	58,200
29	QUALCOMM, Inc., Put, Sep 2014 @ 75	8,294
69	Rackspace Hosting, Inc., Put, Sep 2014 @ 36	44,160
109	Reynolds American, Inc., Put, Aug 2014 @ 55	5,995
115	Riverbed Technology, Inc., Put, Dec 2014 @ 20	29,555
5	Russell 2000 Index, Put, Sep 2014 @ 1100	13,760
22	Russell 2000 Index, Put, Sep 2014 @ 1130	85,976
26	Russell 2000 Index, Put, Sep 2014 @ 1140	111,982
9	Russell 2000 Index, Put, Sep 2014 @ 1145	40,905
15	Russell 2000 Index, Put, Sep 2014 @ 1150	72,000
10	Russell 2000 Index, Put, Oct 2014 @ 1090	32,000
4	Russell 2000 Index, Put, Oct 2014 @ 1120	16,552
4	S&P 500 Index, Put, Sep 2014 @ 1940	18,240	±
7	S&P 500 Index, Put, Sep 2014 @ 1960	38,080	±
3	S&P 500 Index, Put, Sep 2014 @ 1965	17,265	±
6	S&P 500 Index, Put, Sep 2014 @ 1975	38,280	±
3	S&P 500 Index, Put, Oct 2014 @ 1980	23,730	±
902	Sirius XM Holdings, Inc., Put, Sep 2014 @ 3	3,608
3,000	SPDR S&P 500 ETF Trust, Put, Aug 2014 @ 185	201,000	±
133	SPDR S&P 500 ETF Trust, Put, Aug 2014 @ 192	25,403	±
44	SPDR S&P 500 ETF Trust, Put, Aug 2014 @ 193	10,120	±
62	SPDR S&P 500 ETF Trust, Put, Aug 2014 @ 195	19,468	±
69	SPDR S&P 500 ETF Trust, Put, Aug 2014 @ 197	30,705	±
3,000	SPDR S&P 500 ETF Trust, Put, Sep 2014 @ 185	612,000	±
139	SPDR S&P 500 ETF Trust, Put, Sep 2014 @ 197	88,682	±
71	SPDR S&P 500 ETF Trust, Put, Sep 2014 @ 198	48,635	±
4,000	SPDR S&P 500 ETF Trust, Put, Oct 2014 @ 190	1,720,000	±
327	Sprint Corp., Put, Jan 2015 @ 8	42,837
1,061	Sysco Corp., Put, Sep 2014 @ 35	63,660
2	Tesla Motors, Inc., Put, Sep 2014 @ 220	2,886
88	The Hillshire Brands Co., Put, Oct 2014 @ 36	440
155	TIBCO Software, Inc., Put, Sep 2014 @ 18	8,060	±
159	Time Warner Cable, Inc., Put, Jan 2015 @ 140	89,040
118	T-Mobile US, Inc., Put, Nov 2014 @ 33	27,730	±
93	TriQuint Semiconductor, Inc., Put, Nov 2014 @ 18	16,275
324	Weight Watchers International, Inc., Put, Oct 2014 @ 20	35,640	±
139	Weight Watchers International, Inc., Put, Jan 2015 @ 15	8,340	±
		6,123,218
Total Purchased Options (Cost $9,287,065)		7,249,683

Number of Shares

Short-Term Investments (22.1%)

Money Market Fund (22.1%)
351,915,200	Dreyfus Treasury Prime Cash Management
	(Cost $351,915,190)	351,915,190	Ø

Total Long Positions (103.1%) (Cost $1,634,004,063)		1,645,305,155	##

Cash, receivable and other assets, less liabilities (22.7%)		361,468,016	±Ø†††

Short Positions (see summary below) ((25.8)%)		(411,452,641)

Total Net Assets (100.0%)		1,595,320,530

Short Positions ((25.8)%)

Common Stocks Sold Short (13.4%)£ØØ

Aerospace & Defense (0.2%)
(7,300)	B/E Aerospace, Inc.	(621,522)	*
(14,400)	The Boeing Co.	(1,734,912)
		(2,356,434)
Air Freight & Logistics (0.0%)
(3,600)	XPO Logistics, Inc.	(111,204)	*

Airlines (0.2%)
(922)	American Airlines Group, Inc.	(35,820)
(1,132,000)	ANA Holdings, Inc.	(2,800,592)
(4)	United Continental Holdings, Inc.	(185)	*
		(2,836,597)
Auto Components (0.1%)
(13,050)	Autoliv, Inc.	(1,298,606)

Automobiles (0.2%)
(27,733)	General Motors Co.	(937,930)
(21,800)	Honda Motor Co. Ltd.	(758,881)
(150,200)	Nissan Motor Co. Ltd.	(1,473,523)
		(3,170,334)
Banks (0.3%)
(4,906)	BankUnited, Inc.	(153,263)
(47,299)	Cascade Bancorp	(256,361)	*
(10,226)	East West Bancorp, Inc.	(348,298)
(9,929)	Heritage Financial Corp.	(157,970)
(6,263)	M&T Bank Corp.	(760,955)
(42,832)	Southside Bancshares, Inc.	(1,255,406)
(6,312)	Sterling Bancorp	(75,113)
(18,349)	Towne Bank	(271,198)
(18,866)	United Bankshares, Inc.	(605,221)
(90,677)	Valley National Bancorp	(868,686)
(10,074)	Yadkin Financial Corp.	(186,973)	*
		(4,939,444)
Beverages (0.5%)
(10,000)	Constellation Brands, Inc. Class A	(832,600)	*
(22,200)	Dr. Pepper Snapple Group, Inc.	(1,304,472)
(4,100)	The Boston Beer Co., Inc. Class A	(903,640)	*
(105,394)	The Coca-Cola Co.	(4,140,930)
		(7,181,642)
Biotechnology (0.0%)
(438)	Intercept Pharmaceuticals, Inc.	(101,774)	*

Building Products (0.0%)
(21,300)	Owens Corning	(725,265)

Capital Markets (0.2%)
(40,650)	Cohen & Steers, Inc.	(1,687,381)
(137,550)	Janus Capital Group, Inc.	(1,566,695)
(48,741)	Prospect Capital Corp.	(517,142)
		(3,771,218)
Chemicals (0.7%)
(56,073)	Albemarle Corp.	(3,439,518)
(11,500)	International Flavors & Fragrances, Inc.	(1,161,385)
(39,100)	JSR Corp.	(674,161)
(53,900)	Kuraray Co. Ltd.	(706,010)
(457,200)	Mitsubishi Chemical Holdings Corp.	(2,000,990)
(47,450)	Rayonier Advanced Materials, Inc.	(1,540,227)	*
(25,700)	Syngenta AG ADR	(1,823,158)
(1,200)	The Sherwin-Williams Co.	(247,476)
		(11,592,925)
Commercial Services & Supplies (0.0%)
(4,200)	The Brink's Co.	(112,728)

Communications Equipment (0.3%)
(83,800)	ADTRAN, Inc.	(1,863,712)
(3,826)	Arista Networks, Inc.	(252,975)	*
(28,700)	Harris Corp.	(1,959,349)
(2,593)	QUALCOMM, Inc.	(191,104)
(3,974)	Sierra Wireless, Inc.	(75,467)	*
		(4,342,607)
Construction Materials (0.1%)
(7,312)	Martin Marietta Materials, Inc.	(908,370)

Consumer Finance (0.0%)
(3,618)	Springleaf Holdings, Inc.	(94,719)	*

Containers & Packaging (0.2%)
(20,750)	Aptargroup, Inc.	(1,267,825)
(54,700)	Bemis Co., Inc.	(2,133,847)
		(3,401,672)
Distributors (0.1%)
(65,070)	Imperial Holdings Ltd.	(1,198,368)

Diversified Consumer Services (0.0%)
(10,418)	H&R Block, Inc.	(334,730)
(18,552)	Weight Watchers International, Inc.	(402,393)
		(737,123)
Diversified Financial Services (0.0%)
(3,533)	CME Group, Inc.	(261,230)
(485)	Intercontinental Exchange, Inc.	(93,227)
		(354,457)
Diversified Telecommunication Services (0.8%)
(34,574)	AT&T, Inc.	(1,230,489)
(146,523)	Level 3 Communications, Inc.	(6,444,081)	*
(3,253,524)	Telecom Italia SpA	(3,749,012)	*
(146,296)	Telefonica Deutschland Holding AG	(1,143,821)	*
(10,497)	Verizon Communications, Inc.	(529,259)
		(13,096,662)
Electric Utilities (0.1%)
(67,360)	Fortum OYJ	(1,732,148)

Electrical Equipment (0.2%)
(33,850)	Emerson Electric Co.	(2,154,553)
(22,100)	Regal-Beloit Corp.	(1,553,409)
		(3,707,962)
Electronic Equipment, Instruments & Components (0.4%)
(5,600)	Hirose Electric Co. Ltd.	(787,042)
(29,600)	Kyocera Corp.	(1,433,738)
(19,500)	Ryosan Co. Ltd.	(417,289)
(76,100)	Taiyo Yuden Co. Ltd.	(811,619)
(52,200)	Trimble Navigation Ltd.	(1,612,980)	*
(66,800)	Yaskawa Electric Corp.	(870,588)
		(5,933,256)
Food & Staples Retailing (0.1%)
(4,400)	Safeway, Inc.	(151,624)
(31,800)	United Natural Foods, Inc.	(1,864,116)	*
		(2,015,740)
Food Products (0.1%)
(15,930)	Chiquita Brands International, Inc.	(152,769)	*
(13,100)	The Hillshire Brands Co.	(822,287)
(13,751)	WhiteWave Foods Co.	(409,642)	*
		(1,384,698)
Health Care Equipment & Supplies (1.6%)
(22,327)	Covidien PLC	(1,931,509)
(1,436)	DexCom, Inc.	(54,108)	*
(41,571)	ICU Medical, Inc.	(2,421,511)	*
(310,513)	Medtronic, Inc.	(19,171,072)
(3,112)	Smith & Nephew PLC ADR	(267,850)
(23,900)	Sysmex Corp.	(927,810)
(10,600)	Varian Medical Systems, Inc.	(870,790)	*
		(25,644,650)
Health Care Providers & Services (0.2%)
(273)	Aetna, Inc.	(21,166)
(65,100)	Hanger, Inc.	(2,060,415)	*
(12,200)	WellPoint, Inc.	(1,339,682)
		(3,421,263)
Health Care Technology (0.0%)
(1,105)	athenahealth, Inc.	(137,462)	*
(479)	Cerner Corp.	(26,441)	*
(1,598)	Veeva Systems, Inc. Class A	(38,032)	*
		(201,935)
Hotels, Restaurants & Leisure (0.1%)
(1,732)	Caesars Entertainment Corp.	(27,712)	*
(5,900)	Darden Restaurants, Inc.	(275,825)
(4,000)	International Game Technology	(67,720)
(43,900)	Pinnacle Entertainment, Inc.	(957,020)	*
		(1,328,277)
Household Durables (0.4%)
(3,100)	Beazer Homes USA, Inc.	(47,585)	*
(3,200)	KB Home	(52,160)
(166,090)	Lennar Corp. Class A	(6,017,441)
(56,900)	Nikon Corp.	(882,512)
		(6,999,698)
Household Products (0.1%)
(21,400)	The Clorox Co.	(1,859,018)

Insurance (0.3%)
(60,150)	Brown & Brown, Inc.	(1,851,417)
(22,170)	FNF Group	(601,029)	*
(7,389)	FNFV Group	(120,884)	*
(58,400)	Montpelier Re Holdings Ltd.	(1,724,552)
		(4,297,882)
Internet & Catalog Retail (0.2%)
(4,733)	Amazon.com, Inc.	(1,481,382)	*
(20,198)	TripAdvisor, Inc.	(1,915,578)	*
		(3,396,960)
Internet Software & Services (0.1%)
(1,789)	Demandware, Inc.	(107,769)	*
(12,600)	eBay, Inc.	(665,280)	*
(1,088)	Trulia, Inc.	(65,857)	*
		(838,906)
IT Services (0.3%)
(14,627)	International Business Machines Corp.	(2,803,557)
(74,900)	The Western Union Co.	(1,308,503)
		(4,112,060)
Machinery (1.1%)
(32,000)	AGCO Corp.	(1,558,720)
(25,600)	Caterpillar, Inc.	(2,579,200)
(48,580)	Deere & Co.	(4,134,644)
(73,800)	Harsco Corp.	(1,864,926)
(69,600)	Hitachi Construction Machinery Co. Ltd.	(1,420,590)
(3,100)	Joy Global, Inc.	(183,706)
(66,690)	Kone OYJ Class B	(2,804,162)
(47,000)	Kubota Corp.	(618,769)
(21,800)	SPX Corp.	(2,161,034)
		(17,325,751)
Media (1.2%)
(95,957)	CBS Corp. Class B	(5,453,236)
(5,051)	CBS Outdoor Americas, Inc.	(168,148)
(1,440)	Cengage Learning Acquisitions, Inc.	(49,140)	*
(636)	Charter Communications, Inc. Class A	(98,275)	*
(95,563)	Comcast Corp. Class A	(5,134,600)
(76,695)	Dex Media, Inc.	(980,929)	*
(2,500)	DIRECTV	(215,125)	*
(3,500)	DISH Network Corp. Class A	(216,510)	*
(17,531)	Liberty Global PLC Class A	(729,289)	*
(25,418)	Liberty Global PLC Series C	(1,016,466)	*
(1,013)	Live Nation Entertainment, Inc.	(23,512)	*
(12,100)	Time Warner Cable, Inc.	(1,755,710)
(82,112)	Twenty-First Century Fox, Inc. Class A	(2,601,308)
		(18,442,248)
Metals & Mining (0.1%)
(3)	Agnico Eagle Mines Ltd.	(112)
(40,558)	B2Gold Corp.	(104,896)	*
(3,600)	BHP Billiton Ltd. ADR	(255,924)
(12,754)	First Quantum Minerals Ltd.	(302,489)
(64,053)	Primero Mining Corp.	(490,524)	*
(46,765)	Rio Alto Mining Ltd.	(108,082)	*
(40,649)	Yamana Gold, Inc.	(346,710)
		(1,608,737)
Multiline Retail (0.3%)
(15,031)	Dollar Tree, Inc.	(818,738)	*
(7,800)	Fred's, Inc. Class A	(123,474)
(152,057)	JC Penney Co., Inc.	(1,426,295)	*
(49,050)	Kohl's Corp.	(2,626,137)
		(4,994,644)
Oil, Gas & Consumable Fuels (0.2%)
(3,600)	Anadarko Petroleum Corp.	(384,660)
(20,106)	Bellatrix Exploration Ltd.	(148,811)	*
(4,247)	Exxon Mobil Corp.	(420,198)
(94,800)	Inpex Corp.	(1,404,998)
(22,530)	Long Run Exploration Ltd.	(113,647)
(36,031)	Peabody Energy Corp.	(546,590)
(52,397)	Spartan Energy Corp.	(187,415)	*
		(3,206,319)
Personal Products (0.1%)
(16,200)	The Estee Lauder Cos., Inc. Class A	(1,190,052)

Pharmaceuticals (0.8%)
(24,015)	AbbVie, Inc.	(1,256,945)
(19,488)	Actavis PLC	(4,175,499)	*
(15,390)	Endo International PLC	(1,032,361)	*
(6,380)	Perrigo Co. PLC	(959,871)
(1,700)	Shire PLC ADR	(419,050)
(14,400)	Teva Pharmaceutical Industries Ltd. ADR	(770,400)
(35,726)	Valeant Pharmaceuticals International, Inc.	(4,193,875)	*
		(12,808,001)
Real Estate Investment Trusts (0.3%)
(7,294)	American Capital Agency Corp.	(168,637)
(3,697)	Essex Property Trust, Inc.	(700,840)
(1,943)	Health Care REIT, Inc.	(123,633)
(4,871)	Mid-America Apartment Communities, Inc.	(340,580)
(19,730)	National Retail Properties, Inc.	(701,796)
(2,686)	Omega Healthcare Investors, Inc.	(98,147)
(807)	Parkway Properties, Inc.	(16,729)
(40,066)	Realty Income Corp.	(1,724,841)
(16,199)	Ventas, Inc.	(1,028,637)
		(4,903,840)
Semiconductors & Semiconductor Equipment (0.3%)
(150,600)	Advantest Corp.	(1,681,375)
(6,100)	Broadcom Corp. Class A	(233,386)
(8,800)	NVIDIA Corp.	(154,000)
(7,787)	RF Micro Devices, Inc.	(86,903)	*
(11,100)	Rohm Co. Ltd.	(625,767)
(88,100)	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	(1,762,000)
(7,339)	Tokyo Electron Ltd. ADR	(118,011)
(12,500)	TriQuint Semiconductor, Inc.	(224,750)	*
		(4,886,192)
Software (0.2%)
(957)	Concur Technologies, Inc.	(88,963)	*
(1,244)	NetSuite, Inc.	(104,882)	*
(59,600)	Nuance Communications, Inc.	(1,083,528)	*
(1,764)	Splunk, Inc.	(82,943)	*
(1,005)	Tableau Software, Inc. Class A	(65,325)	*
(65,700)	TiVo, Inc.	(884,322)	*
(872)	Workday, Inc. Class A	(73,108)	*
		(2,383,071)
Specialty Retail (0.1%)
(76,311)	Barnes & Noble, Inc.	(1,588,795)	*
(1,476)	Restoration Hardware Holdings, Inc.	(120,722)	*
(3,124)	Williams-Sonoma, Inc.	(209,527)
		(1,919,044)
Technology Hardware, Storage & Peripherals (0.3%)
(23,317)	Apple, Inc.	(2,228,406)
(127,000)	Logitech International SA	(1,854,200)
(124,400)	Nokia OYJ ADR	(986,492)
		(5,069,098)
Textiles, Apparel & Luxury Goods (0.1%)
(16,500)	Fossil Group, Inc.	(1,617,000)	*
(7,000)	Michael Kors Holdings Ltd.	(570,360)	*
		(2,187,360)
Thrifts & Mortgage Finance (0.0%)
(7,327)	BofI Holding, Inc.	(546,521)	*
(184)	United Financial Bancorp, Inc.	(2,333)
		(548,854)
Tobacco (0.0%)
(2,000)	Reynolds American, Inc.	(111,700)

Trading Companies & Distributors (0.1%)
(14,730)	MSC Industrial Direct Co., Inc. Class A	(1,256,322)

Wireless Telecommunication Services (0.1%)
(106,795)	NII Holdings, Inc.	(73,187)	*
(37,670)	Sprint Corp.	(276,874)	*
(22,900)	T-Mobile US, Inc.	(754,326)	*
(10,100)	Vodafone Group PLC ADR	(335,522)
		(1,439,909)
Total Common Stocks Sold Short (Proceeds $(215,450,600))		(213,487,744)

Exchange Traded Funds Sold Short (11.7%)£ØØ
(152,086)	Energy Select Sector SPDR Fund	(14,696,070)
(2,656)	Hang Seng Investment Index Funds Series - H-Share Index ETF	(38,932)
(110,141)	Health Care Select Sector SPDR Fund	(6,709,790)
(83,102)	Industrial Select Sector SPDR Fund	(4,304,684)
(42,400)	iShares Cohen & Steers REIT ETF	(3,725,264)
(132,304)	iShares FTSE A50 China Index ETF	(164,568)
(47,770)	iShares iBoxx $ High Yield Corporate Bond ETF	(4,415,859)
(137,500)	iShares MSCI Emerging Markets ETF	(6,025,250)
(14,335)	iShares Nasdaq Biotechnology ETF	(3,595,648)
(272,429)	iShares Russell 2000 Fund	(30,264,138)
(144,784)	iShares U.S. Real Estate ETF	(10,382,461)
(24,303)	Market Vectors Gold Miners ETF	(629,205)
(54,321)	Market Vectors Oil Service ETF	(2,943,112)
(21,636)	Market Vectors Pharmaceutical ETF	(1,310,925)
(5,571)	Market Vectors Semiconductor ETF	(271,642)
(77,370)	Materials Select Sector SPDR Fund	(3,764,050)
(132,448)	Nomura TOPIX Exchange Traded Fund	(1,684,168)
(10,224)	Powershares QQQ Trust Series 1	(971,587)
(3,739)	ProShares Short 20+ Year Treasury	(106,711)	*
(7,630)	SPDR Barclays High Yield Bond ETF	(309,396)
(3,500)	SPDR Gold Shares	(431,865)	*
(310,531)	SPDR S&P 500 ETF Trust	(59,960,431)
(21,940)	SPDR S&P Biotech ETF	(3,207,628)
(82,717)	SPDR S&P MidCap 400 ETF Trust	(20,607,286)
(10,458)	SPDR S&P Oil & Gas Exploration & Production ETF	(787,383)
(44,531)	SPDR S&P Regional Banking ETF	(1,711,326)
(9,943)	SPDR S&P Retail ETF	(833,720)
(83,800)	Utilities Select Sector SPDR Fund	(3,456,750)

Total Exchange Traded Funds Sold Short (Proceeds $(185,480,990))		(187,309,849)

Principal Amount

Corporate Debt Securities Sold Short(0.7%)£ØØ

Aerospace & Defense (0.0%)
$(220,000)	TransDigm, Inc., 7.50%, due 7/15/21	(240,350)

Auto Components (0.0%)
(179,000)	Delphi Corp., 5.00%, due 2/15/23	(192,201)

Beverages (0.0%)
(238,000)	Constellation Brands, Inc., 4.25%, due 5/1/23	(233,240)

Chemicals (0.0%)
(249,000)	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.88%, due 2/1/18	(255,847)
(124,000)	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.00%, due 11/15/20	(121,830)
		(377,677)
Commercial Services & Supplies (0.0%)
(275,000)	ACCO Brands Corp., 6.75%, due 4/30/20	(286,000)

Diversified Telecommunication Services (0.1%)
(59,000)	CenturyLink, Inc., Ser. V, 5.63%, due 4/1/20	(61,508)
(454,000)	Verizon Communications, Inc., 6.55%, due 9/15/43	(569,225)
		(630,733)
Food Products (0.0%)
(123,000)	HJ Heinz Finance Co., 7.13%, due 8/1/39	(133,947)	ñ

Health Care Equipment & Supplies (0.0%)
(139,000)	Alere, Inc., 8.63%, due 10/1/18	(145,081)
(139,000)	Alere, Inc., 6.50%, due 6/15/20	(142,128)
		(287,209)
Health Care Providers & Services (0.1%)
(279,000)	DaVita HealthCare Partners, Inc., 5.75%, due 8/15/22	(294,345)
(650,000)	HCA, Inc., 5.88%, due 5/1/23	(669,500)
		(963,845)
Healthcare - Products (0.0%)
(465,000)	Kinetic Concepts, Inc., 10.50%, due 11/1/18	(514,987)

Hotels, Restaurants & Leisure (0.1%)
(1,598,000)	Caesars Entertainment Operating Co., Inc., 10.00%, due 12/15/18	(531,335)

Household Products (0.0%)
(123,000)	Reynolds Group Issuer, Inc., 9.00%, due 4/15/19	(128,227)
(92,000)	Reynolds Group Issuer, Inc., 9.88%, due 8/15/19	(99,130)
		(227,357)
Independent Power & Renewable Electricity Producers (0.0%)
(410,000)	NRG Energy, Inc., 7.88%, due 5/15/21	(444,850)

IT Services (0.1%)
(407,000)	International Business Machines Corp., 3.63%, due 2/12/24	(415,613)
(606,000)	iPayment, Inc., 10.25%, due 5/15/18	(518,130)
		(933,743)
Media (0.0%)
(70,000)	Cumulus Media Holdings, Inc., 7.75%, due 5/1/19	(71,750)

Metals & Mining (0.0%)
(48,000)	Cliffs Natural Resources, Inc., 6.25%, due 10/1/40	(41,932)

Oil, Gas & Consumable Fuels (0.1%)
(450,000)	Access Midstream Partners LP, 4.88%, due 5/15/23	(463,500)
(365,000)	Rice Energy, Inc., 6.25%, due 5/1/22	(361,350)	ñ
(237,000)	Samson Investment Co., 10.75%, due 2/15/20	(239,963)	ñ
		(1,064,813)
Specialty Retail (0.2%)
(3,000,000)	Staples, Inc., 4.38%, due 1/12/23	(2,956,599)

Telecommunications (0.0%)
(1,029,000)	NII Capital Corp., 10.00%, due 8/15/16	(277,830)

Trading Companies & Distributors (0.0%)
(233,000)	HD Supply, Inc., 7.50%, due 7/15/20	(244,650)

Total Corporate Debt Securities Sold Short (Proceeds $(11,177,941))		(10,655,048)

Total Short Positions (Proceeds $(412,109,531))		(411,452,641)

See Notes to Schedule of Investments

July 31, 2014

Schedule of Investments Neuberger Berman Long Short Multi-Manager Fund
(Unaudited)

Number of Shares		Value	†

Long Positions (97.8%)

Common Stocks (65.7%)

Aerospace & Defense (1.6%)
30,290	Exelis, Inc.	$510,084	Ø

Auto Components (1.3%)
436	Continental AG	93,899
3,025	Cooper Tire & Rubber Co.	87,392	Ø
2,486	Visteon Corp.	237,413	*£Ø
		418,704
Automobiles (0.7%)
21,592	Fiat SpA	207,230	*Ø

Banks (3.7%)
63,000	China Construction Bank Corp. Class H	48,203	Ø
93,000	Chongqing Rural Commercial Bank Class H	45,999	Ø
2,835	Erste Group Bank AG	72,798	Ø
21,400	Mitsubishi UFJ Financial Group, Inc.	126,202	Ø
110,700	Mizuho Financial Group, Inc.	214,921	Ø
21,500	Regions Financial Corp.	218,010	Ø
2,700	Sumitomo Mitsui Financial Group, Inc.	110,064	Ø
27,000	Sumitomo Mitsui Trust Holdings, Inc.	117,496	Ø
5,775	SunTrust Banks, Inc.	219,739	Ø
		1,173,432
Beverages (1.3%)
4,559	PepsiCo, Inc.	401,648	£Ø

Biotechnology (0.6%)
1,950	Gilead Sciences, Inc.	178,523	*Ø

Building Products (0.2%)
3,100	LIXIL Group Corp.	75,150	Ø

Capital Markets (0.7%)
2,500	Jafco Co. Ltd.	96,508	Ø
17,300	Nomura Holdings, Inc.	109,225	Ø
		205,733
Chemicals (4.6%)
3,625	Air Products & Chemicals, Inc.	478,319	Ø
5,000	Asahi Kasei Corp.	39,516	Ø
4,000	Axiall Corp.	171,320	Ø
869	CF Industries Holdings, Inc.	217,545	Ø
6,150	Huntsman Corp.	160,207	Ø
792	Monsanto Co.	89,567	£
4,300	Nissan Chemical Industries Ltd.	78,824	Ø
1,500	Nitto Denko Corp.	66,940	Ø
1,600	Shin-Etsu Chemical Co. Ltd.	101,485	Ø
24,000	Ube Industries Ltd.	41,411	Ø
		1,445,134
Commercial Services & Supplies (2.4%)
26,201	Covanta Holding Corp.	535,024	Ø
5,000	Tyco International Ltd.	215,750	Ø
		750,774
Communications Equipment (0.0%)
6,219	Parkervision, Inc.	7,774	*£Ø

Construction & Engineering (0.4%)
1,211	KBR, Inc.	25,019	Ø
17,000	Taisei Corp.	95,873	Ø
		120,892
Construction Materials (0.4%)
13,000	Anhui Conch Cement Co. Ltd. Class H	48,637	Ø
1,173	HeidelbergCement AG	87,013	Ø
		135,650
Consumer Finance (0.1%)
1,900	Ally Financial, Inc.	43,624	*£

Containers & Packaging (1.3%)
39,221	Nampak Ltd.	148,958	Ø
139,038	Orora Ltd.	187,240
24,504	Pact Group Holdings Ltd.	83,922	*Ø
		420,120
Diversified Consumer Services (1.3%)
1,914	LifeLock, Inc.	26,566	*£
10,850	Regis Corp.	151,140	Ø
5,664	Sotheby's	224,578
		402,284
Diversified Financial Services (0.6%)
1,940	GT Capital Holdings, Inc.	39,618	Ø
8,500	ORIX Corp.	137,371	Ø
		176,989
Diversified Telecommunication Services (1.4%)
218,611	Telecom Italia SpA	204,395	Ø
9,217	Vivendi SA	231,331	*Ø
		435,726
Electric Utilities (4.1%)
1,548	ALLETE, Inc.	72,632
8,502	American Electric Power Co., Inc.	442,019	Ø
733	Edison International	40,169	Ø
7,413	Enel SpA	42,202	Ø
1,628	Hawaiian Electric Industries, Inc.	38,453	Ø
791	Northeast Utilities	34,725	Ø
3,303	OGE Energy Corp.	118,743	Ø
1,798	Pinnacle West Capital Corp.	96,175	Ø
4,208	Portland General Electric Co.	134,362	Ø
7,298	PPL Corp.	240,761	Ø
1,308	Xcel Energy, Inc.	40,286	Ø
		1,300,527
Electrical Equipment (0.5%)
1,000	Eaton Corp. PLC	67,920	Ø
1,600	Nidec Corp.	104,203	Ø
		172,123
Electronic Equipment, Instruments & Components (0.3%)
7,000	Hitachi Ltd.	54,255	Ø
5,200	Nichicon Corp.	40,529	Ø
		94,784
Energy Equipment & Services (0.9%)
6,938	Noble Corp. PLC	217,645	Ø
6,904	Paragon Offshore PLC	78,706	*
		296,351
Food & Staples Retailing (1.1%)
2,765	Sysco Corp.	98,683	£
3,675	Walgreen Co.	252,730	£Ø
		351,413
Food Products (0.1%)
4,871	Oceana Group Ltd.	37,524	Ø

Gas Utilities (0.3%)
2,308	The Laclede Group, Inc.	108,430	Ø

Health Care Equipment & Supplies (1.4%)
9,072	Alere, Inc.	362,880	*£Ø
4,490	Ansell Ltd.	78,825	Ø
		441,705
Health Care Providers & Services (1.6%)
23,425	Accretive Health, Inc.	197,238	*
507	Fresenius SE & Co. KGaA	75,816	Ø
12,755	Mediclinic International Ltd.	101,501	Ø
1,873	WellCare Health Plans, Inc.	116,838	*
		491,393
Hotels, Restaurants & Leisure (2.7%)
5,999	Accor SA	290,517	Ø
7,175	Burger King Worldwide, Inc.	189,276	Ø
1,522	McDonald's Corp.	143,920	£
14,000	Sands China Ltd.$	102,784	Ø
1,875	Vail Resorts, Inc.	141,563	Ø
		868,060
Household Durables (0.5%)
1,200	Rinnai Corp.	109,254	Ø
3,500	Sony Corp.	63,790	Ø
		173,044
Independent Power & Renewable Electricity Producers (2.3%)
27,492	AES Corp.	401,658	Ø
5,675	EDP Renovaveis SA	40,016	Ø
9,014	NRG Energy, Inc.	279,073	Ø
		720,747
Industrial Conglomerates (0.5%)
147,790	Alliance Global Group, Inc.	88,767	Ø
12,000	Toshiba Corp.	53,372	Ø
		142,139
Insurance (1.6%)
14,921	Assured Guaranty Ltd.	333,037	Ø
3,225	Hartford Financial Services Group, Inc.	110,166	Ø
12,970	Insurance Australia Group Ltd.	75,484
		518,687
Internet Software & Services (1.0%)
2,750	AOL, Inc.	106,012	*£Ø
370	Google, Inc. Class A	214,434	*Ø
		320,446
IT Services (0.5%)
2,365	Convergys Corp.	45,858	£
1,588	MasterCard, Inc. Class A	117,750	£
		163,608
Machinery (1.2%)
9,400	Amada Co. Ltd.	91,303	Ø
2,200	Komatsu Ltd.	48,790	Ø
1,600	Makita Corp.	94,635	Ø
2,175	Pentair PLC	139,352	Ø
		374,080
Marine (0.1%)
14,000	Nippon Yusen KK	40,113	Ø

Media (2.8%)
8,150	CBS Corp. Class B	463,165	Ø
810	Cineplex, Inc.	28,957	Ø
1,800	DISH Network Corp. Class A	111,348	*Ø
9,821	Mediaset SpA	38,960	*Ø
13,256	News Corp. Class A	233,968	*Ø
		876,398
Metals & Mining (0.2%)
20,000	Nippon Steel & Sumitomo Metal Corp.	60,393	Ø

Multiline Retail (0.2%)
7,000	Takashimaya Co. Ltd.	64,377	Ø

Multi-Utilities (1.1%)
2,914	CenterPoint Energy, Inc.	70,868
1,516	CMS Energy Corp.	43,858	Ø
1,829	Dominion Resources, Inc.	123,714
1,440	PG&E Corp.	64,325	Ø
381	Sempra Energy	37,989	Ø
		340,754
Oil, Gas & Consumable Fuels (3.8%)
7,050	Cameco Corp.	142,128	Ø
3,976	Golar LNG Ltd.	244,961	Ø
5,800	JX Holdings, Inc.	29,824	Ø
2,220	SemGroup Corp. Class A	171,118	£Ø
10,603	The Williams Cos., Inc.	600,448	£Ø
		1,188,479
Pharmaceuticals (3.0%)
701	Bayer AG	92,466
14,400	Catalent, Inc.	287,856	*
2,650	Johnson & Johnson	265,239	Ø
6,300	Pfizer, Inc.	180,810	Ø
1,488	Teva Pharmaceutical Industries Ltd. ADR	79,608
1,618	Zoetis, Inc.	53,248	£
		959,227
Real Estate Investment Trusts (0.4%)
53	Japan Retail Fund Investment Corp.	116,791	Ø

Real Estate Management & Development (1.7%)
10,000	Daiwa House Industry Co. Ltd.	202,992	Ø
5,207	GAGFAH SA	91,263	*Ø
3,000	Mitsubishi Estate Co. Ltd.	73,359	Ø
10,000	Tokyo Tatemono Co. Ltd.	85,408	Ø
10,000	Tokyu Fudosan Holdings Corp.	75,848	Ø
		528,870
Semiconductors & Semiconductor Equipment (0.2%)
14,000	Dainippon Screen Manufacturing Co. Ltd.	64,523

Software (2.9%)
2,343	Comverse, Inc.	60,168	*£Ø
200	Nintendo Co. Ltd.	22,218	Ø
4,100	Nuance Communications, Inc.	74,538	*
5,125	PTC, Inc.	184,295	*Ø
12,060	Verint Systems, Inc.	566,097	*£Ø
		907,316
Specialty Retail (1.7%)
951	Dick's Sporting Goods, Inc.	40,446	£
1,300	Sanrio Co. Ltd.	37,468	Ø
3,650	The Gap, Inc.	146,402	Ø
2,136	Tiffany & Co.	208,495	Ø
2,600	United Arrows Ltd.	101,824	Ø
		534,635
Technology Hardware, Storage & Peripherals (2.4%)
2,470	Apple, Inc.	236,058	Ø
3,600	Ricoh Co. Ltd.	41,211	Ø
4,825	Western Digital Corp.	481,680	Ø
		758,949
Textiles, Apparel & Luxury Goods (1.5%)
2,475	PVH Corp.	272,695	Ø
9,425	Vera Bradley, Inc.	186,898	*£Ø
		459,593
Trading Companies & Distributors (0.1%)
1,800	Mitsubishi Corp.	37,929	Ø

Water Utilities (0.2%)
7,400	Cia de Saneamento Basico do Estado de Sao Paulo ADR	65,860	£

Wireless Telecommunication Services (0.2%)
1,000	SoftBank Corp.	71,888	Ø

Total Common Stocks (Cost $20,567,663)		20,760,627

Preferred Stocks (1.3%)

Automobiles (0.3%)
375	Volkswagen AG , 4.06%	87,090	Ø

Banks (0.6%)
10,067	National Bank of Greece SA, Ser. A, 9.00%	199,729	*£Ø

Thrifts & Mortgage Finance (0.4%)
11,488	Federal Home Loan Mortgage Corp. , Ser. Z, 8.38%	137,856	*Øμ

Total Preferred Stocks (Cost $398,111)		424,675

Number of Contracts

Exchange Traded Funds (1.3%)
6,113	iPATH S&P 500 VIX Short-Term Futures ETN	192,498	*Ø
9,950	PowerShares DB U.S. Dollar Index Bullish Fund	216,313	*Ø

Total Exchange Traded Funds (Cost $392,232)		408,811

Number of Shares

Short-Term Investment (29.5%)

Money Market Fund (29.5%)
9,333,867	Dreyfus Treasury Prime Cash Management (Cost $9,333,866)	$9,333,866	Ø

Total Long Positions (97.8%) (Cost $30,691,872)		30,927,979	##

Cash, receivable and other assets, less liabilities (29.2%)		9,227,396	Ø†††

Short Positions (see summary below) ((27.0)%)		(8,529,285)

Total Net Assets (100.0%)		$31,626,090

Short Positions ((27.0)%)

Common Stocks Sold Short (18.9%)£ØØ

Aerospace & Defense (0.2%)
(600)	The Boeing Co.	(72,288)

Airlines (0.4%)
(48,000)	ANA Holdings, Inc.	(118,753)

Auto Components (0.2%)
(550)	Autoliv, Inc.	(54,730)

Automobiles (0.3%)
(900)	Honda Motor Co. Ltd.	(31,330)
(5,900)	Nissan Motor Co. Ltd.	(57,881)
		(89,211)
Beverages (1.1%)
(400)	Constellation Brands, Inc. Class A	(33,304)	*
(900)	Dr. Pepper Snapple Group, Inc.	(52,884)
(175)	The Boston Beer Co., Inc. Class A	(38,570)	*
(5,591)	The Coca-Cola Co.	(219,670)
		(344,428)
Building Products (0.1%)
(850)	Owens Corning	(28,943)

Capital Markets (0.4%)
(1,725)	Cohen & Steers, Inc.	(71,605)
(5,775)	Janus Capital Group, Inc.	(65,777)
		(137,382)
Chemicals (1.0%)
(480)	International Flavors & Fragrances, Inc.	(48,475)
(1,500)	JSR Corp.	(25,863)
(2,100)	Kuraray Co. Ltd.	(27,507)
(18,000)	Mitsubishi Chemical Holdings Corp.	(78,779)
(2,000)	Rayonier Advanced Materials, Inc.	(64,920)	*
(1,125)	Syngenta AG ADR	(79,808)
		(325,352)
Communications Equipment (0.5%)
(3,500)	ADTRAN, Inc.	(77,840)
(1,175)	Harris Corp.	(80,217)
		(158,057)
Containers & Packaging (0.5%)
(875)	Aptargroup, Inc.	(53,462)
(2,275)	Bemis Co., Inc.	(88,748)
		(142,210)
Distributors (0.2%)
(2,667)	Imperial Holdings Ltd.	(49,117)

Diversified Telecommunication Services (0.8%)
(173,037)	Telecom Italia SpA	(199,389)	*
(6,193)	Telefonica Deutschland Holding AG	(48,420)	*
		(247,809)
Electric Utilities (0.9%)
(2,758)	Fortum OYJ	(70,921)
(2,724)	Iberdrola SA	(20,266)
(537)	IDACORP, Inc.	(28,756)
(3,062)	Otter Tail Corp.	(85,614)
(2,158)	The Southern Co.	(93,420)
		(298,977)
Electrical Equipment (0.5%)
(1,400)	Emerson Electric Co.	(89,110)
(900)	Regal-Beloit Corp.	(63,261)
		(152,371)
Electronic Equipment, Instruments & Components (0.8%)
(200)	Hirose Electric Co. Ltd.	(28,109)
(1,200)	Kyocera Corp.	(58,124)
(800)	Ryosan Co. Ltd.	(17,120)
(3,000)	Taiyo Yuden Co. Ltd.	(31,995)
(2,200)	Trimble Navigation Ltd.	(67,980)	*
(2,600)	Yaskawa Electric Corp.	(33,885)
		(237,213)
Food & Staples Retailing (0.2%)
(1,275)	United Natural Foods, Inc.	(74,741)	*

Gas Utilities (0.5%)
(1,411)	Northwest Natural Gas Co.	(60,984)
(2,038)	Southwest Gas Corp.	(100,942)
		(161,926)
Health Care Equipment & Supplies (0.2%)
(900)	Sysmex Corp.	(34,938)
(450)	Varian Medical Systems, Inc.	(36,968)	*
		(71,906)
Health Care Providers & Services (0.4%)
(2,650)	Hanger, Inc.	(83,873)	*
(500)	WellPoint, Inc.	(54,905)
		(138,778)
Hotels, Restaurants & Leisure (0.1%)
(1,850)	Pinnacle Entertainment, Inc.	(40,330)	*

Household Durables (0.1%)
(2,200)	Nikon Corp.	(34,122)

Household Products (0.2%)
(850)	The Clorox Co.	(73,839)

Insurance (0.5%)
(2,475)	Brown & Brown, Inc.	(76,181)
(2,450)	Montpelier Re Holdings Ltd.	(72,348)
		(148,529)
Internet & Catalog Retail (0.2%)
(180)	Amazon.com, Inc.	(56,338)	*

IT Services (0.5%)
(570)	International Business Machines Corp.	(109,252)
(3,108)	The Western Union Co.	(54,297)
		(163,549)
Machinery (2.4%)
(1,400)	AGCO Corp.	(68,194)
(1,025)	Caterpillar, Inc.	(103,269)
(2,061)	Deere & Co.	(175,412)
(3,115)	Harsco Corp.	(78,716)
(2,700)	Hitachi Construction Machinery Co. Ltd.	(55,109)
(3,538)	Kone OYJ Class B	(148,765)
(2,000)	Kubota Corp.	(26,330)
(900)	SPX Corp.	(89,217)
		(745,012)
Media (0.2%)
(1,925)	Twenty-First Century Fox, Inc. Class A	(60,984)

Multiline Retail (0.3%)
(2,050)	Kohl's Corp.	(109,757)

Multi-Utilities (2.4%)
(804)	Alliant Energy Corp.	(45,426)
(992)	Ameren Corp.	(38,142)
(1,260)	Avista Corp.	(39,098)
(1,283)	Black Hills Corp.	(67,627)
(2,860)	Consolidated Edison, Inc.	(160,417)
(1,368)	DTE Energy Co.	(100,986)
(748)	NorthWestern Corp.	(34,572)
(2,680)	Public Service Enterprise Group, Inc.	(94,256)
(1,691)	SCANA Corp.	(86,038)
(2,284)	Wisconsin Energy Corp.	(99,537)
		(766,099)
Oil, Gas & Consumable Fuels (0.9%)
(4,000)	Inpex Corp.	(59,282)
(3,602)	Kinder Morgan, Inc.	(129,600)
(2,592)	Spectra Energy Corp.	(106,065)
		(294,947)
Personal Products (0.2%)
(660)	The Estee Lauder Cos., Inc. Class A	(48,484)

Semiconductors & Semiconductor Equipment (0.5%)
(5,900)	Advantest Corp.	(65,871)
(400)	Rohm Co. Ltd.	(22,550)
(3,700)	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	(74,000)
		(162,421)
Software (0.1%)
(1,323)	EnerNOC, Inc.	(23,708)	*

Technology Hardware, Storage & Peripherals (0.6%)
(1,238)	Apple, Inc.	(118,316)
(5,225)	Logitech International SA	(76,285)
		(194,601)
Textiles, Apparel & Luxury Goods (0.3%)
(650)	Fossil Group, Inc.	(63,700)	*
(290)	Michael Kors Holdings Ltd.	(23,629)	*
		(87,329)
Trading Companies & Distributors (0.2%)
(625)	MSC Industrial Direct Co., Inc. Class A	(53,306)

Total Common Stocks Sold Short (Proceeds $(6,046,718))		(5,967,547)

Exchange Traded Funds Sold Short (8.1%)£ØØ
(1,825)	iShares Cohen & Steers REIT ETF	(160,345)
(5,600)	iShares MSCI Emerging Markets ETF	(245,392)
(587)	iShares Nasdaq Biotechnology ETF	(147,237)
(3,016)	iShares Russell 2000 Fund	(335,047)
(4,020)	SPDR S&P 500 ETF Trust	(776,222)
(835)	SPDR S&P Biotech ETF	(122,077)
(18,798)	Utilities Select Sector SPDR Fund	(775,418)

Total Exchange Traded Funds Sold Short (Proceeds $(2,567,127))		(2,561,738)

Total Short Positions (Proceeds $(8,613,845))		(8,529,285)

See Notes to Schedule of Investments

July 31, 2014
Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Absolute Return Multi-Manager Fund (“Absolute Return Multi-Manager”) and Neuberger Berman Long Short Multi-Manager (“Long Short Multi-Manager”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments
	•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments (long and short positions) in equity securities, exchange traded funds, preferred stocks, convertible preferred stocks, purchased option contracts, written option contracts, rights and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments (long and short positions) in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

The value of bank loan obligations is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of financial futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Notes to Schedule of Investments (Unaudited) (cont’d)

The value of forward foreign currency contracts (“forward contracts”) is determined by Management by obtaining valuations from an independent pricing service based on actual traded currency rates on an independent pricing service’s network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

The value of total return swaps is determined by Management by obtaining valuations from an independent pricing service using the underlying index and stated London Interbank Offered Rate (“LIBOR”) (Level 2 inputs).

The value of equity swaps is determined by Management by obtaining valuations from an independent pricing service using the underlying security and stated LIBOR rate or Federal Funds floating rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved in the good faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m. Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary categorized by Level of inputs used to value the Funds’ investments as of July 31, 2014:

Asset Valuation Inputs
	Level 1	Level 2	Level 3§	Total
Absolute Return Multi-Manager
Investments:
Common Stocks
Airlines	$1,137,493	$29,485	$—	$1,166,978
Biotechnology	8,086,546	3,505	—	8,090,051
Diversified Consumer Services	8,605,598	—	50,539	8,656,137
Health Care Equipment & Supplies	49,605,908	16,100	—	49,622,008
Media	107,444,648	—	750	107,445,398
Oil, Gas & Consumable Fuels	33,957,133	—	74,662	34,031,795

Notes to Schedule of Investments (Unaudited) (cont’d)
Pharmaceuticals	$78,495,896	$14,655	$ —	$ 78,510,551
Wireless Telecommunication Services	8,675,242	151,200	—	8,826,442
Other Common Stocks^	628,627,062	—	—	628,627,062
Total Common Stocks	924,635,526	214,945	125,951	924,976,422
Preferred Stocks
Consumer Finance	—	621,875	—	621,875
Real Estate Investment Trusts	—	131,506	—	131,506
Other Preferred Stocks^	8,683,937	—	—	8,683,937
Total Preferred Stocks	8,683,937	753,381	—	9,437,318
Exchange Traded Funds	11,715,330	—	—	11,715,330
Rights ^	1,753	—	—	1,753
Warrants ^	605,821	—	—	605,821
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	—	30,890	—	30,890
Collateralized Mortgage Obligations	—	17,078,192	—	17,078,192
Commercial Mortgage-Backed Securities	—	43,023,981	—	43,023,981
Asset-Backed Securities	—	28,476,964	—	28,476,964
Corporate Debt Securities ^	—	70,724,112	—	70,724,112
Convertible Debt Obligations^	—	1,594,688	—	1,594,688
Bank Loan Obligations
Advertising	—	11,858,260	1,608,930	13,467,190
Aerospace & Defense	—	1,963,376	621,550	2,584,926
Auto Components	—	597,000	—	597,000
Auto Parts & Equipment	—	828,720	—	828,720
Building Materials	—	747,855	—	747,855
Capital Markets	—	582,825	—	582,825
Chemicals	—	2,742,522	—	2,742,522
Commercial Services & Supplies	—	9,559,669	1,718,599	11,278,268
Computers & Peripherals	—	—	1,586,724	1,586,724
Diversified Financial Services	—	6,507,202	2,866,595	9,373,797
Diversified Telecommunication Services	—	6,669,627	—	6,669,627
Electric Utilities	—	2,972,388	—	2,972,388
Electrical Components & Equipment	—	—	1,074,000	1,074,000
Food Products	—	2,317,900	1,862,000	4,179,900
Health Care Equipment & Supplies	—	2,600,562	—	2,600,562
Health Care Providers & Services	—	5,452,800	—	5,452,800
Healthcare - Products	—	980,372	—	980,372
Hotels, Restaurants & Leisure	—	24,840,452	497,621	25,338,073
Household Products	—	2,455,851	—	2,455,851
Independent Power & Renewable Electricity Producers	—	2,642,889	—	2,642,889
Insurance	—	4,792,616	—	4,792,616
Internet Software & Services	—	2,703,981	1,222,181	3,926,162
IT Services	—	483,374	—	483,374
Machinery	—	655,275	595,508	1,250,783
Media	—	13,324,344	1,987,456	15,311,800
Metals & Mining	—	947,633	—	947,633
Miscellaneous Manufacturing	—	4,263,341	—	4,263,341
Multiline Retail	—	1,833,771	—	1,833,771
Oil & Gas Services	—	2,042,375	999,994	3,042,369
Oil, Gas & Consumable Fuels	—	3,562,461	45,563	3,608,024

Notes to Schedule of Investments (Unaudited) (cont’d)
Packaging & Containers	$ —	$1,744,907	$ —	$1,744,907
Paper & Forest Products	—	495,359	—	495,359
Personal Products	—	—	943,816	943,816
Pharmaceuticals	—	2,091,517	—	2,091,517
Real Estate Investment Trusts	—	493,490	—	493,490
Real Estate Management & Development	—	2,872,565	742,500	3,615,065
Software	—	11,689,379	2,681,025	14,370,404
Specialty Retail	—	2,773,846	762,170	3,536,016
Steel-Specialty	—	745,080	—	745,080
Technology Hardware, Storage & Peripherals	—	2,009,553	—	2,009,553
Telecommunications	—	8,100,068	—	8,100,068
Trading Companies & Distributors	—	345,771	—	345,771
Wireless Telecommunication Services	—	739,687	—	739,687
Total Bank Loan Obligations	—	155,030,663	21,816,232	176,846,895
Municipal Notes	—	1,627,916	—	1,627,916
Purchased Options	7,249,253	430	—	7,249,683
Short-Term Investments	—	351,915,190	—	351,915,190
Total Long Positions	$952,891,620	$670,471,352	$21,942,183	$1,645,305,155

Long Short Multi-Manager
Investments:
Common Stocks ^	$20,760,627	$ —	$ —	$20,760,627
Preferred Stocks ^	424,675	—	—	424,675
Exchange Traded Funds	408,811	—	—	408,811
Short-Term Investments	—	9,333,866	—	9,333,866
Total Long Positions	$21,594,113	$9,333,866	$ —	$30,927,979

^ The Schedule of Investments provides information on the industry categorization for the portfolio.

The following is a summary, categorized by level, of inputs used to value the Funds’ derivatives as of July 31, 2014:

Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total
Absolute Return Multi-Manager
Forward contracts (unrealized appreciation)	$ —	$1,658,364	$ —	$1,658,364
Total return swaps	—	55,614	—	55,614
Total	$—	$1,713,978	$—	$1,713,978

Long Short Multi-Manager
Forward contracts (unrealized appreciation)	$—	$55,504	$—	$55,504
Equity swaps	—	16,009	—	16,009
Total return swaps	—	10,422	—	10,422
Total	$—	$81,935	$—	$81,935

Notes to Schedule of Investments (Unaudited) (cont’d)
The following is a summary categorized by Level of inputs used to value the Funds’ investments as of July 31, 2014:

Liability Valuation Inputs
	Level 1	Level 2	Level 3§	Total
Absolute Return Multi-Manager
Investments:
Common Stocks Sold Short^
Media	$(18,393,108)	$ —	$(49,140)	$(18,442,248)
Other Common Stocks Sold Short^	(195,045,496)	—	—	(195,045,496)
Total Common Stocks Sold Short^	(213,438,604)	—	(49,140)	(213,487,744)
Exchange Traded Funds Sold Short	(187,309,849)	—	—	(187,309,849)
Corporate Debt Securities Sold Short^	—	(10,655,048)	—	(10,655,048)
Total Short Positions	$(400,748,453)	$(10,655,048)	$(49,140)	$(411,452,641)

Long Short Multi-Manager
Investments:
Common Stocks Sold Short^	$(5,967,547)	$—	$ —	$(5,967,547)
Exchange Traded Funds Sold Short	(2,561,738)	—	—	(2,561,738)
Total Short Positions	$(8,529,285)	$ —	$—	$(8,529,285)

^ The Schedule of Investments provides information on the industry categorization for the portfolio.

The following is a summary, categorized by level, of inputs used to value the Funds’ derivatives as of July 31, 2014:

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Absolute Return Multi-Manager
Forward contracts (unrealized depreciation)	$ —	$(479,868)	$—	$(479,868)
Equity swaps	—	(4,322,578)	—	(4,322,578)
Options written	(2,461,214)	(1,840)	—	(2,463,054)
Total	$(2,461,214)	$(4,804,286)	$—	$(7,265,500)

Long Short Multi-Manager
Forward contracts (unrealized depreciation)	$ —	$(13,068)	$—	$ (13,068)
Total return swaps	—	(20,370)	—	(20,370)
Total	$—	$(33,438)	$—	$(33,438)

Notes to Schedule of Investments (Unaudited) (cont’d)

##	At July 31, 2014, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Absolute Return Multi-Manager	$1,634,004,063	$39,309,858	$28,008,766	$11,301,092
Long Short Multi-Manager	30,691,872	846,307	610,200	236,107

*	Security did not produce income during the last twelve months.
^^	All or a portion of this security has not settled as of July 31, 2014 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.

Notes to Schedule of Investments (Unaudited) (cont’d)
±	At July 31, 2014, Absolute Return Multi-Manager had outstanding call and put options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Actavis PLC, Call	16	$215	August 2014	$(11,520)
Actavis PLC, Call	12	225	August 2014	(3,240)
Actavis PLC, Call	19	215	September 2014	(19,000)
Allergan, Inc., Call	26	165	August 2014	(11,180)
Allergan, Inc., Call	11	170	August 2014	(2,475)
American Airlines Group, Inc., Call	41	40	August 2014	(3,444)
American Airlines Group, Inc., Call	118	43	September 2014	(10,856)
Anadarko Petroleum Corp., Call	19	105	September 2014	(10,849)
AstraZeneca PLC, Call	73	75	September 2014	(16,425)
AstraZeneca PLC, Call	315	90	January 2015	(27,090)
AstraZeneca PLC, Put	315	65	January 2015	(69,300)
AT&T, Inc., Call	3,233	40	June 2015	(145,485)
DIRECTV, Call	762	85	August 2014	(118,110)
DIRECTV, Call	29	87.5	August 2014	(725)
Discovery Communications, Inc., Call	19	85	September 2014	(5,890)
Fusion-io, Inc., Call	86	12	September 2014	— [f]
International Game Technology, Call	1,241	17	August 2014	(12,410)
iShares Russell 2000 ETF, Call	201	116	August 2014	(4,020)
iShares Russell 2000 ETF, Put	825	90	September 2014	(21,450)
iShares Russell 2000 ETF, Put	1,325	85	March 2015	(182,850)
Joy Global, Inc., Call	18	70	September 2014	(432)
Mead Johnson Nutrition Co., Call	54	100	August 2014	(2,754)
Mead Johnson Nutrition Co., Call	11	95	August 2014	(1,133)
Mead Johnson Nutrition Co., Call	19	90	September 2014	(7,410)
Mead Johnson Nutrition Co., Call	36	95	September 2014	(6,336)
Move, Inc., Call	621	15	August 2014	(24,840)
Nokia OYJ, Call	181	7.5	August 2014	(8,688)
Perrigo Co. PLC, Call	51	185	November 2014	(6,375)
Pinnacle Foods, Inc., Call	92	37.5	September 2014	(1,840)
RealD, Inc., Call	194	10	August 2014	(16,490)
RR Donnelley & Sons Co., Call	498	16	August 2014	(72,210)
RR Donnelley & Sons Co., Call	59	16	September 2014	(7,080)
S&P 500 Index, Call	31	1,990	August 2014	(5,735)
S&P 500 Index, Call	44	1,990	September 2014	(48,004)
Scripps Networks Interactive, Inc., Call	19	85	September 2014	(4,560)
SPDR S&P 500 ETF Trust, Put	3,000	175	August 2014	(63,000)
SPDR S&P 500 ETF Trust, Put	3,000	175	September 2014	(243,000)
SPDR S&P 500 ETF Trust, Put	4,000	180	October 2014	(820,000)
The Brink's Co., Call	90	27.5	August 2014	—[f]
TIBCO Software, Inc., Call	96	20	September 2014	(7,392)
TIBCO Software, Inc., Call	59	22	September 2014	(1,475)
Time Warner, Inc., Call	20	80	August 2014	(8,100)
Time Warner, Inc., Put	277	80	August 2014	(20,775)
Time Warner, Inc., Call	18	84	August 2014	(3,258)
Time Warner, Inc., Call	277	90	August 2014	(7,479)
Time Warner, Inc., Call	29	82.5	September 2014	(12,470)
Time Warner, Inc., Call	102	90	October 2014	(15,504)
TiVo, Inc., Call	407	13	August 2014	(24,420)
T-Mobile US, Inc., Call	991	31.5	August 2014	(222,975)
Web.com Group, Inc., Call	124	25	August 2014	(29,760)
Weight Watchers International, Inc., Put	324	15	October 2014	(5,832)
Yahoo!, Inc., Call	607	35	August 2014	(87,408)

Total				$(2,463,054)

Notes to Schedule of Investments (Unaudited) (cont’d)
≠	Security had an event of default.
¢	All or a portion of this security was purchased on a delayed delivery basis.
£
At July 31, 2014, Absolute Return Multi-Manager had pledged securities in the amount of $64,299,639 to cover collateral requirements for borrowing in connection with securities sold short and option contracts written. At July 31, 2014, Long Short Multi-Manager had pledged securities in the amount of $1,352,384 to cover collateral requirements for borrowing in connection with securities sold short.

a	Step Bond: Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

c	Payment-in-kind security for which part of the income earned may be paid as additional principal.
f	Value of the security was determined using methods the Board has approved on the good faith belief that the resulting valuation will reflect the fair value of the security.
ñ
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the"1933 Act") or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At July 31, 2014, these securities amounted to $59,225,147 of long positions and $(735,260) of short positions, or 3.7% and (0.0%), respectively, of net assets for Absolute Return Multi-Manager.

N	These securities have been deemed by the investment manager to be illiquid. At July 31, 2014, these securities amounted to $25,991,458 or 1.6% of net assets for Absolute Return Multi-Manager.
Ø
All or a portion of this security or cash is segregated in connection with obligations for securities sold short and/or delayed delivery purchase commitments and/or call and put options written and/or forward foreign currency contracts and/or swaps.

ØØ
At July 31, 2014, Absolute Return Multi-Manager had deposited $405,384,650 in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short. At July 31, 2014, Long Short Multi-Manager had deposited $9,057,683 in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short. In addition, Absolute Return Multi-Manager had deposited $27,849,089 in a segregated account for forward foreign currency contracts and/or swaps.

μ
Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2014 and their final maturities.

††	As of July 31, 2014, Absolute Return Multi-Manager's value of unfunded loan commitments was $1,854,048 pursuant to the following loan agreements:

Borrower	Principal Amount	Value
Indiana Toll Road Concession Co. LLC, Term Loan C, 1.60%, due 06/28/15	$364,969	$275,855
Overseas Shipholding Group, Inc., 2.90%, due 12/31/49	1,369,000	1,436,601
The SI Organization, Inc., Delayed Draw 1st Lien Term Loan, due 11/23/19	140,888	141,592

Notes to Schedule of Investments (Unaudited) (cont’d)

†††	At July 31, 2014, open forward contracts for Absolute Return Multi-Manager were as follows:

Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	2,065,000	$1,933,383	08/21/14	$(16,680)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	511,000	477,995	08/29/14	(3,966)
Brazilian Real	J.P. Morgan Chase Bank, N.A.	14,011,862	6,042,435	08/20/14	104,330
Euro	J.P. Morgan Chase Bank, N.A.	7,251,500	9,892,909	08/20/14	(182,199)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	498,985,900	4,911,610	08/20/14	(60,301)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	340,555,900	3,360,697	08/21/14	(49,677)
New Zealand Dollar	J.P. Morgan Chase Bank, N.A.	832,600	714,546	08/20/14	(8,386)
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	7,396,800	1,244,122	08/20/14	(68,149)
Philippine Peso	J.P. Morgan Chase Bank, N.A.	171,184,105	3,904,384	08/20/14	31,251
Pound Sterling	J.P. Morgan Chase Bank, N.A.	930,300	1,571,633	08/20/14	(1,212)
South African Rand	J.P. Morgan Chase Bank, N.A.	17,288,770	1,601,019	08/20/14	7,001
Swiss Franc	J.P. Morgan Chase Bank, N.A.	2,674,400	3,010,042	08/20/14	(66,785)
Turkish Lira	J.P. Morgan Chase Bank, N.A.	3,641,800	1,683,966	08/20/14	9,423
Total					$(305,350)

Sell	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	8,221,925	$7,658,589	08/20/14	$26,568
Australian Dollar	J.P. Morgan Chase Bank, N.A.	3,331,000	3,121,900	08/29/14	31,899
Brazilian Real	J.P. Morgan Chase Bank, N.A.	14,011,862	6,158,323	08/20/14	11,558
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	796,900	729,842	08/20/14	(739)
Euro	J.P. Morgan Chase Bank, N.A.	18,027,526	24,612,414	08/20/14	471,190
Euro	J.P. Morgan Chase Bank, N.A.	8,352,000	11,203,932	08/29/14	19,245
Euro	J.P. Morgan Chase Bank, N.A.	503,000	683,932	09/18/14	10,289
Hong Kong Dollar	J.P. Morgan Chase Bank, N.A.	45,019,404	5,808,252	08/20/14	(875)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	10,012,751,494	98,019,634	08/20/14	672,290
New Zealand Dollar	J.P. Morgan Chase Bank, N.A.	832,600	713,481	08/20/14	7,321
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	7,396,800	1,175,244	08/20/14	(729)
Philippine Peso	J.P. Morgan Chase Bank, N.A.	171,184,105	3,915,464	08/20/14	(20,170)
Pound Sterling	J.P. Morgan Chase Bank, N.A.	1,466,840	2,480,443	08/20/14	4,299
Pound Sterling	J.P. Morgan Chase Bank, N.A.	560,000	958,434	09/18/14	13,346
South African Rand	J.P. Morgan Chase Bank, N.A.	77,321,600	7,368,641	08/20/14	176,998
Swiss Franc	J.P. Morgan Chase Bank, N.A.	2,674,400	2,989,271	08/20/14	46,014
Turkish Lira	J.P. Morgan Chase Bank, N.A.	3,641,800	1,708,731	08/20/14	15,342
Total					$1,483,846

Notes to Schedule of Investments (Unaudited) (cont’d)
†††	At July 31, 2014, open forward contracts for Long Short Multi-Manager were as follows:

Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	86,700	$81,174	08/21/14	$(700)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	27,000	25,256	08/29/14	(210)
Euro	J.P. Morgan Chase Bank, N.A.	158,400	215,886	08/20/14	(3,767)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	14,490,300	142,438	08/20/14	(1,558)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	13,733,600	135,527	08/21/14	(2,003)
New Zealand Dollar	J.P. Morgan Chase Bank, N.A.	17,700	15,190	08/20/14	(178)
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	286,700	47,794	08/20/14	(2,214)
Philippine Peso	J.P. Morgan Chase Bank, N.A.	4,173,800	95,140	08/20/14	818
Pound Sterling	J.P. Morgan Chase Bank, N.A.	9,200	15,528	08/20/14	3
South African Rand	J.P. Morgan Chase Bank, N.A.	529,730	49,077	08/20/14	193
Swiss Franc	J.P. Morgan Chase Bank, N.A.	76,800	86,395	08/20/14	(1,875)
Total					$(11,491)

Sell	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	344,500	$321,482	08/20/14	$1,699
Australian Dollar	J.P. Morgan Chase Bank, N.A.	177,000	165,888	08/29/14	1,694
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	32,400	29,786	08/20/14	82
Euro	J.P. Morgan Chase Bank, N.A.	559,800	762,960	08/20/14	13,315
Euro	J.P. Morgan Chase Bank, N.A.	442,000	592,928	08/29/14	1,018
Hong Kong Dollar	J.P. Morgan Chase Bank, N.A.	1,859,900	239,964	08/20/14	(31)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	393,437,741	3,856,069	08/20/14	30,935
New Zealand Dollar	J.P. Morgan Chase Bank, N.A.	17,700	15,168	08/20/14	156
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	286,700	45,513	08/20/14	(68)
Philippine Peso	J.P. Morgan Chase Bank, N.A.	4,173,800	95,494	08/20/14	(464)
Pound Sterling	J.P. Morgan Chase Bank, N.A.	24,200	40,926	08/20/14	74
South African Rand	J.P. Morgan Chase Bank, N.A.	3,071,580	290,488	08/20/14	4,802
Swiss Franc	J.P. Morgan Chase Bank, N.A.	76,800	85,236	08/20/14	715
Total					$53,927

Notes to Schedule of Investments (Unaudited) (cont'd)

At July 31, 2014, the outstanding equity swaps* for the Funds were as follows:

Absolute Return Multi-Manager

Counterparty	Description	Value

J.P. Morgan Chase Bank, N.A.
The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.
$ (4,322,578)

* The following table represents the individual long and short positions and related values within the equity swaps as of July 31, 2014.

Notes to Schedule of Investments (Unaudited) (cont'd)

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)

Long Positions

Australia
Australand Property Group	222,426	$947,913	$(19,828)
PanAust Ltd.	46,088	93,977	3,674
Papillon Resources Ltd.	61,348	108,693	(3,794)
SAI Global Ltd.	105,678	505,256	(26,990)
SFG Australia Ltd.	210,065	169,281	7,387
Wotif.com Holdings Ltd.	27,458	84,065	1,161
			(38,390)
Austria
Telekom Austria AG	19,530	187,589	(605)

Brazil
MMX Mineracao e Metalicos SA	4,001,912	4,789,661	854,909

Canada
Athabasca Oil Corp.	1,443,445	9,377,960	(1,130,459)

Finland
Rautaruukki OYJ	19,096	216,016	66,539

France
Bouygues SA	9,232	391,825	(26,834)
Caisse Regionale de Credit Agricole Mutuel Alpes Provence	570	54,176	(3,038)
Credit Agricole Atlantique Vendee CCI	1,118	130,883	10,424
Credit Agricole de la Touraine et du Poitou	535	44,060	357
Credit Agricole de Normandie-Seine	1,502	191,199	5,502
Credit Agricole Loire Haute-Loire	601	46,119	4,010
Credit Agricole Nord de France CCI	3,100	69,359	(2,693)
Generale de Sante SA	8,446	186,281	(1,595)
Publicis Groupe SA	15,166	1,120,889	(17,148)
Technip SA	11,508	1,207,911	(145,406)
			(176,421)
Ireland
C&C Group PLC	54,362	318,560	(10,353)
Fyffes PLC	101,073	167,875	(24,413)
Shire PLC	187,265	15,301,892	161,469
			126,703
Italy
Telecom Italia SpA	438,732	356,129	55,403

Netherlands
Corio NV	4,048	213,750	1,578
Exact Holding NV	9,921	426,174	(13,019)
Royal Dutch Shell PLC	45,910	1,843,276	48,739
Ziggo NV	546,975	23,932,937	738,862
			776,160
Portugal
Galp Energia SGPS SA	67,280	1,213,148	(18,537)

Spain
Atresmedia Corp de Medios de Comunicacion SA	84,410	1,279,682	(37,491)
Cia de Distribucion Integral Logista Holdings SAU	23,754	441,236	(2,288)
Mediaset Espana Comunicacion SA	103,660	1,200,160	11,616
			(28,163)
Switzerland
Glencore PLC	322,449	1,795,608	164,470
Schweizerische National-Versicherungs-Gesellschaft AG	5,354	466,154	10,772
			175,242
United Kingdom
Anglo American PLC	72,448	1,824,581	131,219
Associated British Foods PLC	24,921	1,194,038	(25,219)
Dixons Retail PLC	758,992	619,274	43,213
GAME Digital PLC	193,800	653,581	71,968
Hyder Consulting PLC	57,310	622,068	76
Infinis Energy PLC	444,762	1,922,729	(176,906)
Kentz Corp Ltd.	61,275	961,834	(1,812)
Max Property Group PLC	9,503	26,979	(25)
Mecom Group PLC	145,255	374,915	(7,677)
Smith & Nephew PLC	23,213	413,552	(11,457)
Telecity Group PLC	160,080	1,874,574	274,017
TUI Travel PLC	144,524	916,471	(31,484)
Vodafone Group PLC	135,905	450,431	4,106
William Hill PLC	82,628	485,271	6,609
Wolfson Microelectronics PLC	93,065	365,282	(2,331)
			274,297
United States
Safeway, Inc.	301,619	10,183,794	209,997

Total Long Positions of Portfolio Equity Swap Contracts			1,146,675

Notes to Schedule of Investments (Unaudited) (cont'd)

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)

Short Positions

Australia
IOOF Holdings Ltd.	(21,847)	$(172,152)	$(5,088)

France
Klepierre	(4,615)	(217,953)	(531)
LVMH Moet Hennessy Louis Vuitton SA	(12,344)	(2,326,418)	200,758
Lyxor ETF STOXX Europe 600 Banks	(6,811)	(198,090)	4,785
			205,012
Germany
TUI AG	(57,664)	(866,992)	48,127

Ireland
iShares FTSE 100 UCITS ETF, Inc.	(26,226)	(297,984)	972
Italy
Telecom Italia SpA	(224,763)	(245,194)	(15,144)

South Korea
Halla Visteon Climate Control Corp.	(36,197)	(1,383,709)	(412,318)

Sweden
SSAB AB Class A	(9,075)	(66,145)	(21,932)
SSAB AB Class B	(23,166)	(150,181)	(53,833)
			(75,765)
Switzerland
Helvetia Holding AG	(364)	(163,424)	(14,420)

United Kingdom
AbbVie, Inc.	(124,558)	(6,652,092)	132,747
AMEC PLC	(47,589)	(903,973)	(10,347)
Carphone Warehouse Group PLC	(117,644)	(635,538)	(29,238)
Liberty Global PLC Series A	(113,675)	(4,668,190)	(60,689)
Liberty Global PLC Series C	(280,444)	(11,062,839)	(152,115)
			(119,642)

Total Short Positions of Portfolio Equity Swap Contracts			(388,266)

Total Long and Short Positions of Portfolio Equity Swap Contracts			758,409

Financing Costs and Other Payables			(5,080,987)

Equity Swap Contracts, at Value			$(4,322,578)

(a) Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.

Notes to Schedule of Investments (Unaudited) (cont'd)

Long Short Multi-Manager

Counterparty	Description	Value

JPMorgan Chase Bank N.A.
The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.
$ 16,009

* The following table represents the individual long and short positions and related values within the equity swaps as of July 31, 2014.

Notes to Schedule of Investments (Unaudited) (cont'd)

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)

Long Positions

France
Publicis Groupe SA	621	$45,897	$(702)
Technip SA	376	39,626	(4,911)
			(5,613)
Netherlands
Royal Dutch Shell PLC	1,882	75,593	1,967

Portugal
Galp Energia SGPS SA	2,757	49,157	(204)

Spain
Atresmedia Corp de Medios de Comunicacion SA	3,456	50,644	215
Mediaset Espana Comunicacion SA	4,245	48,838	786
			1,001
Switzerland
Glencore PLC	13,649	75,320	7,649

United Kingdom
Anglo American PLC	3,053	78,546	3,872
Associated British Foods PLC	1,020	48,871	(1,032)
GAME Digital PLC	7,939	27,146	2,576
Infinis Energy PLC	18,828	73,958	(53)
Telecity Group PLC	6,776	81,580	9,367
William Hill PLC	3,382	19,862	271
			15,001

Total Long Positions of Portfolio Equity Swap Contracts			19,801

Short Positions

France
LVMH Moet Hennessy Louis Vuitton SA	(518)	(97,717)	8,517

South Korea
Halla Visteon Climate Control Corp.	(1,913)	(76,974)	(17,946)

Total Short Positions of Portfolio Equity Swap Contracts			(9,429)

Total Long and Short Positions of Portfolio Equity Swap Contracts			10,372

Financing Costs and Other Receivables			5,637

Equity Swap Contracts, at Value			$16,009

(a) Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.

At July 31, 2014, the outstanding total return swap contracts were as follows:

Absolute Return Multi-Manager
			Rate Type
Swap Counterparty	Notional Amount	Termination Date	Variable-rate Payments Made/ (Received) by the Fund	Reference Entity	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Upfront Payments	Total Fair Value
J.P. Morgan Chase Bank, N.A.	$8,772,643	February 23, 2015	Various (0.092 to 0.099)% (1)	The EURO STOXX 50 Index	$(1,943)	$19,086	$38,471	$55,614

(1) 1 month EURIBOR minus 0.65% at July 15, 2014.

Long Short Multi-Manager
			Rate Type
Swap Counterparty	Notional Amount	Termination Date	Variable-rate Payments Made/ (Received) by the Fund	Reference Entity	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Upfront Payments Made (Received)	Total Fair Value
J.P. Morgan Chase Bank, N.A.	$16,985	April 2, 2015	Various 0.154 to 0.156% (1)	AMBEV SA	$(38)	$(7,873)	$(193)	$(8,104)
J.P. Morgan Chase Bank, N.A.	45,701	April 10, 2015	Various 0.154 to 0.156% (2)	Piraeus Bank SA	(67)	(9,292)	(572)	(9,931)
J.P. Morgan Chase Bank, N.A.	337,430	February 18, 2015	Various (0.091 to 0.099) (3)	The EURO STOXX 50 Index	(77)	7,858	1,764	9,545
J.P. Morgan Chase Bank, N.A.	28,694	February 18, 2015	0.092	The EURO STOXX 50 Index	1	876	-	877
J.P. Morgan Chase Bank, N.A.	4,955	April 2, 2015	Various 0.154 to 0.156 (1)	Via Varejo	(16)	(2,197)	(122)	(2,335)
Totals					$(197)	$(10,628)	$877	$(9,948)

(1) 1 month LIBOR plus 0.60% at July 15, 2014.
(2) 1 month LIBOR plus 1.75% at July 15, 2014.
(3) 1 month EURIBOR minus 0.65% at July 15, 2014.

JULY 31, 2014

Schedule of Investments Flexible Select Fund
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

Common Stocks (87.1%)

Aerospace & Defense (2.9%)
9,648	Boeing Co.	1,162,391
4,815	General Dynamics Corp.	562,248
6,057	Honeywell International, Inc.	556,214
77	L-3 Communications Holdings, Inc.	8,082
62	Lockheed Martin Corp.	10,352
984	Precision Castparts Corp.	225,139
717	Raytheon Co.	65,082
1,475	Textron, Inc.	53,646
1,055	United Technologies Corp.	110,933
		2,754,087
Air Freight & Logistics (0.6%)
1,060	FedEx Corp.	155,693
3,986	United Parcel Service, Inc. Class B	387,001
		542,694
Airlines (0.9%)
4,223	American Airlines Group, Inc.	164,064
12,377	Delta Air Lines, Inc.	463,642
4,254	United Continental Holdings, Inc.	197,343	*
		825,049
Auto Components (0.3%)
2,593	BorgWarner, Inc.	161,414
1,573	Delphi Automotive PLC	105,077
584	TRW Automotive Holdings Corp.	59,737	*
		326,228
Automobiles (0.4%)
10,471	General Motors Co.	354,129

Banks (2.9%)
12,497	Itau Unibanco Holding SA ADR, Preference Shares	192,454
19,605	JPMorgan Chase & Co.	1,130,620
1,329	M&T Bank Corp.	161,474
619	PNC Financial Services Group, Inc.	51,105
3,010	SVB Financial Group	328,150	*
7,910	U.S. Bancorp	332,457
10,611	Wells Fargo & Co.	540,100
		2,736,360
Beverages (1.1%)
1,890	Anheuser-Busch InBev NV ADR	204,082
10,078	Coca-Cola Co.	395,965
3,103	Dr Pepper Snapple Group, Inc.	182,332
3,013	PepsiCo, Inc.	265,445
		1,047,824
Biotechnology (1.2%)
3,357	Amgen, Inc.	427,648
2,805	Celgene Corp.	244,456	*
1,431	Regeneron Pharmaceuticals, Inc.	452,511	*
359	Vertex Pharmaceuticals, Inc.	31,918	*
		1,156,533
Capital Markets (1.1%)
963	BlackRock, Inc.	293,455
2,384	Franklin Resources, Inc.	129,094
2,429	Goldman Sachs Group, Inc.	419,901
1,036	Golub Capital BDC, Inc.	17,208
3,491	Invesco Ltd.	131,366
1,119	T. Rowe Price Group, Inc.	86,902
		1,077,926
Chemicals (3.0%)
2,598	Ashland, Inc.	271,881
4,228	Chemtura Corp.	98,343	*
5,086	Dow Chemical Co.	259,742
3,541	E.I. du Pont de Nemours & Co.	227,722
2,166	Ecolab, Inc.	235,076
909	International Flavors & Fragrances, Inc.	91,800
417	LyondellBasell Industries NV Class A	44,306
6,079	Minerals Technologies, Inc.	353,007
2,298	Monsanto Co.	259,881
2,572	Mosaic Co.	118,595
1,826	RPM International, Inc.	80,673
1,141	Scotts Miracle-Gro Co. Class A	60,701
3,901	Sensient Technologies Corp.	204,802
2,304	Sigma-Aldrich Corp.	231,368
3,292	WR Grace & Co.	299,572	*
		2,837,469
Commercial Services & Supplies (1.9%)
8,296	ADT Corp.	288,701
10,254	Covanta Holding Corp.	209,387
5,393	Healthcare Services Group, Inc.	140,973
2,991	Iron Mountain, Inc.	100,228
18,666	Pitney Bowes, Inc.	505,102
1,880	Stericycle, Inc.	221,182	*
4,920	Tetra Tech, Inc.	119,458
4,268	Tyco International Ltd.	184,164
		1,769,195
Communications Equipment (0.4%)
1,832	ARRIS Group, Inc.	62,599	*
12,763	Cisco Systems, Inc.	322,011
		384,610
Construction & Engineering (0.1%)
995	Chicago Bridge & Iron Co. NV	59,023
2,326	Quanta Services, Inc.	77,898	*
		136,921
Consumer Finance (0.9%)
9,109	American Express Co.	801,592
58	Discover Financial Services	3,541
		805,133
Containers & Packaging (0.6%)
1,506	Packaging Corp. of America	99,637
13,375	Sealed Air Corp.	429,605
		529,242
Diversified Consumer Services (0.2%)
5,390	H&R Block, Inc.	173,181

Diversified Financial Services (2.4%)
5,355	Berkshire Hathaway, Inc. Class B	671,678	*
8,249	CME Group, Inc.	609,931
1,485	Intercontinental Exchange, Inc.	285,447
12	McGraw-Hill Financial, Inc.	962
5,445	Moody's Corp.	473,715
5,069	MSCI, Inc.	229,372	*
		2,271,105
Diversified Telecommunication Services (0.6%)
4,141	BCE, Inc.	187,504
1,848	tw telecom, inc.	75,288	*
6,316	Verizon Communications, Inc.	318,453
		581,245
Electric Utilities (1.5%)
2,985	ALLETE, Inc.	140,056
378	El Paso Electric Co.	13,929
10,322	Great Plains Energy, Inc.	255,882
7,918	ITC Holdings Corp.	285,840
3,942	NextEra Energy, Inc.	370,115
3,164	Northeast Utilities	138,900
1,010	NRG Yield, Inc. Class A	52,773
2,014	OGE Energy Corp.	72,403
1,039	Pinnacle West Capital Corp.	55,576
		1,385,474
Electrical Equipment (0.4%)
3,449	ABB Ltd. ADR	79,327	*
2,973	Eaton Corp. PLC	201,926
1,407	Generac Holdings, Inc.	61,064	*
703	Rockwell Automation, Inc.	78,497
		420,814
Electronic Equipment, Instruments & Components (0.8%)
3,437	Amphenol Corp. Class A	330,536
17,001	Corning, Inc.	334,070
896	TE Connectivity Ltd.	55,454
1,643	Universal Display Corp.	50,374	*
		770,434
Energy Equipment & Services (2.2%)
1,500	Dresser-Rand Group, Inc.	89,265	*
695	Ensco PLC Class A	35,202
2,174	FMC Technologies, Inc.	132,179	*
43,565	McDermott International, Inc.	318,025	*
6	National Oilwell Varco, Inc.	486
13,832	Schlumberger Ltd.	1,499,250
		2,074,407
Food & Staples Retailing (1.3%)
5,818	Costco Wholesale Corp.	683,847
2,972	CVS Caremark Corp.	226,942
3,153	Walgreen Co.	216,832
2,918	Whole Foods Market, Inc.	111,526
		1,239,147
Food Products (1.7%)
2,143	Bunge Ltd.	168,954
5,144	ConAgra Foods, Inc.	154,989
2,257	Kraft Foods Group, Inc.	120,941
1,609	Mead Johnson Nutrition Co.	147,127
8,592	Mondelez International, Inc. Class A	309,312
2,049	Nestle SA ADR	151,933
3,244	Unilever NV	133,426
13,051	WhiteWave Foods Co.	388,789	*
		1,575,471
Gas Utilities (0.1%)
1,166	National Fuel Gas Co.	80,349

Health Care Equipment & Supplies (1.6%)
2,720	Abbott Laboratories	114,566
704	Becton, Dickinson & Co.	81,833
405	C.R. Bard, Inc.	60,438
1,753	Cooper Cos., Inc.	282,023
1,916	Covidien PLC	165,753
2,050	Hill-Rom Holdings, Inc.	80,770
2,700	IDEXX Laboratories, Inc.	336,096	*
1,494	Medtronic, Inc.	92,240
3,235	Sirona Dental Systems, Inc.	259,447	*
661	Zimmer Holdings, Inc.	66,146
		1,539,312
Health Care Providers & Services (2.2%)
2,317	Aetna, Inc.	179,637
2,195	Cardinal Health, Inc.	157,272
2,610	DaVita HealthCare Partners, Inc.	183,848	*
6,828	Express Scripts Holding Co.	475,570	*
2,958	HCA Holdings, Inc.	193,187	*
1,687	Henry Schein, Inc.	196,114	*
1,314	Laboratory Corporation of America Holdings	136,249	*
1,251	McKesson Corp.	240,017
5,034	VCA, Inc.	187,718	*
1,189	WellPoint, Inc.	130,564
		2,080,176
Health Care Technology (0.1%)
4,512	IMS Health Holdings, Inc.	117,763	*

Hotels, Restaurants & Leisure (1.5%)
3,799	Aramark	102,421
10,694	Arcos Dorados Holdings, Inc. Class A	109,721
1,567	Darden Restaurants, Inc.	73,257
6,041	Dunkin' Brands Group, Inc.	258,917
1,922	Hyatt Hotels Corp. Class A	113,071	*
3,061	McDonald's Corp.	289,448
6,735	SeaWorld Entertainment, Inc.	187,570
1,872	Starbucks Corp.	145,417
13,698	Wendy's Co.	111,639
		1,391,461
Household Durables (0.9%)
1,987	Jarden Corp.	111,073	*
6,236	Lennar Corp. Class A	225,930
10,970	Newell Rubbermaid, Inc.	356,306
2,998	Toll Brothers, Inc.	98,005	*
645	Tupperware Brands Corp.	46,943
		838,257
Household Products (1.2%)
2,517	Church & Dwight Co., Inc.	161,541
731	Colgate-Palmolive Co.	46,345
857	Energizer Holdings, Inc.	98,349
466	Kimberly-Clark Corp.	48,404
10,225	Procter & Gamble Co.	790,597
		1,145,236
Independent Power and Renewable Electricity Producers (0.5%)
7,292	AES Corp.	106,536
14,610	Calpine Corp.	322,005	*
1,145	TransAlta Renewables, Inc.	12,240
		440,781
Industrial Conglomerates (1.2%)
3,829	3M Co.	539,468
4,200	Danaher Corp.	310,296
4,405	General Electric Co.	110,786
3,125	Koninklijke Philips NV	96,250
639	Roper Industries, Inc.	92,060
		1,148,860
Industrial Gases (0.2%)
1,480	Praxair, Inc.	189,647

Insurance (2.1%)
2,838	Allstate Corp.	165,881
1,865	American International Group, Inc.	96,943
5,184	Aon PLC	437,322
595	Assurant, Inc.	37,699
3,932	Lincoln National Corp.	205,997
3,249	Marsh & McLennan Cos., Inc.	164,952
3,915	MetLife, Inc.	205,929
8,154	Progressive Corp.	191,130
1,620	Reinsurance Group of America, Inc.	130,021
2,757	Travelers Cos., Inc.	246,917
2,290	Unum Group	78,616
		1,961,407
Internet & Catalog Retail (0.4%)
1,057	Amazon.com, Inc.	330,830	*
45	RetailMeNot, Inc.	1,101	*
		331,931
Internet Software & Services (2.4%)
20,487	eBay, Inc.	1,081,714	*
979	Google, Inc. Class A	567,379	*
778	Google, Inc. Class C	444,705	*
2,109	IAC/InterActiveCorp	141,725
		2,235,523
IT Services (3.6%)
1,002	Accenture PLC Class A	79,439
7,309	Amdocs Ltd.	331,390
1,867	Automatic Data Processing, Inc.	151,806
1,993	Computer Sciences Corp.	124,343
1,769	Fiserv, Inc.	109,094	*
7,158	Genpact Ltd.	125,981	*
5,806	IBM Corp.	1,112,836
2,103	MasterCard, Inc. Class A	155,937
8,821	NeuStar, Inc. Class A	245,753	*
5,527	VeriFone Systems, Inc.	185,210	*
1,580	Visa, Inc. Class A	333,396
4,381	WEX, Inc.	472,797	*
		3,427,982
Leisure Products (0.3%)
2,719	Mattel, Inc.	96,321
1,034	Polaris Industries, Inc.	152,556
		248,877
Life Sciences Tools & Services (0.1%)
1,280	Charles River Laboratories International, Inc.	69,389	*
331	Thermo Fisher Scientific, Inc.	40,216
		109,605
Machinery (1.5%)
4,141	Deere & Co.	352,440
1,277	Dover Corp.	109,516
1,435	Ingersoll-Rand PLC	84,364
3,137	Joy Global, Inc.	185,899
1,891	Lincoln Electric Holdings, Inc.	125,638
2,894	Mueller Industries, Inc.	80,540
855	Nordson Corp.	64,270
976	Parker Hannifin Corp.	112,191
1,958	Pentair PLC	125,449
1,296	Stanley Black & Decker, Inc.	113,335
387	Valmont Industries, Inc.	56,359
		1,410,001
Media (4.1%)
4,320	CBS Outdoor Americas, Inc.	143,813
5,432	Comcast Corp. Class A	291,861
6,412	Comcast Corp. Class A Special	342,850
30,464	Cumulus Media, Inc. Class A	157,803	*
1,109	Discovery Communications, Inc. Class C	93,267	*
1,862	Lions Gate Entertainment Corp.	57,350
5,440	Markit Ltd.	137,686	*
9,527	News Corp. Class A	168,152	*
2,029	Omnicom Group, Inc.	142,010
9,369	Pearson PLC	180,480
10,655	Pearson PLC ADR	204,682
3,722	Regal Entertainment Group Class A	72,430
2,918	Scholastic Corp.	103,356
444	Scripps Networks Interactive, Inc. Class A	36,590
2,350	Time Warner, Inc.	195,097
2,155	Tribune Media Co. Class A	177,787	*
539	Tribune Publishing Co.	11,330	*
9,626	Twenty-First Century Fox, Inc. Class A	304,952
4,924	Viacom, Inc. Class B	407,067
7,283	Walt Disney Co.	625,464
		3,854,027
Metals & Mining (0.7%)
2,068	Allegheny Technologies, Inc.	77,860
3,370	Carpenter Technology Corp.	182,452
7,660	Dominion Diamond Corp.	107,240	*
8,436	Goldcorp, Inc.	231,147
1,847	Nucor Corp.	92,756
		691,455
Multi-Utilities (0.7%)
2,331	Alliant Energy Corp.	131,701
5,811	Ameren Corp.	223,433
6,836	CenterPoint Energy, Inc.	166,252
2,488	Wisconsin Energy Corp.	108,427
		629,813
Multiline Retail (0.3%)
1,673	Kohl's Corp.	89,572
2,417	Macy's, Inc.	139,679
1,189	Nordstrom, Inc.	82,315
14	Target Corp.	834
		312,400
Oil, Gas & Consumable Fuels (9.0%)
6,486	Anadarko Petroleum Corp.	693,029
10,546	Antero Resources Corp.	609,137	*
3,001	Apache Corp.	308,083
1,851	Athlon Energy, Inc.	88,219	*
11,862	Cabot Oil & Gas Corp.	390,853
220	Canadian Natural Resources Ltd.	9,592
8,888	Cenovus Energy, Inc.	272,862
296	Cheniere Energy, Inc.	20,945	*
726	Chevron Corp.	93,828
2,457	ConocoPhillips	202,702
519	Continental Resources, Inc.	76,179	*
3,759	Denbury Resources, Inc.	63,715
1,212	Devon Energy Corp.	91,506
4,402	Enbridge, Inc.	215,610
9,591	EOG Resources, Inc.	1,049,639
4,345	Exxon Mobil Corp.	429,894
3,238	Laredo Petroleum, Inc.	87,879	*
5,500	Memorial Resource Development Corp.	126,390	*
2,192	Noble Energy, Inc.	145,746
10,496	Occidental Petroleum Corp.	1,025,564
2,141	Pioneer Natural Resources Co.	474,146
4,082	QEP Resources, Inc.	134,910
12,369	Range Resources Corp.	934,973
2,442	Royal Dutch Shell PLC ADR	199,829
815	Targa Resources Corp.	103,912
5,870	Teekay Corp.	326,724
7,934	Veresen, Inc.	134,999
1,681	Whiting Petroleum Corp.	148,752	*
		8,459,617
Paper & Forest Products (0.1%)
2,122	International Paper Co.	100,795

Personal Products (0.4%)
4,478	Estee Lauder Cos., Inc. Class A	328,954

Pharmaceuticals (6.4%)
2,930	AbbVie, Inc.	153,356
499	Actavis PLC	106,916	*
1,221	Allergan, Inc.	202,515
25,664	Bristol-Myers Squibb Co.	1,299,112
1,540	Eli Lilly & Co.	94,032
12,327	Johnson & Johnson	1,233,809
2,231	Merck & Co., Inc.	126,587
4,894	Novartis AG ADR	425,484
745	Pacira Pharmaceuticals, Inc.	68,540	*
39,506	Pfizer, Inc.	1,133,822
410	Roche Holding AG	118,984
3,694	Roche Holding AG ADR	134,185
6,265	Sanofi ADR	327,472
2,521	Teva Pharmaceutical Industries Ltd. ADR	134,874
13,244	Zoetis, Inc.	435,860
		5,995,548
Professional Services (1.1%)
1,646	IHS, Inc. Class A	216,235	*
6,795	Nielsen NV	313,317
8,364	Verisk Analytics, Inc. Class A	502,175	*
		1,031,727
Real Estate Investment Trusts (1.5%)
4,278	American Tower Corp.	403,800
3,298	Corrections Corporation of America	106,262
1,200	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,452
3,353	Plum Creek Timber Co., Inc.	138,714
18,697	Starwood Property Trust, Inc.	441,249
1,097	Vornado Realty Trust	116,304
7,500	Weyerhaeuser Co.	234,900
		1,457,681
Real Estate Management & Development (0.2%)
5,214	Brookfield Asset Management, Inc. Class A	232,805

Road & Rail (2.0%)
7,504	Avis Budget Group, Inc.	421,650	*
283	Canadian National Railway Co.	18,916
906	Canadian Pacific Railway Ltd.	172,095
4,432	CSX Corp.	132,605
14,471	Hertz Global Holdings, Inc.	408,371	*
2,162	J.B. Hunt Transport Services, Inc.	167,036
995	Kansas City Southern	108,515
1,952	Norfolk Southern Corp.	198,440
3,028	Union Pacific Corp.	297,683
		1,925,311
Semiconductors & Semiconductor Equipment (1.5%)
5,565	Altera Corp.	182,087
3,379	ASML Holding NV	318,167
9,767	Intel Corp.	331,004
33	Linear Technology Corp.	1,456
2,681	Microchip Technology, Inc.	120,698
1,729	Skyworks Solutions, Inc.	87,764
8,411	Texas Instruments, Inc.	389,009
		1,430,185
Software (3.2%)
9,894	Activision Blizzard, Inc.	221,428
1,347	ANSYS, Inc.	103,638	*
837	Check Point Software Technologies Ltd.	56,807	*
1,448	FireEye, Inc.	51,404	*
5,761	Intuit, Inc.	472,229
36,387	Microsoft Corp.	1,570,463
3,926	NICE-Systems Ltd. ADR	155,234
6,677	Nuance Communications, Inc.	121,388	*
5,294	Oracle Corp.	213,825
710	VMware, Inc. Class A	70,545	*
		3,036,961
Specialty Retail (2.2%)
1,255	Asbury Automotive Group, Inc.	84,750	*
4,185	Bed Bath & Beyond, Inc.	264,869	*
3,902	Best Buy Co., Inc.	116,006
3,327	DSW, Inc. Class A	88,465
2,155	Foot Locker, Inc.	102,427
1,531	Gap, Inc.	61,408
6,341	Home Depot, Inc.	512,670
16,534	Office Depot, Inc.	82,835	*
3,219	PetSmart, Inc.	219,343
2,798	Tiffany & Co.	273,113
5,743	TJX Cos., Inc.	306,045
		2,111,931
Technology Hardware, Storage & Peripherals (2.8%)
14,333	Apple, Inc.	1,369,805
19,178	EMC Corp.	561,915
7,358	SanDisk Corp.	674,802
		2,606,522
Textiles, Apparel & Luxury Goods (0.4%)
50	Coach, Inc.	1,728
51	Columbia Sportswear Co.	3,813
560	Hanesbrands, Inc.	54,717
483	Luxottica Group SpA ADR	26,517
1,077	NIKE, Inc. Class B	83,069
1,314	PVH Corp.	144,776
688	Ralph Lauren Corp.	107,232
		421,852
Thrifts & Mortgage Finance (0.1%)
5,477	People's United Financial, Inc.	79,526

Tobacco (0.1%)
1,156	Philip Morris International, Inc.	94,804

Trading Companies & Distributors (0.2%)
851	United Rentals, Inc.	90,121	*
417	W.W. Grainger, Inc.	98,057
		188,178
Transportation Infrastructure (0.4%)
3,708	Macquarie Infrastructure Co. LLC	258,522
6,762	Wesco Aircraft Holdings, Inc.	128,140	*
		386,662
Water Utilities (0.2%)
3,355	American Water Works Co., Inc.	160,268

Wireless Telecommunication Services (0.2%)
1,355	SBA Communications Corp. Class A	144,890	*

	Total Common Stocks (Cost $73,611,454)	82,153,758

Preferred Stocks (0.3%)

Banks (0.2%)
4,896	HSBC Holdings PLC, Ser. 2, 8.00%	132,535
22	JPMorgan Chase & Co., Ser. O, 5.50%	496
2,872	U.S. Bancorp, Ser. F, 6.50%	81,450
		214,481
Marine (0.1%)
1,868	Seaspan Corp., Ser. C, 9.50%	49,894

	Total Preferred Stocks (Cost $260,279)	264,375

Exchange Traded Funds (0.0%)
79	SPDR S&P 500 ETF Trust (Cost $14,560)	15,254

Mutual Funds (6.4%)
581,918	Neuberger Berman Core Bond Fund Institutional Class (Cost $6,023,513)	6,102,289	§

Short-Term Investments (6.2%)
5,839,158	State Street Institutional Treasury Money Market Fund Premier Class (Cost $5,839,158)	5,839,158

	Total Investments (100.0%)

	(Cost $85,748,964)	94,374,834	##

	Liabilities, less cash, receivables and other assets [(0.0%)]	(23,633)

	Total Net Assets (100.0%)	$94,351,201

See Notes to Schedule of Investments

JULY 31, 2014

Schedule of Investments Global Allocation Fund
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

Long Positions (99.3%)

Common Stocks (29.7%)

Australia (0.9%)
81,298	Beach Energy Ltd.	126,471
8,342	Challenger Ltd.	61,776
74,636	Fairfax Media Ltd.	58,745
4,955	Sims Metal Management Ltd.	54,301	*
		301,293
Austria (0.5%)
8,282	C.A.T. Oil AG	158,299

Bermuda (0.6%)
6,395	Freescale Semiconductor Ltd.	128,028	*
3,148	Nabors Industries Ltd.	85,500
		213,528
Canada (1.7%)
9,577	Advantage Oil & Gas Ltd.	51,207	*
5,098	BlackBerry Ltd.	47,644	*
4,453	Canaccord Genuity Group, Inc.	51,785
8,970	Centerra Gold, Inc.	46,646
1,522	Genworth MI Canada, Inc.	55,193
2,691	Linamar Corp.	146,501
30,600	Lundin Mining Corp.	175,964	*
		574,940
France (0.6%)
3,205	Groupe Fnac	141,839	*
1,180	Montupet	73,361
		215,200
Germany (2.1%)
6,435	Nordex SE	116,995	*
3,959	Porsche Automobil Holding SE (Preference Shares)	370,044
10,269	Wacker Neuson SE	225,173
		712,212
Italy (0.5%)
16,103	Cementir Holding SpA	125,535
9,151	Enel SpA	52,097
		177,632
Japan (3.5%)
8,400	Hazama Ando Corp.	51,617
3,700	HI-LEX Corp.	101,647
4,000	Minebea Co. Ltd.	47,589
4,000	Nippon Paint Co. Ltd.	92,166
2,900	Nippon Paper Industries Co. Ltd.	50,703
3,000	Nohmi Bosai Ltd.	45,688
4,300	NOK Corp.	87,803
1,300	Obara Group, Inc.	57,597
2,700	Seiko Epson Corp.	115,576
13,100	Tokyo Electric Power Co., Inc.	51,111	*
61,000	Tosoh Corp.	267,648
7,500	Toyo Tire & Rubber Co. Ltd.	136,180
3,400	Ulvac, Inc.	67,666	*
		1,172,991
Luxembourg (0.5%)
4,598	APERAM	154,738	*

Netherlands (0.1%)
10,042	PostNL NV	50,116	*

Puerto Rico (0.2%)
1,599	Popular, Inc.	51,008	*

Singapore (0.2%)
83,000	Yangzijiang Shipbuilding Holdings Ltd.	72,143

Sweden (0.4%)
5,873	Haldex AB	77,220
1,244	Investment AB Kinnevik, B Shares	51,635
		128,855
Switzerland (0.2%)
361	Autoneum Holding AG	61,769	*

United Kingdom (5.1%)
46,380	3i Group PLC	294,581
35,829	African Barrick Gold PLC	158,145
5,421	Al Noor Hospitals Group PLC	93,079
11,638	Beazley PLC	47,797
11,522	Bellway PLC	292,462
7,055	easyJet PLC	153,765
14,429	Greggs PLC	127,153
1,704	Hikma Pharmaceuticals PLC	51,634
4,623	JD Sports Fashion PLC	29,574
37,450	Lamprell PLC	95,947	*
36,256	Pace PLC	194,950
39,912	Taylor Wimpey PLC	74,602
36,065	Trinity Mirror PLC	120,559	*
		1,734,248
United States (12.6%)
39,568	Amkor Technology, Inc.	350,177	*
1,452	ArcBest Corp.	46,072	È
2,928	Best Buy Co., Inc.	87,049
11,521	BioCryst Pharmaceuticals, Inc.	144,243	*
1,402	Broadcom Corp. Class A	53,641
770	Clayton Williams Energy, Inc.	81,936	*È
2,416	Delta Air Lines, Inc.	90,503
1,963	Dynegy, Inc.	52,118	*
3,126	Federal-Mogul Holdings Corp.	49,828	*È
1,131	First Solar, Inc.	71,377	*
4,616	Genworth Financial, Inc. Class A	60,470	*
35,590	Globalstar, Inc.	140,936	*
1,857	Greenbrier Cos., Inc.	119,684	È
2,020	Ingram Micro, Inc. Class A	57,974	*
6,396	Inovio Pharmaceuticals, Inc.	64,600	*
1,796	Insys Therapeutics, Inc.	48,546	*
3,927	Integrated Device Technology, Inc.	56,392	*
7,309	JetBlue Airways Corp.	78,353	*
7,802	Key Energy Services, Inc.	47,904	*
1,791	Lexmark International, Inc. Class A	86,022
1,531	Lincoln National Corp.	80,209
10,777	Micron Technology, Inc.	329,237	*È
621	National Western Life Insurance Co., Class A	149,661	È
7,483	OmniVision Technologies, Inc.	167,619	*È
5,517	Pilgrim's Pride Corp.	154,255	*È
2,971	Pioneer Energy Services Corp.	43,703	*
2,583	Piper Jaffray Cos.	133,283	*
15,360	RF Micro Devices, Inc.	171,418	*
7,426	Rite Aid Corp.	49,680	*
515	Sanderson Farms, Inc.	46,911
15,038	Symetra Financial Corp.	342,866
1,010	Tech Data Corp.	63,418	*
3,376	Trinity Industries, Inc.	147,329
7,129	TriQuint Semiconductor, Inc.	128,179	*
11,917	VCA, Inc.	444,385	*
		4,239,978
Total Common Stocks (Cost $10,330,303)		10,018,950

Short-Term Investments (69.6%)
23,498,905	State Street Institutional Government Money Market Fund Premier Class (Cost $23,498,905)	23,498,905	ØØ

Total Long Positions (99.3%) (Cost $33,829,208)		33,517,855	##

Cash, receivables and other assets, less liabilities (31.2%)		10,536,992	±
Short Positions (see summary below) ((30.5)%)		(10,304,750)

Total Net Assets (100.0%)		$33,750,097

Short Positions ((30.5)%)

Common Stocks Sold Short (30.5%)‡

Australia (0.9%)
(6,399)	Coca-Cola Amatil Ltd.	(54,572)
(10,035)	Iluka Resources Ltd.	(81,300)
(7,614)	Newcrest Mining Ltd.	(76,063)	*
(63,571)	Whitehaven Coal Ltd.	(99,157)	*
		(311,092)
Austria (0.5%)
(1,210)	Andritz AG	(65,493)
(8,850)	Conwert Immobilien Invest SE	(108,542)	*
		(174,035)
Belgium (0.2%)
(1,385)	Telenet Group Holding NV	(74,030)	*

Canada (1.6%)
(4,924)	Amaya Gaming Group, Inc.	(131,415)	*
(2,507)	Avigilon Corp.	(58,424)	*
(24,364)	B2Gold Corp.	(63,013)	*
(6,555)	Detour Gold Corp.	(73,885)	*
(6,687)	First Majestic Silver Corp.	(70,958)	*
(257)	Silver Wheaton Corp.	(6,713)
(17,004)	Turquoise Hill Resources Ltd.	(59,105)	*
(7,253)	Yamana Gold, Inc.	(61,864)
		(525,377)
Finland (0.5%)
(2,802)	Metso OYJ	(109,917)
(5,930)	Outokumpu OYJ	(48,075)	*
		(157,992)
France (1.3%)
(27,755)	Alcatel-Lucent	(97,160)	*
(5,093)	Bureau Veritas SA	(131,355)
(2,768)	Edenred	(86,520)
(1,581)	Remy Cointreau SA	(129,354)
		(444,389)
Italy (1.0%)
(5,560)	Brunello Cucinelli SpA	(124,786)
(13,578)	Geox SpA	(50,362)	*
(2,076)	Salvatore Ferragamo SpA	(57,101)
(4,313)	Yoox SpA	(113,508)	*
		(345,757)
Japan (3.5%)
(5,900)	Daibiru Corp.	(65,105)
(4,500)	GMO Internet, Inc.	(49,099)
(14,900)	Hokkaido Electric Power Co., Inc.	(129,084)	*
(10,500)	Hulic Co. Ltd.	(123,665)
(3,100)	Kakaku.com, Inc.	(52,465)
(4,000)	Mitsubishi Estate Co. Ltd.	(97,812)
(3,000)	Mitsui Fudosan Co. Ltd.	(99,071)
(11,700)	NTT Urban Development Corp.	(127,466)
(3,000)	Sony Corp.	(54,677)
(4,000)	Sumitomo Realty & Development Co. Ltd.	(165,153)
(23,000)	Tokyotokeiba Co. Ltd.	(70,862)
(5,000)	TonenGeneral Sekiyu KK	(43,667)
(23,600)	Yahoo Japan Corp.	(106,784)
		(1,184,910)
Luxembourg (0.3%)
(872)	Altisource Portfolio Solutions SA	(94,507)	*

Mexico (0.6%)
(10,459)	Alamos Gold, Inc.	(93,046)
(7,147)	Fresnillo PLC	(111,705)
		(204,751)
Netherlands (0.9%)
(2,359)	Koninklijke Vopak NV	(109,198)
(3,595)	OCI	(137,369)	*
(1,140)	Ziggo NV	(51,408)
		(297,975)
Peru (0.4%)
(47,634)	Hochschild Mining PLC	(130,823)	*

Russia (0.3%)
(12,897)	Polymetal International PLC	(109,676)

Singapore (0.2%)
(34,000)	Global Logistic Properties Ltd.	(75,690)

Spain (0.1%)
(3,388)	Atresmedia Corp. de Medios de Comunicacion SA	(49,646)

Sweden (0.4%)
(7,452)	Lundin Petroleum AB	(133,567)	*

Switzerland (0.2%)
(5,160)	Meyer Burger Technology AG	(60,676)	*

United Kingdom (4.1%)
(1,518)	AVEVA Group PLC	(51,220)
(12,185)	Balfour Beatty PLC	(48,902)
(4,231)	Diageo PLC	(127,067)
(10,456)	Drax Group PLC	(122,999)
(7,776)	Experian PLC	(133,053)
(2,396)	GlaxoSmithKline PLC	(57,741)
(2,756)	Intertek Group PLC	(118,991)
(22,778)	Kazakhmys PLC	(124,336)	*
(52,993)	Ladbrokes PLC	(117,565)
(4,926)	Oxford Instruments PLC	(104,462)
(17,816)	Perform Group PLC	(63,917)	*
(8,528)	Serco Group PLC	(52,077)
(8,984)	Telecity Group PLC	(120,155)
(10,494)	Tullow Oil PLC	(128,662)
		(1,371,147)
United States (13.5%)
(1,672)	Alexander & Baldwin, Inc.	(63,820)
(421)	Amazon.com, Inc.	(131,769)	*
(6,794)	American Realty Capital Properties, Inc.	(89,069)
(1,578)	Ascent Capital Group, Inc. Class A	(97,804)	*
(648)	athenahealth, Inc.	(80,611)	*
(7,193)	Auxilium Pharmaceuticals, Inc.	(144,004)	*
(2,330)	Chimerix, Inc.	(52,938)	*
(2,033)	Clovis Oncology, Inc.	(74,103)	*
(3,728)	Coach, Inc.	(128,840)
(12,568)	Coeur Mining, Inc.	(98,030)	*
(1,089)	CommVault Systems, Inc.	(52,294)	*
(1,532)	Concur Technologies, Inc.	(142,415)	*
(1,793)	Contra Furiex Pharmaceuticals	(17,518)
(3,025)	Cornerstone OnDemand, Inc.	(126,566)	*
(392)	CoStar Group, Inc.	(56,342)	*
(3,448)	Dealertrack Technologies, Inc.	(129,541)	*
(240)	Equinix, Inc.	(51,485)	*
(5,203)	Forest City Enterprises, Inc. Class A	(99,741)	*
(11,166)	Groupon, Inc.	(72,244)	*
(1,172)	HeartWare International, Inc.	(98,694)	*
(3,924)	HomeAway, Inc.	(136,241)	*
(2,714)	Iron Mountain, Inc.	(90,946)
(3,874)	Kinder Morgan, Inc.	(139,387)
(747)	LinkedIn Corp. Class A	(134,938)	*
(645)	Michael Kors Holdings Ltd.	(52,555)	*
(1,966)	Navistar International Corp.	(69,144)	*
(4,767)	Nektar Therapeutics	(50,292)	*
(1,988)	NetSuite, Inc.	(167,608)	*
(11,896)	Novavax, Inc.	(51,510)	*
(1,435)	Philip Morris International, Inc.	(117,684)
(4,416)	QLIK Technologies, Inc.	(116,847)	*
(1,682)	Rackspace Hosting, Inc.	(50,948)	*
(2,476)	Realogy Holdings Corp.	(91,018)	*
(1,339)	Receptos, Inc.	(55,448)	*
(3,394)	Sarepta Therapeutics, Inc.	(72,428)	*
(14,299)	Scientific Games Corp. Class A	(122,113)	*
(2,963)	Shutterfly, Inc.	(146,135)	*
(2,258)	Sinclair Broadcast Group, Inc. Class A	(72,956)
(1,875)	SolarCity Corp.	(134,119)	*
(17,629)	Sprint Corp.	(129,573)	*
(1,852)	TESARO, Inc.	(53,264)	*
(454)	Tesla Motors, Inc.	(101,378)	*
(1,162)	Trulia, Inc.	(70,336)	*
(5,246)	UTi Worldwide, Inc.	(49,627)	*
(2,260)	VeriSign, Inc.	(122,153)	*
(1,244)	WebMD Health Corp.	(61,989)	*
(1,419)	Whole Foods Market, Inc.	(54,234)
(3,848)	Xoom Corp.	(83,348)	*
(330)	Zillow, Inc. Class A	(47,365)	*
(36,061)	Zynga, Inc. Class A	(105,298)	*
		(4,558,710)
Total Short Positions (Proceeds $(10,397,143))		(10,304,750)

See Notes to Schedule of Investments

LONG POSITIONS BY INDUSTRY
Global Allocation Fund (Unaudited)

Industry	Investments at Value	†	Percentage of Net Assets

Semiconductors & Semiconductor Equipment	$1,523,734		4.5%
Machinery	746,735		2.2%
Insurance	681,003		2.0%
Auto Components	657,089		1.9%
Metals & Mining	589,794		1.7%
Health Care Providers & Services	537,464		1.5%
Capital Markets	479,649		1.4%
Energy Equipment & Services	431,353		1.3%
Automobiles	370,044		1.1%
Household Durables	367,064		1.1%
Chemicals	359,814		1.1%
Airlines	322,621		1.0%
Oil, Gas & Consumable Fuels	259,614		0.8%
Specialty Retail	258,462		0.8%
Biotechnology	257,389		0.8%
Technology Hardware, Storage & Peripherals	249,242		0.7%
Food Products	201,166		0.6%
Communications Equipment	194,950		0.6%
Media	179,304		0.5%
Food & Staples Retailing	176,833		0.5%
Electronic Equipment, Instruments & Components	167,080		0.5%
Diversified Telecommunication Services	140,936		0.4%
Construction Materials	125,535		0.4%
Electrical Equipment	116,995		0.3%
Diversified Financial Services	113,411		0.3%
Electric Utilities	103,208		0.3%
Thrifts & Mortgage Finance	55,193		0.2%
Independent Power and Renewable Electricity Producers	52,118		0.2%
Pharmaceuticals	51,634		0.2%
Construction & Engineering	51,617		0.2%
Banks	51,008		0.2%
Paper & Forest Products	50,703		0.2%
Air Freight & Logistics	50,116		0.1%
Road & Rail	46,072		0.1%
Short-Term Investments and Other Assets-Net	34,035,897		100.8%
Short Positions (see summary below)	(10,304,750)		(30.5)%

	$33,750,097		100.0%

SHORT POSITIONS BY INDUSTRY
Global Allocation Fund (Unaudited)

Industry	Investments at Value †	Percentage of Net Assets

Internet Software & Services	$(1,263,514)	(3.7)%
Real Estate Management & Development	(1,211,590)	(3.6)%
Metals & Mining	(1,208,592)	(3.6)%
Oil, Gas & Consumable Fuels	(653,638)	(1.9)%
Software	(635,682)	(1.9)%
Internet & Catalog Retail	(599,897)	(1.8)%
Hotels, Restaurants & Leisure	(441,955)	(1.3)%
Textiles, Apparel & Luxury Goods	(413,644)	(1.2)%
Professional Services	(383,399)	(1.1)%
Biotechnology	(359,691)	(1.1)%
Beverages	(310,993)	(0.9)%
Machinery	(305,230)	(0.9)%
Pharmaceuticals	(269,555)	(0.8)%
Media	(260,549)	(0.8)%
Commercial Services & Supplies	(229,543)	(0.7)%
Construction & Engineering	(186,271)	(0.5)%
Electronic Equipment, Instruments & Components	(162,886)	(0.5)%
Electrical Equipment	(134,119)	(0.4)%
Wireless Telecommunication Services	(129,573)	(0.4)%
Electric Utilities	(129,084)	(0.4)%
Independent Power and Renewable Electricity Producers	(122,999)	(0.3)%
Tobacco	(117,684)	(0.3)%
Automobiles	(101,378)	(0.3)%
Health Care Equipment & Supplies	(98,694)	(0.3)%
Diversified Consumer Services	(97,804)	(0.3)%
Communications Equipment	(97,160)	(0.3)%
Real Estate Investment Trusts	(89,069)	(0.3)%
Health Care Technology	(80,611)	(0.2)%
Household Durables	(54,677)	(0.2)%
Food & Staples Retailing	(54,234)	(0.2)%
Diversified Telecommunication Services	(51,408)	(0.2)%
Air Freight & Logistics	(49,627)	(0.1)%

Total Common Stocks Sold Short	$(10,304,750)	(30.5)%

JULY 31, 2014

Schedule of Investments Inflation Navigator Fundb
(Unaudited)

NUMBER OF SHARES			VALUE($)	†

Common Stocks (45.6%)

Chemicals (7.9%)
28		Advanced Emissions Solutions, Inc.	599	*
654		Air Products & Chemicals, Inc.	86,295
178		Airgas, Inc.	19,032
19		Axiall Corp.	814
14		Celanese Corp. Class A	815
169		CF Industries Holdings, Inc.	42,307
10		Chase Corp.	337
3,802		Dow Chemical Co.	194,168
2,904		E.I. du Pont de Nemours & Co.	186,756
469		Eastman Chemical Co.	36,948
816		Ecolab, Inc.	88,560
58		Ferro Corp.	727	*
381		FMC Corp.	24,849
55		Huntsman Corp.	1,433
253		International Flavors & Fragrances, Inc.	25,550
1,356		LyondellBasell Industries NV Class A	144,075
1,595		Monsanto Co.	180,379
1,065		Mosaic Co.	49,107
36		OM Group, Inc.	1,018
147		OMNOVA Solutions, Inc.	1,186	*
419		PPG Industries, Inc.	83,113
877		Praxair, Inc.	112,379
258		Sherwin-Williams Co.	53,207
340		Sigma-Aldrich Corp.	34,143
78		Trecora Resources	938	*
18		Tredegar Corp.	352
26		Westlake Chemical Corp.	2,272
59		Zep, Inc.	920
			1,372,279
Construction Materials (0.1%)
378		Vulcan Materials Co.	23,863

Containers & Packaging (0.6%)
294		Avery Dennison Corp.	13,880
406		Ball Corp.	24,871
214		Bemis Co., Inc.	8,348
529		MeadWestvaco Corp.	22,112
589		Owens-Illinois, Inc.	18,371	*
14		Rock-Tenn Co. Class A	1,392
656		Sealed Air Corp.	21,071
			110,045
Energy Equipment & Services (2.2%)
28		Atwood Oceanics, Inc.	1,348	*
460		Baker Hughes, Inc.	31,634
204		Cameron International Corp.	14,466	*
315		Ensco PLC Class A	15,955
181		FMC Technologies, Inc.	11,005	*
83		Gulf Island Fabrication, Inc.	1,618
24		Gulfmark Offshore, Inc. Class A	918
917		Halliburton Co.	63,264
78		Helix Energy Solutions Group, Inc.	1,984	*
111		Helmerich & Payne, Inc.	11,795
361		Hercules Offshore, Inc.	1,274	*
311		Nabors Industries Ltd.	8,447
436		National Oilwell Varco, Inc.	35,333
357		Noble Corp. PLC	11,199
162		Parker Drilling Co.	1,001	*
53		Rowan Cos. PLC Class A	1,618
1,386		Schlumberger Ltd.	150,229
38		Seventy Seven Energy, Inc.	852	*
76		TETRA Technologies, Inc.	837	*
366		Transocean Ltd.	14,764
			379,541
Gas Utilities (0.6%)
400		ONE Gas, Inc.	14,400
2,000		Suburban Propane Partners LP	89,920
			104,320
Hotels, Restaurants & Leisure (0.6%)
1,700		Cedar Fair LP	88,060
270		Starwood Hotels & Resorts Worldwide, Inc.	20,747
			108,807
Household Durables (0.2%)
2,020		TRI Pointe Homes, Inc.	27,290	*

Metals & Mining (1.7%)
92		AK Steel Holding Corp.	837	*
3,385		Alcoa, Inc.	55,480
291		Allegheny Technologies, Inc.	10,956
509		Cliffs Natural Resources, Inc.	8,882
98		Commercial Metals Co.	1,690
3,231		Freeport-McMoRan, Inc.	120,258
38		Handy & Harman Ltd.	855	*
1,434		Newmont Mining Corp.	35,721
923		Nucor Corp.	46,353
40		Olympic Steel, Inc.	877
444		United States Steel Corp.	14,870
			296,779
Multi-Utilities (0.5%)
2,400		CenterPoint Energy, Inc.	58,368
300		Sempra Energy	29,913
			88,281
Oil, Gas & Consumable Fuels (18.7%)
1,800		Alliance Holdings GP LP	126,288
448		Anadarko Petroleum Corp.	47,869
416		Apache Corp.	42,707
410		Cabot Oil & Gas Corp.	13,510
18		Carrizo Oil & Gas, Inc.	1,105	*
536		Chesapeake Energy Corp.	14,134
2,055		Chevron Corp.	265,588
6		Clayton Williams Energy, Inc.	638	*
1,371		ConocoPhillips	113,107
197		CONSOL Energy, Inc.	7,648
5,500		Crestwood Equity Partners LP	80,135
3,426		Crestwood Midstream Partners LP	74,550
378		Denbury Resources, Inc.	6,407
409		Devon Energy Corp.	30,880
4,100		Energy Transfer Equity LP	222,999
2,100		Enterprise Products Partners LP	156,660
583		EOG Resources, Inc.	63,804
129		EQT Corp.	12,103
4,671		Exxon Mobil Corp.	462,149
291		Hess Corp.	28,803
632		Kinder Morgan, Inc.	22,739
755		Marathon Oil Corp.	29,256
331		Marathon Petroleum Corp.	27,632
190		Murphy Oil Corp.	11,805
160		Newfield Exploration Co.	6,448	*
2,100		NGL Energy Partners LP	90,195
394		Noble Energy, Inc.	26,197
1,700		NuStar GP Holdings LLC	71,842
855		Occidental Petroleum Corp.	83,542
1,727		ONEOK, Inc.	111,271
15		PDC Energy, Inc.	814	*
240		Peabody Energy Corp.	3,641
639		Phillips 66	51,829
156		Pioneer Natural Resources Co.	34,548
160		QEP Resources, Inc.	5,288
144		Range Resources Corp.	10,885
10,084		Regency Energy Partners LP	304,234
56		Renewable Energy Group, Inc.	627	*
14		REX American Resources Corp.	1,181	*
33		Rosetta Resources, Inc.	1,685	*
1,600		Southcross Energy Partners LP	34,688
326		Southwestern Energy Co.	13,229	*
2,449		Spectra Energy Corp.	100,213
900		Spectra Energy Partners LP	46,431
45		Stone Energy Corp.	1,712	*
850		Summit Midstream Partners LP	41,710
850		Teekay LNG Partners LP	36,414
1,700		Teekay Offshore Partners LP	57,749
236		Teekay Tankers Ltd. Class A	939
143		Tesoro Corp.	8,800
65		Triangle Petroleum Corp.	702	*
88		VAALCO Energy, Inc.	607	*
613		Valero Energy Corp.	31,140
59		W&T Offshore, Inc.	791
600		Western Gas Partners LP	44,466
3,077		Williams Cos., Inc.	174,251
			3,260,585
Paper & Forest Products (0.4%)
1,358		International Paper Co.	64,505
46		Resolute Forest Products, Inc.	708	*
			65,213
Real Estate Investment Trusts (11.6%)
430		Alexandria Real Estate Equities, Inc.	33,798
1,415		Altisource Residential Corp.	32,814
3,550		American Homes 4 Rent Class A	64,681
1,570		American Residential Properties, Inc.	28,448	*
1,840		American Tower Corp.	173,678
675		AvalonBay Communities, Inc.	99,954
935		Boston Properties, Inc.	111,686
585		Camden Property Trust	42,331
2,170		CBL & Associates Properties, Inc.	40,579
2,635		DDR Corp.	46,218
1,655		Douglas Emmett, Inc.	47,151
545		EastGroup Properties, Inc.	33,986
1,700		Equity Residential	109,905
385		Federal Realty Investment Trust	47,009
1,855		General Growth Properties, Inc.	43,351
912		HCP, Inc.	37,875
615		Health Care REIT, Inc.	39,132
2,960		Host Hotels & Resorts, Inc.	64,350
930		LaSalle Hotel Properties	32,355
780		National Retail Properties, Inc.	27,745
520		OMEGA Healthcare Investors, Inc.	19,001
1,610		Parkway Properties, Inc.	33,375
715		Plum Creek Timber Co., Inc.	29,580
1,950		Prologis, Inc.	79,580
445		Public Storage	76,366
690		Regency Centers Corp.	37,508
1,335		Simon Property Group, Inc.	224,534
535		SL Green Realty Corp.	57,673
2,690		Sunstone Hotel Investors, Inc.	38,171
120		Terreno Realty Corp.	2,244
1,155		Urstadt Biddle Properties, Inc. Class A	23,666
1,375		Ventas, Inc.	87,312
735		Vornado Realty Trust	77,925
1,142		Washington Prime Group, Inc.	21,572	*
1,825		Weyerhaeuser Co.	57,159
			2,022,712
Real Estate Management & Development (0.5%)
1,115		Brookfield Asset Management, Inc. Class A	49,785
2,210		Forest City Enterprises, Inc. Class A	42,365	*
			92,150
Trading Companies & Distributors (0.0%)
109		NOW, Inc.	3,509	*
25		Veritiv Corp.	998	*
			4,507

Total Common Stocks (Cost $6,542,499)			7,956,372

PRINCIPAL AMOUNT[a]

Government Securities (12.8%)

Sovereign (12.8%)
AUD	30,000	Australia Government Bond, Senior Unsecured Notes, 2.50%, due 9/20/30	35,798
CAD	48,963	Canadian Government Bond, Unsecured Notes, 1.50%, due 12/1/44	54,582
EUR	330,700	France Government Bond OAT, Unsecured Notes, 0.25%, due 7/25/24	456,958
EUR	209,552	Italy Buoni Poliennali Del Tesoro, Senior Unsecured Notes, 2.35%, due 9/15/35	294,756
EUR	108,830	Italy Buoni Poliennali Del Tesoro, Senior Unsecured Notes, 2.55%, due 9/15/41	150,983
EUR	108,641	Italy Buoni Poliennali Del Tesoro, Senior Unsecured Notes, 2.60%, due 9/15/23	161,357
MXN	190,000	Mexican Bonos, Unsecured Notes, 7.75%, due 11/13/42	15,957
NZD	240,000	New Zealand Government Bond, Senior Unsecured Notes, 2.00%, due 9/20/25	200,400
ZAR	255,000	South Africa Government Bond, Senior Unsecured Notes, 6.50%, due 2/28/41	17,768
EUR	80,000	Spain Government Bond, Senior Unsecured Notes, 5.15%, due 10/31/44	131,039	ñ
EUR	70,211	Spain Government Inflation Linked Bond, Senior Unsecured Notes, 1.80%, due 11/30/24	98,763	ñ
SEK	345,000	Sweden Government Bond, Unsecured Notes, 0.25%, due 6/1/22	51,781
GBP	172,450	United Kingdom Gilt Inflation Linked Bonds, Unsecured Notes, 0.13%, due 3/22/29	300,667
GBP	142,502	United Kingdom Gilt Inflation Linked Bonds, Senior Unsecured Notes, 0.13%, due 3/22/44	254,853

Total Government Securities (Cost $2,142,249)			2,225,662

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (9.9%)
53,884		U.S. Treasury Inflation Indexed Bonds, 0.13%, due 4/15/16	55,016
72,033		U.S. Treasury Inflation Indexed Bonds, 0.13%, due 4/15/18	73,760
65,986		U.S. Treasury Inflation Indexed Bonds, 0.13%, due 4/15/19	67,373
122,336		U.S. Treasury Inflation Indexed Bonds, 0.63%, due 1/15/24	126,150
131,590		U.S. Treasury Inflation Indexed Bonds, 0.75%, due 2/15/42	124,671
266,831		U.S. Treasury Inflation Indexed Bonds, 1.75%, due 1/15/28	307,147
77,985		U.S. Treasury Inflation Indexed Bonds, 1.88%, due 7/15/19	86,941
107,864		U.S. Treasury Inflation Indexed Bonds, 2.00%, due 1/15/26	126,656
77,555		U.S. Treasury Inflation Indexed Bonds, 2.13%, due 1/15/19	86,492
71,536		U.S. Treasury Inflation Indexed Bonds, 2.13%, due 2/15/40	91,448
80,408		U.S. Treasury Inflation Indexed Bonds, 3.38%, due 4/15/32	116,114
115,758		U.S. Treasury Inflation Indexed Bonds, 3.88%, due 4/15/29	169,107
78,824		U.S. Treasury Inflation Indexed Notes, 0.13%, due 1/15/22	78,873
195,734		U.S. Treasury Inflation Indexed Notes, 1.13%, due 1/15/21	210,292

Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $1,727,631)			1,720,040

NUMBER OF SHARES

Mutual Funds (30.0%)
94,358		Neuberger Berman Emerging Markets Equity Fund Institutional Class	1,654,537	§
90,811		Neuberger Berman Floating Rate Income Fund Institutional Class	927,623	§
73,059		Neuberger Berman High Income Bond Fund Institutional Class	683,090	§
211,641		Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	1,962,643	*§

Total Mutual Funds (Cost $5,207,906)			5,227,893

Exchange Traded Funds (0.2%)
211		Energy Select Sector SPDR Fund	20,389
330		Materials Select Sector SPDR Trust	16,054

Total Exchange Traded Funds (Cost $35,444)			36,443

Short-Term Investments (0.9%)
160,290		State Street Institutional Liquid Reserves Fund Premier Class (Cost $160,290)	160,290

Total Investments (99.4%) (Cost $15,816,019)			17,326,700	##
Cash, receivables and other assets, less liabilities (0.6%)			109,630	±

Total Net Assets (100.0%)			$17,436,330

See Notes to Schedule of Investments

JULY 31, 2014

Schedule of Investments Long Short Fund
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

Long Positions (95.5%)

Common Stocks (63.6%)

Aerospace & Defense (0.8%)
106,700	Precision Castparts Corp.	24,412,960

Air Freight & Logistics (0.3%)
92,300	United Parcel Service, Inc. Class B	8,961,407

Airlines (1.8%)
1,480,800	Delta Air Lines, Inc.	55,470,768

Automobiles (1.2%)
1,129,220	General Motors Co.	38,190,220

Banks (2.6%)
444,000	Citigroup, Inc.	21,716,040
329,700	Fifth Third Bancorp	6,752,256
448,000	JPMorgan Chase & Co.	25,836,160
198,300	U.S. Bancorp	8,334,549
355,000	Wells Fargo & Co.	18,069,500
		80,708,505
Building Products (0.7%)
413,200	Armstrong World Industries, Inc.	20,114,576	*

Capital Markets (0.4%)
29,000	BlackRock, Inc.	8,837,170
146,400	Moelis & Co.	4,986,384	*
		13,823,554
Chemicals (0.5%)
140,000	Ashland, Inc.	14,651,000

Commercial Services & Supplies (0.6%)
587,600	Copart, Inc.	19,614,088	*

Communications Equipment (0.4%)
100,000	Aruba Networks, Inc.	1,786,000	*
180,500	Motorola Solutions, Inc.	11,494,240
		13,280,240
Consumer Finance (0.7%)
979,300	Synchrony Financial	22,523,900	*

Diversified Financial Services (0.7%)
310,000	CME Group, Inc.	22,921,400

Electric Utilities (2.9%)
1,594,906	Brookfield Infrastructure Partners LP	63,238,023
283,200	Northeast Utilities	12,432,480
276,700	NRG Yield, Inc. Class A	14,457,575
		90,128,078
Electronic Equipment, Instruments & Components (0.4%)
120,000	Amphenol Corp. Class A	11,540,400

Food & Staples Retailing (0.8%)
197,000	Costco Wholesale Corp.	23,155,380

Health Care Equipment & Supplies (0.8%)
303,000	Sirona Dental Systems, Inc.	24,300,600	*

Health Care Providers & Services (1.7%)
1,065,875	Accretive Health, Inc.	8,974,668	*
611,700	DaVita HealthCare Partners, Inc.	43,088,148	*
		52,062,816
Health Care Technology (0.3%)
335,400	IMS Health Holdings, Inc.	8,753,940	*

Hotels, Restaurants & Leisure (3.0%)
72,300	Arcos Dorados Holdings, Inc. Class A	741,798
790,000	Dunkin' Brands Group, Inc.	33,859,400
712,800	Hilton Worldwide Holdings, Inc.	17,256,888	*
120,000	McDonald's Corp.	11,347,200
2,629,200	MGM China Holdings Ltd.	9,614,056
150,000	Wyndham Worldwide Corp.	11,332,500
2,323,600	Wynn Macau Ltd.	9,901,808
		94,053,650
Household Durables (1.0%)
570,000	Lennar Corp. Class A	20,651,100
300,000	Newell Rubbermaid, Inc.	9,744,000
		30,395,100
Independent Power and Renewable Electricity Producers (0.5%)
750,000	Calpine Corp.	16,530,000	*

Insurance (0.1%)
147,700	eHealth, Inc.	3,057,390	*

Internet & Catalog Retail (1.4%)
48,900	Amazon.com, Inc.	15,305,211	*
135,560	Vipshop Holdings Ltd. ADS	27,863,002	*
		43,168,213
Internet Software & Services (1.6%)
490,000	eBay, Inc.	25,872,000	*
19,400	Google, Inc. Class A	11,243,270	*
19,400	Google, Inc. Class C	11,089,040	*
		48,204,310
IT Services (1.9%)
1,046,589	Genpact Ltd.	18,419,966	*
159,000	Visa, Inc. Class A	33,550,590
60,000	WEX, Inc.	6,475,200	*
		58,445,756
Machinery (1.1%)
226,800	Deere & Co.	19,302,948
265,000	Ingersoll-Rand PLC	15,579,350
		34,882,298
Media (1.7%)
47,600	AMC Entertainment Holdings, Inc. Class A	1,077,664
398,300	CBS Outdoor Americas, Inc.	13,259,407
1,555,899	Markit Ltd.	39,379,804	*
		53,716,875
Metals & Mining (1.4%)
1,098,000	Steel Dynamics, Inc.	23,288,580
600,000	United States Steel Corp.	20,094,000
		43,382,580
Multi-Utilities (1.4%)
609,500	NiSource, Inc.	22,965,960
491,000	Wisconsin Energy Corp.	21,397,780
		44,363,740
Oil, Gas & Consumable Fuels (6.7%)
2,205,000	Alpha Natural Resources, Inc.	7,474,950	*
472,200	Antero Resources Corp.	27,274,272	*
431,000	Athlon Energy, Inc.	20,541,460	*
400,400	Cabot Oil & Gas Corp.	13,193,180
42,200	Chevron Corp.	5,453,928
915,000	Enbridge, Inc.	44,816,700
51,000	Exxon Mobil Corp.	5,045,940
260,000	Memorial Resource Development Corp.	5,974,800	*
856,300	Peabody Energy Corp.	12,990,071
1,170,000	Rice Energy, Inc.	30,771,000	*
350,000	Southwestern Energy Co.	14,203,000	*
359,500	Teekay Corp.	20,009,770
		207,749,071
Pharmaceuticals (1.5%)
675,000	Bristol-Myers Squibb Co.	34,168,500
205,000	Eli Lilly & Co.	12,517,300
		46,685,800
Professional Services (2.0%)
513,300	Nielsen NV	23,668,263
608,642	Verisk Analytics, Inc. Class A	36,542,866	*
		60,211,129
Real Estate Investment Trusts (1.2%)
450,000	General Growth Properties, Inc.	10,516,500
875,000	Weyerhaeuser Co.	27,405,000
		37,921,500
Real Estate Management & Development (1.4%)
952,319	Brookfield Asset Management, Inc. Class A	42,521,043

Road & Rail (1.4%)
179,000	Canadian Pacific Railway Ltd.	34,001,050
96,400	Union Pacific Corp.	9,477,084
		43,478,134
Semiconductors & Semiconductor Equipment (1.3%)
632,097	Altera Corp.	20,682,214
200,000	ASML Holding NV	18,832,000
		39,514,214
Software (1.2%)
681,000	Activision Blizzard, Inc.	15,240,780
305,134	MICROS Systems, Inc.	20,636,213	*
		35,876,993
Specialty Retail (5.8%)
340,000	Asbury Automotive Group, Inc.	22,960,200	*
309,500	Container Store Group, Inc.	6,508,785	*
557,500	Home Depot, Inc.	45,073,875
61,400	Lumber Liquidators Holdings, Inc.	3,329,108	*
1,104,700	PetSmart, Inc.	75,274,258
444,000	Tractor Supply Co.	27,603,480
		180,749,706
Technology Hardware, Storage & Peripherals (1.7%)
216,300	Apple, Inc.	20,671,791
340,000	SanDisk Corp.	31,181,400
		51,853,191
Textiles, Apparel & Luxury Goods (2.2%)
533,000	PVH Corp.	58,725,940
375,000	Wolverine World Wide, Inc.	9,097,500
		67,823,440
Tobacco (1.6%)
530,000	Lorillard, Inc.	32,054,400
208,100	Philip Morris International, Inc.	17,066,281
		49,120,681
Transportation Infrastructure (1.4%)
2,300,000	Wesco Aircraft Holdings, Inc.	43,585,000	*

Water Utilities (0.9%)
574,000	American Water Works Co., Inc.	27,419,980

Wireless Telecommunication Services (0.6%)
171,000	SBA Communications Corp. Class A	18,285,030	*

Total Common Stocks (Cost $1,805,700,544)		1,967,608,656

PRINCIPAL AMOUNT($)

Corporate Debt Securities (14.2%)

Airlines (0.8%)
6,970,000	UAL Corp., Guaranteed Notes, 6.00%, due 12/1/20	7,318,500
4,385,000	UAL Corp., Guaranteed Notes, 6.38%, due 6/1/18	4,691,950
4,030,000	UAL Corp., Guaranteed Notes, Ser. A, 6.00%, due 7/15/26	3,944,363
9,525,000	UAL Corp., Guaranteed Notes, Ser. B, 6.00%, due 7/15/28	9,155,906
		25,110,719
Auto Manufacturers (0.1%)
4,120,000	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.25%, due 6/15/21	4,521,700

Coal (1.3%)
13,205,000	Alpha Natural Resources, Inc., Guaranteed Notes, 6.00%, due 6/1/19	8,913,375
2,705,000	Alpha Natural Resources, Inc., Guaranteed Notes, 6.25%, due 6/1/21	1,758,250
9,511,000	Alpha Natural Resources, Inc., Guaranteed Notes, 9.75%, due 4/15/18	8,298,347
28,456,000	Arch Coal, Inc., Guaranteed Notes, 7.00%, due 6/15/19	19,492,360
650,000	Arch Coal, Inc., Guaranteed Notes, 7.25%, due 10/1/20	432,250
		38,894,582
Computers (0.1%)
3,817,000	Dell, Inc., Senior Unsecured Notes, 5.88%, due 6/15/19	4,046,020

Diversified Financial Services (0.1%)
$3,050,000	SLM Corp., Senior Unsecured Notes, 5.50%, due 1/25/23	2,943,250

Electric (1.2%)
9,905,000	Calpine Corp., Senior Unsecured Notes, 5.75%, due 1/15/25	9,632,612
25,621,000	DPL, Inc., Senior Unsecured Notes, 7.25%, due 10/15/21	27,030,155
		36,662,767
Entertainment (0.1%)
2,595,000	Regal Entertainment Group, Senior Unsecured Notes, 5.75%, due 3/15/22	2,646,900

Food (0.5%)
16,920,000	SUPERVALU, Inc., Senior Unsecured Notes, 6.75%, due 6/1/21	17,173,800

Healthcare - Services (1.0%)
14,746,000	CHS/Community Health Systems, Inc., Guaranteed Notes, 7.13%, due 7/15/20	15,741,355
9,650,000	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.13%, due 7/15/24	9,505,250
2,070,000	HCA, Inc., Guaranteed Notes, 5.88%, due 5/1/23	2,132,100
3,955,000	Select Medical Corp., Guaranteed Notes, 6.38%, due 6/1/21	4,053,875
		31,432,580
Home Builders (0.5%)
12,640,000	KB Home, Guaranteed Notes, 7.00%, due 12/15/21	13,588,000
1,727,000	KB Home, Guaranteed Notes, 7.50%, due 9/15/22	1,886,748
		15,474,748
Iron - Steel (1.0%)
20,865,000	AK Steel Corp., Guaranteed Notes, 7.63%,due 5/15/20	21,334,463
5,940,000	United States Steel Corp., Senior Unsecured Notes, 7.38%, due 4/1/20	6,519,150
2,086,000	United States Steel Corp., Senior Unsecured Notes, 7.50%, due 3/15/22	2,263,310
		30,116,923
Media (1.4%)
20,865,000	Cablevision Systems Corp., Senior Unsecured Notes, 5.88%, due 9/15/22	20,552,025
6,545,000	CCO Holdings LLC, Guaranteed Notes, 5.25%, due 9/30/22	6,414,100
3,245,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	3,407,250
1,000,000	Sinclair Television Group, Inc., Guaranteed Notes, 5.38%, due 4/1/21	1,001,250
10,498,000	Sinclair Television Group, Inc., Senior Unsecured Notes, 6.13%, 10/1/22	10,839,185
		42,213,810
Oil & Gas (2.2%)
25,570,000	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	24,994,675
20,104,000	Forest Oil Corp., Guaranteed Notes, 7.25%, due 6/15/19	20,053,740
12,725,000	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 2/15/23	13,265,812
9,835,000	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	10,228,400
		68,542,627
Oil & Gas Services (0.2%)
5,710,000	Key Energy Services, Inc., Guaranteed Notes, 6.75%, due 3/1/21	5,824,200

Retail (1.4%)
20,042,000	Best Buy Co., Inc., Senior Unsecured Notes, 5.50%, due 3/15/21	20,593,155
14,209,000	Bon-Ton Department Stores, Inc., Secured Notes, 8.00%, due 6/15/21	12,930,190
9,236,000	JC Penney Corp., Inc., Guaranteed Notes, 5.65%, due 6/1/20	8,058,410
735,000	JC Penney Corp., Inc., Guaranteed Notes, 5.75%, due 2/15/18	672,525
		42,254,280
Telecommunications (2.0%)
500,000	CenturyLink, Inc., Senior Unsecured Notes, Ser. T, 5.80%, due 3/15/22	512,500
3,392,000	CenturyLink, Inc., Senior Unsecured Notes, Ser. W, 6.75%, due 12/1/23	3,680,320
18,257,000	Frontier Communications Corp., Senior Unsecured Notes, 7.63%, due 4/15/24	19,032,922
4,910,000	MetroPCS Wireless, Inc., Guaranteed Notes, 6.63%, due 11/15/20	5,155,500
14,116,000	Sprint Capital Corp., Guaranteed Notes, 6.88%, 11/15/28	13,763,100
14,990,000	Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 11/15/22	14,765,150
4,090,000	T-Mobile USA, Inc., Guaranteed Notes, 6.13%, due 1/15/22	4,207,588
815,000	T-Mobile USA, Inc., Guaranteed Notes, 6.50%, due 1/15/24	847,600
		61,964,680
Transportation (0.3%)
8,490,000	Teekay Offshore Partners LP, Senior Unsecured Notes, 6.00%, due 7/30/19	8,426,325

Total Corporate Debt Securities (Cost $440,050,720)		438,249,911

NUMBER OF CONTRACTS

Purchased Options (0.2%)
2,100	PetSmart, Inc., Call August 2014 @ 60	1,724,100
6,000	PetSmart, Inc., Call October 2014 @ 65	3,000,000
6,900	SPDR S&P 500 ETF Trust, Put September 2014 @ 190	2,208,000

Total Purchased Options (Cost $4,133,964)		6,932,100

NUMBER OF SHARES

Short-Term Investments (17.5%)
541,002,422	State Street Institutional Government Money Market Fund Premier Class (Cost $541,002,422)	541,002,422	ØØ

Total Long Positions (95.5%) (Cost $2,790,887,650)		2,953,793,089	##
Cash, receivables and other assets, less liabilities (15.8%)		489,360,604	‡‡±
Short Positions (see summary below) ((11.3)%)		(350,766,615)

Total Net Assets (100.0%)		$3,092,387,078

Short Positions ((11.3)%)

Common Stocks Sold Short (5.3%)‡

Auto Components (0.3%)
(335,000)	Dana Holding Corp.	(7,497,300)

Banks (0.2%)
(502,300)	First Horizon National Corp.	(5,917,094)

Capital Markets (0.2%)
(96,101)	Cohen & Steers, Inc.	(3,989,152)
(45,900)	Franklin Resources, Inc.	(2,485,485)
(6,474,637)

Containers & Packaging (0.4%)
(320,000)	Bemis Co., Inc.	(12,483,200)

Electric Utilities (0.3%)
(230,000)	Southern Co.	(9,956,700)

Hotels, Restaurants & Leisure (0.1%)
(85,100)	Chuy's Holdings, Inc.	(2,438,115)	*

Internet & Catalog Retail (0.4%)
(439,909)	Jumei International Holding Ltd. ADR	(12,555,003)	*

IT Services (0.5%)
(439,683)	CGI Group, Inc. Class A	(15,775,826)	*

Multi-Utilities (0.6%)
(250,000)	Consolidated Edison, Inc.	(14,022,500)
(110,000)	PG&E Corp.	(4,913,700)
		(18,936,200)
Multiline Retail (0.4%)
(178,500)	Target Corp.	(10,636,815)

Professional Services (0.1%)
(30,000)	Dun & Bradstreet Corp.	(3,300,900)

Semiconductors & Semiconductor Equipment (0.5%)
(430,000)	Applied Materials, Inc.	(9,012,800)
(73,400)	Cree, Inc.	(3,466,682)	*
(73,700)	Xilinx, Inc.	(3,031,281)
		(15,510,763)
Specialty Retail (1.1%)
(253,354)	Bed Bath & Beyond, Inc.	(16,034,775)	*
(89,900)	Michaels Cos Inc.	(1,355,692)	*
(320,000)	Sally Beauty Holdings, Inc.	(8,304,000)	*
(384,576)	Sonic Automotive, Inc. Class A	(9,352,888)
		(35,047,355)
Textiles, Apparel & Luxury Goods (0.2%)
(200,000)	Coach, Inc.	(6,912,000)

Total Common Stocks Sold Short (Proceeds $(161,764,985))		(163,441,908)

Exchange Traded Funds Sold Short (6.0%)
(352,300)	Consumer Discretionary Select Sector SPDR Fund	(23,195,432)
(270,000)	Industrial Select Sector SPDR Fund	(13,986,000)
(77,000)	iShares Core S&P Small-Cap ETF	(8,151,220)
(101,000)	iShares MSCI Australia ETF	(2,685,590)
(491,200)	iShares MSCI Brazil Capped ETF	(23,823,200)
(370,000)	iShares MSCI Emerging Markets ETF	(16,213,400)
(273,500)	iShares Russell 2000 ETF	(30,383,115)
(220,000)	iShares Russell Mid-Cap ETF	(34,518,000)
(250,000)	SPDR S&P Retail ETF	(20,962,500)
(325,000)	Utilities Select Sector SPDR Fund	(13,406,250)

Total Exchange Traded Funds Sold Short (Proceeds $(172,372,327))		(187,324,707)

Total Short Positions (Proceeds $(334,137,312))		(350,766,615)

See Notes to Schedule of Investments

July 31, 2014 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Flexible Select Fund (“Flexible Select”), Neuberger Berman Global Allocation Fund (“Global Allocation”), Neuberger Berman Inflation Navigator Fund ("Inflation Navigator") (formerly, Neuberger Berman Dynamic Real Return Fund) and Neuberger Berman Long Short Fund (“Long Short”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	●	Level 1 – quoted prices in active markets for identical investments
	●	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	●	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments (long and short positions) in equity securities, exchange traded funds, preferred stock, purchased option contracts, written option contracts and closed-end funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities of the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Sovereign Debt. Inputs used to value sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of financial futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts (“forward contracts”) is determined by Management by obtaining valuations from an independent pricing service based on actual traded currency rates on an independent pricing service’s network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

The value of total return swaps is determined by Management by obtaining valuations from an independent pricing service using the underlying index and stated London Interbank Offered Rate ("LIBOR") rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies, with the exception of closed-end funds, are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from brokers and dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts ("ADRs") and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange ("NYSE") on business days, usually 4:00 p.m. Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of July 31, 2014:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Flexible Select
Investments:
Common Stocks^	$82,153,758	$-	$-	$82,153,758
Preferred Stocks^	264,375	-	-	264,375
Exchange Traded Funds	15,254	-	-	15,254
Mutual Funds	-	6,102,289	-	6,102,289
Short-Term Investments	-	5,839,158	-	5,839,158
Total Investments	82,433,387	11,941,447	-	94,374,834
Global Allocation
Investments:
Common Stocks^
Australia	-	301,293	-	301,293
Austria	-	158,299	-	158,299
France	141,839	73,361	-	215,200
Germany	-	712,212	-	712,212
Italy	-	177,632	-	177,632
Japan	-	1,172,991	-	1,172,991

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Jersey	-	47,797	-	47,797
Luxembourg	-	154,738	-	154,738
Netherlands	-	50,116	-	50,116
Singapore	-	72,143	-	72,143
Sweden	-	128,855	-	128,855
Switzerland	-	61,769	-	61,769
United Kingdom	309,585	1,376,866	-	1,686,451
Other Common Stocksß	5,079,454	-	-	5,079,454
Total Common Stocks	5,530,878	4,488,072		10,018,950
Short-Term Investments	-	23,498,905	-	23,498,905
Total Long Positions	5,530,878	27,986,977	-	33,517,855
Inflation Navigator
Investments:
Common Stocks^	7,956,372	-	-	7,956,372
Government Securities^	-	2,225,662	-	2,225,662
U.S. Treasury Securities–Backed by the Full Faith and Credit of the U.S. Government	-	1,720,040	-	1,720,040
Mutual Funds	-	5,227,893	-	5,227,893
Exchange Traded Funds	36,443	-	-	36,443
Short-Term Investments	-	160,290	-	160,290
Total Investments	7,992,815	9,333,885	-	17,326,700
Long Short
Investments:
Common Stocks
Hotels, Restaurants & Leisure	74,537,786	19,515,864	-	94,053,650
Other Common Stocks^ß	1,873,555,006	-	-	1,873,555,006
Total Common Stocks	1,948,092,792	19,515,864	-	1,967,608,656
Corporate Debt Securities^	-	438,249,911	-	438,249,911
Purchased Options	6,932,100	-	-	6,932,100
Short-Term Investments	-	541,002,422	-	541,002,422
Total Long Positions	$1,955,024,892	$998,768,197	$-	$2,953,793,089

^	The Schedule of Investments provides information on the industry and/or country categorization for the portfolio.

ß	Represents a geographic location and/or industry where all securities were Level 1 securities. Please refer to the Schedule of Investments for additional information.

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of July 31, 2014:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Global Allocation
Forward contracts (unrealized appreciation)	$-	$30,377	$-	$30,377
Futures contracts (unrealized appreciation)	197,249	-	-	197,249
Total	$197,249	$30,377	$-	$227,626
Inflation Navigator
Futures contracts (unrealized appreciation)	$7,743	$-	$-	$7,743
Total	$7,743	$-	$-	$7,743
Long Short
Futures contracts (unrealized appreciation)	$2,355,696	$-	$-	$2,355,696
Total	$2,355,696	$-	$-	$2,355,696

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of July 31, 2014:

Liability Valuation Inputs	Level 1	Level 2	Level 3	Total
Global Allocation
Common Stocks Sold Short^
Australia	$-	$(311,092)	$-	$(311,092)
Austria	-	(174,035)	-	(174,035)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Belgium	-	(74,030)	-	(74,030)
Finland	-	(157,992)	-	(157,992)
France	-	(444,389)	-	(444,389)
Italy	-	(345,757)	-	(345,757)
Japan	-	(1,184,910)	-	(1,184,910)
Mexico	(93,046)	(111,705)	-	(204,751)
Netherlands	-	(297,975)	-	(297,975)
Peru	-	(130,823)	-	(130,823)
Russia	-	(109,676)	-	(109,676)
Singapore	-	(75,690)	-	(75,690)
Spain	-	(49,646)	-	(49,646)
Sweden	-	(133,567)	-	(133,567)
Switzerland	-	(60,676)	-	(60,676)
United Kingdom	(115,994)	(1,255,153)	-	(1,371,147)
United States	(4,541,192)	(17,518)	-	(4,558,710)
Other Common Stocks Sold Shortß	(619,884)	-	-	(619,884)
Total Common Stocks Sold Short	(5,370,116)	(4,934,634)	-	(10,304,750)
Total Short Positions	$(5,370,116)	$(4,934,634)	$-	$(10,304,750)
Long Short
Common Stocks Sold Short^	$(163,441,908)	$-	$-	$(163,441,908)
Exchange Traded Funds Sold Short	(187,324,707)	-	-	(187,324,707)
Total Short Positions	$(350,766,615)	$-	$-	$(350,766,615)

^	The Schedule of Investments provides information on the industry and/or country categorization for the portfolio.

ß	Represents a geographic location and/or industry where all securities were Level 1 securities. Please refer to the Schedule of Investments for additional information.

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of July 31, 2014:

Liability Valuation Inputs	Level 1	Level 2	Level 3	Total
Global Allocation
Forward contracts (unrealized depreciation)	$-	$(16,569)	$-	$(16,569)
Futures contracts (unrealized depreciation)	(95,481)	-	-	(95,481)
Total return swaps	-	(481,034)	-	(481,034)
Total	$(95,481)	$(497,063)	$-	$(593,084)
Inflation Navigator
Futures contracts (unrealized depreciation)	$(19,626)	$-	$-	$(19,626)
Total	$(19,626)	$-	$-	$(19,626)
Long Short
Futures contracts (unrealized depreciation)	$-	$-	$-	$-
Option contracts	(918,500)	-	-	(918,500)
Total	$(918,500)	$-	$-	$(918,500)

As of the period ending July 31, 2014, the Funds had no transfers between Levels 1, 2 or 3 based on beginning of period market values as of October 31, 2013.

##	At July 31, 2014, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Flexible Select	$85,927,725	$9,405,766	$958,657	$8,447,109
Global Allocation	33,920,412	183,492	586,049	(402,557)
Inflation Navigator	15,773,987	1,722,658	169,945	1,552,713
Long Short	2,792,847,143	218,118,663	57,172,717	160,945,946

*	Security did not produce income during the last twelve months.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

‡‡	At July 31, 2014, Long Short had outstanding put options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
SPDR S&P 500 ETF Trust, Put	6,900	180	September 2014	$(862,500)
PetSmart, Inc., Put	1,400	57.5	October 2014	(56,000)
				$(918,500)

At July 31, 2014, Long Short had deposited $138,862,500 in a segregated account to cover requirements for put options written.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At July 31, 2014, these securities amounted to $229,802 or 1.3% of net assets for Inflation Navigator.

È	All or a portion of this security is on loan.

ØØ
All or a portion of this security is segregated in connection with obligations for common stocks sold short and/or forward foreign currency contracts and/or total return swap contracts and/or financial futures contracts.

‡
At July 31, 2014, Global Allocation had deposited $10,961,234 in a segregated account to cover collateral requirements for borrowing in connection with securities sold short. This collateral is made up of the proceeds from the securities sold short and collateral received from security lending activities. At July 31, 2014, Long Short had deposited $367,398,042 in a segregated account to cover collateral requirements for borrowing in connection with securities sold short.

§	Affiliated issuer.

Investments in Affiliates(1):
	Balance of Shares Held October 31, 2013	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held July 31, 2014	Value July 31, 2014	Distributions from Investments in Affiliated Issuers(2)		Net Realized Gain (Loss) from Investments in Affiliated Issuers
Flexible Select
Neuberger Berman Core Bond Fund Institutional Class	576,112	40,447	34,641	581,918	$6,102,289	$118,917		$(5,823)
Inflation Navigator
Neuberger Berman Emerging Markets Equity Fund Institutional Class	84,322	10,036	-	94,358	$1,654,537	$7,294		$-
Neuberger Berman Floating Rate Income Fund Institutional Class	88,308	2,503	-	90,811	927,623	25,700		-
Neuberger Berman High Income Bond Fund Institutional Class	159,659	7,789	94,389	73,059	683,090	73,554		(2,317)
Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	161,988	55,171	5,518	211,641	1,962,643	-	*	(2,461)
Total					$5,227,893	$106,548		$(4,778)

(1)
Affiliated issuers, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Neuberger Berman Alternative Funds and Management have obtained an exemptive order from the Securities and Exchange Commission that permits the Funds to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(2)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying fund.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

*	Security did not produce income during the last twelve months.

±	At July 31, 2014, open positions in financial futures contracts were as follows:

Fund	Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
Global Allocation	August 2014	2 Hang Seng Index Future	Short	$(7,598)
Global Allocation	September 2014	24 Mini Japanese Government Bond, 10 Year	Short	(6,405)
Global Allocation	September 2014	6 Canadian Currency	Short	5,970
Global Allocation	September 2014	13 Canadian Treasury Bond, 10 Year	Short	(16,305)
Global Allocation	September 2014	1 Euro Currency	Short	3,735
Global Allocation	September 2014	14 Euro STOXX 50 Index	Short	27,901
Global Allocation	September 2014	2 FTSE 100 Index	Short	2,483
Global Allocation	September 2014	7 Japanese Yen	Short	9,445
Global Allocation	September 2014	1 S&P TSX 60 Index	Short	(3,268)
Global Allocation	September 2014	4 S&P 500 E-Mini Index	Short	2,017
Global Allocation	September 2014	3 Mini Japanese Government Bond, 10 Year	Long	2,523
Global Allocation	September 2014	9 Australian Dollar/U.S. Dollar Currency	Long	(14,936)
Global Allocation	September 2014	12 Australian Treasury Bond, 10 Year	Long	9,350
Global Allocation	September 2014	1 Canadian Currency	Long	187
Global Allocation	September 2014	3 CHF Currency	Long	(6,583)
Global Allocation	September 2014	3 Euro Currency	Long	(9,613)
Global Allocation	September 2014	3 Euro STOXX 50 Index	Long	(5,443)
Global Allocation	September 2014	13 Euro-Bund	Long	29,505
Global Allocation	September 2014	1 FTSE 100 Index	Long	(679)
Global Allocation	September 2014	19 GBP Currency	Long	(14,459)
Global Allocation	September 2014	4 Japanese Yen	Long	(3,892)
Global Allocation	September 2014	23 UK Long Gilt Bond	Long	35,209
Global Allocation	September 2014	14 Mini MSCI Emerging Markets Index	Long	8,995
Global Allocation	September 2014	1 S&P TSX 60 Index	Long	3,648
Global Allocation	September 2014	7 S&P 500 E-Mini Index	Long	(4,298)
Global Allocation	September 2014	9 SPI 200 Index	Long	42,696
Global Allocation	September 2014	10 Topix Index	Long	13,585
Global Allocation	September 2014	5 US Treasury Note, 10 Year	Long	(2,002)
Total				$101,768

Inflation Navigator	September 2014	10 Mini Japanese Government Bond, 10 Year	Short	$(908)
Inflation Navigator	September 2014	2 Government of Canada Bond, 10 Year	Short	(3,308)
Inflation Navigator	September 2014	3 Euro Currency	Short	4,341
Inflation Navigator	September 2014	1 Euro-Bund	Short	(4,113)
Inflation Navigator	September 2014	1 Japanese Currency	Short	634
Inflation Navigator	September 2014	2 New Zealand Dollar	Short	(76)
Inflation Navigator	September 2014	1 U.S. Treasury Note, 2 Year	Short	217
Inflation Navigator	September 2014	8 Ultra Long U.S. Treasury Bond	Short	(8,703)
Inflation Navigator	September 2014	6 GBP Currency	Long	(30)
Inflation Navigator	September 2014	3 U.S. Treasury Note, 10 Year	Long	(990)
Inflation Navigator	September 2014	3 Long U.S. Treasury Bond	Long	1,692
Inflation Navigator	December 2014	1Euribor, 3 Month	Long	334
Inflation Navigator	December 2015	3 Canadian Banker’s Acceptance	Long	(146)
Inflation Navigator	December 2016	2 Sterling Interest Rate, 3 Month	Long	(1,352)
Inflation Navigator	December 2016	1 Eurodollar, 90 Day	Long	525
Total				$(11,883)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Long Short	September 2014	3,058 S&P 500 E-Mini Index	Short	$2,006,118
Long Short	September 2014	680 U.S. Treasury Note, 10 Year	Short	349,578
Total				$2,355,696

At July 31, 2014, the notional value of financial futures contracts was:

	Long Positions	Short Positions
Global Allocation	$17,834,573	$(8,281,928)
Inflation Navigator	$3,086,481	$(2,810,166)
Long Short	$-	$(379,036,295)

At July 31, 2014, the Funds had deposited the following in segregated accounts to cover margin requirements on open financial futures contracts:

Global Allocation	$425,015
Inflation Navigator	$50,723
Long Short	$20,277,506

At July 31, 2014, the outstanding total return swap contracts for Global Allocation were as follows:

			Rate Type
Swap Counterparty	Notional Amount	Termination Date	Variable-rate Payments Made/(Received) by the Fund	Reference Entity	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
J.P. Morgan Chase Bank N.A.	$13,668,117	January 7, 2015	0.741%(1)	J.P. Morgan Global Government Bond Total Return Index Unhedged	$(5,068)	$(157,110)	$(162,178)

J.P. Morgan Chase Bank N.A.	17,830,392	January 14, 2015	0.202%(2)	MSCI Daily Total Return Net World Index	(1,796)	(317,060)	(318,856)
Total					$(6,864)	$(474,170)	$(481,034)
(1)	1 month LIBOR plus 0.59% at July 10, 2014.
(2)	1 month LIBOR plus 0.05% at July 9, 2014.

At July 31, 2014, open forward contracts for Global Allocation were as follows:

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
576,012	Brazilian Real	$257,931	Barclays Bank PLC	August 14, 2014	$(4,789)
87,544,370	Chilean Peso	157,624	Barclays Bank PLC	August 14, 2014	(4,755)
592,514,167	Indonesian Rupiah	49,471	Barclays Bank PLC	August 14, 2014	1,625
270,255,134	South Korean Won	267,484	Barclays Bank PLC	August 14, 2014	(4,696)
16,330,673	New Taiwan Dollar	546,908	Barclays Bank PLC	August 14, 2014	(2,329)
1,573,641	South African Rand	145,342	Barclays Bank PLC	August 14, 2014	1,172
Total					$(13,772)

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
8,706,736	Czech Koruna	$433,296	Barclays Bank PLC	August 14, 2014	$11,974
93,403,640	Hungarian Forint	408,049	Barclays Bank PLC	August 14, 2014	9,738

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

2,151,111	Mexican Peso	165,471	Barclays Bank PLC	August 14, 2014	2,876
384,935	Polish Zloty	126,236	Barclays Bank PLC	August 14, 2014	2,950
363,427	Singapore Dollar	291,366	Barclays Bank PLC	August 14, 2014	42
Total					$27,580

a	Principal amount is stated in the currency in which security is denominated.

AUD = Australian Dollar CAD = Canadian Dollar EUR = Euro MXN = Mexican Peso NZD = New Zealand Dollar GBP = Pound Sterling SEK = Swedish Krona ZAR = South African Rand

b	Effective June 2, 2014. Formerly, Dynamic Real Return Fund through June 1, 2014.

^^	Value of the security was determined using methods the Board has approved in the good-faith belief the resulting valuation will reflect fair value of the security.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

JULY 31, 2014

Consolidated Schedule of Investments Risk Balanced Commodity Strategy Fund
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)	†

U.S. Government Agency Securities (0.3%)
250,000	Federal Farm Credit Banks, Bonds, 0.17%, due 3/13/15 (Cost $250,041)	250,079	µ

Asset-Backed Securities (17.8%)
850,000	Ally Auto Receivables Trust, Ser. 2011-5, Class A4, 1.32%, due 7/15/16	853,171
478,606	Ally Auto Receivables Trust, Ser. 2012-3, Class A3, 0.85%, due 8/15/16	479,644
250,000	Ally Auto Receivables Trust, Ser. 2013-1, Class A3, 0.63%, due 5/15/17	250,379
990,000	Capital One Multi-Asset Execution Trust, Ser. 2007-A2, Class A2, 0.23%, due 12/16/19	985,677	µ
926,893	CarMax Auto Owner Trust, Ser. 2012-3, Class A3, 0.52%, due 7/17/17	927,534
1,475,000	CarMax Auto Owner Trust, Ser. 2013-1, Class A3, 0.60%, due 10/16/17	1,476,133
875,000	Chase Issuance Trust, Ser. 2013-A5, Class A, 0.47%, due 5/15/17	875,366
500,000	Chase Issuance Trust, Ser. 2014-A4, Class A4, 0.36%, due 4/16/18	500,173	µ
1,120,000	Citibank Credit Card Issuance Trust, Ser. 2008-A6, Class A6, 1.36%, due 5/22/17	1,129,284	µ
1,000,000	Citibank Credit Card Issuance Trust, Ser. 2005-A9, Class A9, 5.10%, due 11/20/17	1,057,729
595,505	Ford Credit Auto Owner Trust, Ser. 2014-A, Class A2, 0.48%, due 11/15/16	595,617
550,000	Ford Credit Auto Owner Trust, Ser. 2013-B, Class A3, 0.57%, due 10/15/17	550,557
185,577	Honda Auto Receivables Owner Trust, Ser. 2013-3, Class A2, 0.54%, due 1/15/16	185,706
640,000	Honda Auto Receivables Owner Trust, Ser. 2011-3, Class A4, 1.17%, due 12/21/17	642,189
448,457	Hyundai Auto Receivables Trust, Ser. 2013-C, Class A2, 0.57%, due 6/15/16	448,879
348,058	Nelnet Student Loan Trust, Ser. 2006-1, Class A4, 0.32%, due 11/23/22	347,465	µ
310,000	Nissan Auto Receivables Owner Trust, Ser. 2013-A, Class A3, 0.50%, due 5/15/17	310,171
1,131,722	SLM Student Loan Trust, Ser. 2014-2, Class A1, 0.41%, due 7/25/19	1,131,741	µ
1,462,281	SLM Student Loan Trust, Ser. 2005-9, Class A5, 0.35%, due 1/27/25	1,459,096	µ
1,500,000	Toyota Auto Receivables Owner Trust, Ser. 2014-B, Class A2, 0.40%, due 12/15/16	1,497,965
652,546	World Omni Auto Receivables Trust, Ser. 2013-B, Class A2, 0.48%, due 11/15/16	652,829
	Total Asset-Backed Securities (Cost $16,393,474)	16,357,305

Corporate Debt Securities (45.0%)

Aerospace & Defense (1.6%)
805,000	Rockwell Collins, Inc., Senior Unsecured Notes, 0.58%, due 12/15/16	806,889	µ
695,000	United Technologies Corp., Senior Unsecured Notes, 0.73%, due 6/1/15	697,969	µ
		1,504,858
Automobile Manufacturers (3.8%)
965,000	American Honda Finance Corp., Senior Unsecured Notes, 0.73%, due 10/7/16	972,095	µ
1,100,000	Daimler Finance North America LLC, Guaranteed Notes, 0.58%, due 8/1/17	1,100,326	ñµØ
445,000	Toyota Motor Credit Corp., Senior Unsecured Notes, 0.52%, due 5/17/16	446,427	µ
410,000	Volkswagen Group of America Finance LLC, Guaranteed Notes, 0.60%, due 5/23/17	410,451	ñµ
575,000	Volkswagen Int'l Finance NV, Guaranteed Notes, 0.83%, due 11/20/14	575,913	ñµ
		3,505,212
Banks (12.7%)
710,000	Bank of America N.A., Senior Unsecured Notes, 0.70%, due 11/14/16	711,282	µ
490,000	Bank of Montreal, Senior Unsecured Medium-Term Notes, 0.75%, due 7/15/16	493,064	µ
1,000,000	Bank of New York Mellon Corp., Senior Unsecured Medium-Term Notes, 0.46%, due 3/4/16	1,001,410	µ
225,000	Deutsche Bank AG London, Senior Unsecured Notes, 3.88%, due 8/18/14	225,294
965,000	HSBC USA, Inc., Senior Unsecured Notes, 0.53%, due 6/23/17	965,135	µ
2,105,000	JPMorgan Chase & Co., Senior Unsecured Notes, 0.74%, due 2/15/17	2,113,443	µ

230,000	Mizuho Bank Ltd., Guaranteed Notes, 0.66%, due 4/16/17	230,180	ñµ
395,000	National Australia Bank Ltd., Senior Unsecured Notes, 0.78%, due 7/25/16	397,343	µ
476,000	National City Corp., Senior Unsecured Notes, 4.90%, due 1/15/15	485,329
730,000	Royal Bank of Canada, Senior Unsecured Global Medium-Term Notes, 0.45%, due 12/16/15	730,994	µ
450,000	Svenska Handelsbanken AB, Senior Unsecured Notes, 0.70%, due 9/23/16	452,487	µ
655,000	Toronto-Dominion Bank, Senior Unsecured Medium-Term Notes, 0.42%, due 11/6/15	656,064	µ
920,000	U.S. Bank N.A., Senior Unsecured Bank Notes, 0.47%, due 1/30/17	920,421	µ
500,000	Wells Fargo & Co., Senior Unsecured Medium-Term Notes, 0.76%, due 7/20/16	503,056	µ
925,000	Wells Fargo & Co., Senior Unsecured Notes, 1.15%, due 6/26/15	932,223	µ
850,000	Westpac Banking Corp., Senior Unsecured Notes, 0.99%, due 9/25/15	856,773	µ
		11,674,498
Beverages (0.9%)
460,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 0.43%, due 1/27/17	460,568	µ
330,000	Coca-Cola Co., Senior Unsecured Notes, 0.21%, due 3/5/15	329,934	µ
		790,502
Computers (2.0%)
390,000	Apple, Inc., Senior Unsecured Notes, 0.29%, due 5/5/17	390,000	µ
455,000	Apple, Inc., Senior Unsecured Notes, 0.29%, due 5/3/16	455,000	µ
985,000	International Business Machines Corp., Senior Unsecured Notes, 0.26%, due 7/29/15	985,291	µ
		1,830,291
Cosmetics - Personal Care (1.3%)
1,150,000	Procter & Gamble Co, Senior Unsecured Notes, 4.95%, due 8/15/14	1,151,494

Diversified Financial Services (3.0%)
425,000	American Express Credit Corp., Senior Unsecured Medium-Term Notes, 1.33%, due 6/12/15	428,644	µ
500,000	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. D, 5.13%, due 8/25/14	501,354
1,860,000	General Electric Capital Corp., Senior Unsecured Global Medium-Term Notes, 0.88%, due 7/12/16	1,876,234	µØØ
		2,806,232
Electric (2.6%)
1,023,000	Duke Energy Ohio, Inc., 1st Mortgage Notes, 0.37%, due 3/6/15	1,023,558	µ
460,000	Electricite de France, Senior Unsecured Notes, 0.69%, due 1/20/17	461,252	ñµ
915,000	Public Service Electric & Gas Co., Senior Secured Medium-Term Notes, Ser. G, 0.85%, due 8/15/14	915,199
		2,400,009
Healthcare - Products (1.6%)
1,470,000	Medtronic, Inc., Senior Unsecured Notes, 0.32%, due 2/27/17	1,467,745	µ

Healthcare - Services (0.8%)
750,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 0.35%, due 8/28/14	750,031	µ

Insurance (3.2%)
210,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 0.38%, due 1/10/17	210,153	µ
400,000	Berkshire Hathaway, Inc., Senior Unsecured Notes, 0.92%, due 8/15/14	399,995	µ
270,000	Metropolitan Life Global Funding I, Secured Notes, 0.76%, due 7/15/16	271,898	ñµ
1,000,000	Pricoa Global Funding I, Secured Notes, 0.50%, due 8/19/15	1,002,084	ñµ
600,000	Principal Life Global Funding II, Senior Secured Notes, 0.39%, due 9/19/14	600,110	ñµ
495,000	Principal Life Global Funding II, Senior Secured Notes, 0.60%, due 5/27/16	497,155	ñµ
		2,981,395
Machinery - Construction & Mining (0.7%)
400,000	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 0.47%, due 2/26/16	400,883	µ

50,000	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 0.38%, due 8/27/14	50,011	µ
170,000	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 0.35%, due 11/25/15	170,066	µ
		620,960
Machinery Diversified (0.8%)
510,000	John Deere Capital Corp., Senior Unsecured Medium-Term Notes, 0.35%, due 6/15/15	510,506	µ
210,000	John Deere Capital Corp., Senior Unsecured Notes, 0.52%, due 10/11/16	210,689	µ
		721,195
Media (0.9%)
770,000	NBCUniversal Enterprise, Inc., Guaranteed Notes, 0.77%, due 4/15/16	773,905	ñµØØ
65,000	Walt Disney Co., Senior Unsecured Medium-Term Notes, 0.21%, due 2/11/15	65,007	µ
		838,912
Mining (1.3%)
440,000	BHP Billiton Finance USA Ltd., Guaranteed Notes, 0.48%, due 9/30/16	440,384	µ
750,000	BHP Billiton Finance USA Ltd., Guaranteed Notes, 1.13%, due 11/21/14	751,832
		1,192,216
Oil & Gas (1.7%)
535,000	BP Capital Markets PLC, Guaranteed Notes, 0.64%, due 11/7/16	537,399	µ
1,000,000	Nexen Energy ULC, Guaranteed Notes, 5.20%, due 3/10/15	1,027,075
		1,564,474
Pharmaceuticals (0.9%)
290,000	Merck & Co., Inc., Senior Unsecured Notes, 0.42%, due 5/18/16	290,766	µ
320,000	Pfizer, Inc., Senior Unsecured Notes, 0.37%, due 5/15/17	320,087	µ
195,000	Sanofi, Senior Unsecured Notes, 1.20%, due 9/30/14	195,287
		806,140
Pipelines (1.3%)
1,165,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 0.91%, due 6/30/16	1,175,427	µ

Real Estate Investment Trusts (0.6%)
200,000	Simon Property Group LP, Senior Unsecured Notes, 5.63%, due 8/15/14	200,297
346,000	Simon Property Group LP, Senior Unsecured Notes, 4.20%, due 2/1/15	349,098
		549,395
Software (0.9%)
825,000	Oracle Corp., Senior Unsecured Notes, 0.43%, due 7/7/17	825,945	µ

Telecommunications (1.6%)
1,450,000	Cisco Systems, Inc., Senior Unsecured Notes, 0.51%, due 3/3/17	1,455,567	µ

Transportation (0.8%)
770,000	Canadian National Railway Co., Senior Unsecured Notes, 0.42%, due 11/6/15	770,193	µ
	Total Corporate Debt Securities (Cost $41,344,475)	41,382,691

Certificates of Deposit (2.0%)
480,000	Credit Suisse New York, Yankee CD, 0.64%, due 12/7/15	480,000	µ
950,000	Nordea Bank Finland PLC, Yankee CD1, 0.41%, due 6/13/16	949,640	µ
450,000	Sumitomo Mitsui Banking Corp., Yankee CD, 0.55%, due 3/3/16	449,859	µ
	Total Certificates of Deposit (Cost $1,880,000)	1,879,499

Short-Term Investments (32.1%)

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government(a) (19.6%)
5,250,000	U.S. Treasury Bill, Disc. Notes, 0.02%, due 8/28/14	5,249,953
2,500,000	U.S. Treasury Bill, Disc. Notes, 0.01%, due 9/4/14	2,499,977
750,000	U.S. Treasury Bill, Disc. Notes, 0.02%, due 10/9/14	749,986
2,500,000	U.S. Treasury Bill, Disc. Notes, 0.05%, due 10/30/14	2,499,827
7,000,000	U.S. Treasury Bill, Disc. Notes, 0.03%, due 12/18/14	6,998,719
		17,998,462
NUMBER OF SHARES

Money Market Fund (12.5%)
11,501,420	State Street Institutional Government Money Market Fund Premier Class	11,501,420	ØØ††

	Total Short-Term Investments (Cost $29,499,778)	29,499,882

	Total Investments (97.2%) (Cost $89,367,768)	89,369,456	##

	Cash, receivables and other assets, less liabilities (2.8%)	2,585,297	±

	Total Net Assets (100.0%)	$91,954,753

See Notes to Schedule of Investments

July 31, 2014 (Unaudited)

Notes to Consolidated Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Risk Balanced Commodity Strategy Fund (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

● Level 1 – quoted prices in active markets for identical investments
● Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
● Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities of the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

The value of commodity futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost.

Investments in money market funds are valued using the fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction,

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

the Fund seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of July 31, 2014:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Government Agency Securities	$-	$250,079	$-	$250,079
Asset-Backed Securities	-	16,357,305	-	16,357,305
Corporate Debt Securities^	-	41,382,691	-	41,382,691
Certificates of Deposit	-	1,879,499	-	1,879,499
Short-Term Investments^	-	29,499,882	-	29,499,882
Total Investments	$-	$89,369,456	$-	$89,369,456

^	The Consolidated Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ending July 31, 2014, the Fund had no transfers between Levels 1, 2 or 3 based on beginning of period market values as of October 31, 2013.

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of July 31, 2014:

Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized appreciation)	$1,990,432	$-	$-	$1,990,432

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(3,631,594)	$-	$-	$(3,631,594)

The Fund invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd., (the “Subsidiary”) a wholly-owned subsidiary of the Fund, which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the Subsidiary with the intent that the Fund will remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors.

As of July 31, 2014, the value of the Fund’s investment in the Subsidiary was as follows:

Investment in Subsidiary	Percentage of Net Assets
$13,349,020	14.5%

##
At July 31, 2014, the cost of investments for U.S. federal income tax purposes was $89,367,768. Gross unrealized appreciation of investments was $48,028 and gross unrealized depreciation of investments was $46,340, resulting in net unrealized appreciation of $1,688 based on cost for U.S. federal income tax purposes.

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Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At July 31, 2014, these securities amounted to $5,923,274 or 6.4% of net assets.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Ø	All or a portion of this security was purchased on a when-issued basis. At July 31, 2014, these securities amounted to $1,100,326 or 1.2% of net assets.

ØØ	All or a portion of this security is segregated in connection with obligations for commodity futures contracts and when-issued purchase commitments.

††	A portion of this security is held by the Subsidiary.

(a)	Interest rate represents discount rate at time of purchase, not a coupon rate.

µ	Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of July 31, 2014, and their final maturity dates.

±	At July 31, 2014, open positions in commodity futures contracts(1) were:

Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
August 2014	62 Lead	Long	$138,231
August 2014	20 Nickel	Long	19,708
August 2014	42 Premium High Grade Aluminum	Long	158,658
August 2014	47 Zinc	Long	355,587
September 2014	59 Lead	Long	141,806
September 2014	31 Nickel	Long	(119,288)
September 2014	76 Premium High Grade Aluminum	Long	218,103
September 2014	76 Zinc	Long	513,278
October 2014	30 Cattle Feeder	Long	(10,850)
October 2014	49 Gasoline RBOB	Long	3,447
October 2014	52 Natural Gas	Long	(145)
October 2014	47 Platinum	Long	2,255
November 2014	69 Gas Oil	Long	(2,668)
November 2014	61 Lead.	Long	(27,530)
November 2014	40 New York Harbor ULSD	Long	7,886
November 2014	29 Nickel	Long	(56,379)
November 2014	58 Premium High Grade Aluminum	Long	(36,705)
November 2014	67 Zinc	Long	(14,345)
November 2014	50 Soybean	Long	(264,635)
November 2014	70 WTI Crude	Long	(37,051)
December 2014	69 Brent Crude Oil	Long	24
December 2014	71 Cocoa	Long	5,006
December 2014	13 Coffee ‘C’	Long	13,177
December 2014	49 Copper	Long	(11,079)
December 2014	207 Corn	Long	(1,065,782)
December 2014	40 Cotton No. 2	Long	(342,433)
December 2014	54 Gold	Long	55,424
December 2014	72 Lean Hogs	Long	(19,739)
December 2014	53 Live Cattle	Long	(3,375)
December 2014	39 Silver	Long	132,861
December 2014	31 Soybean Meal	Long	(100,962)
December 2014	40 Soybean Oil	Long	(51,050)
December 2014	131 Wheat	Long	(779,444)
March 2015	53 Sugar 11	Long	(4,208)
August 2014	62 Lead	Short	(178,549)
August 2014	20 Nickel	Short	99,028
August 2014	42 Premium High Grade Aluminum	Short	(139,192)
August 2014	47 Zinc	Short	(359,038)
September 2014	59 Lead	Short	24,629
September 2014	31 Nickel	Short	61,070

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

September 2014	76 Premium High Grade Aluminum	Short	40,254
September 2014	76 Zinc	Short	(7,147)
			$(1,641,162)

(1) Commodity futures contracts are held by the Subsidiary.

At July 31, 2014, the notional value of commodity futures contracts was $117,269,016 for long positions and $(25,502,756) for short positions.

At July 31, 2014, the Fund had deposited $5,349,589 in a segregated account to cover margin requirements on open futures contracts.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Alternative Funds

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date:  September 29, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date:  September 29, 2014

By:	/s/ John M. McGovern
John M. McGovern Treasurer and Principal Financial and Accounting Officer

Date:  September 29, 2014